SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 58
                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  58
                   ----
                        (Check appropriate box or boxes.)

TOUCHSTONE STRATEGIC TRUST       FILE NOS. 811-3651 and 2-80859
------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
--------------------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------

Jill T. McGruder, 221 East Fourth Street, Cincinnati, OH 45202
----------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

[x] immediately upon filing pursuant to paragraph (b)
[ ] on ______________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on ______________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                  AUGUST 1, 2005
--------------------------------------------------------------------------------

TOUCHSTONE
INVESTMENTS

--------------------------------------------------------------------------------

                                   PROSPECTUS

--------------------------------------------------------------------------------

Touchstone Value Plus Fund

Touchstone Large Cap Core Equity Fund

Touchstone Growth Opportunities Fund






        RESEARCH      o      DESIGN      o      SELECT      o MONITOR

           The Securities and Exchange Commission has not approved the
            Funds' shares as an investment or determined whether this
                       Prospectus is accurate or complete.
              Anyone who tells you otherwise is committing a crime.

            Multiple Classes of Shares are offered in this Prospectus

                                                                  AUGUST 1, 2005
PROSPECTUS

TOUCHSTONE INVESTMENTS

Touchstone Value Plus Fund

Touchstone Large Cap Core Equity Fund

Touchstone Growth Opportunities Fund

Each Fund is a series of Touchstone Strategic Trust (the "Trust"), a group of equity mutual funds. The Trust is part of the Touchstone Funds that also includes Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds and Touchstone Variable Series Trust, a group of variable series funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.

The Funds are managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors selects a sub-advisor (each a "Sub-Advisor," collectively the "Sub-Advisors") to manage on a daily basis the investments held by each Fund.

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
Value Plus Fund
--------------------------------------------------------------------------------
Large Cap Core Equity Fund
--------------------------------------------------------------------------------
Growth Opportunities Fund
--------------------------------------------------------------------------------
Investment Strategies and Risks
--------------------------------------------------------------------------------
The Funds' Management
--------------------------------------------------------------------------------
Choosing a Class of Shares
--------------------------------------------------------------------------------
Investing With Touchstone
--------------------------------------------------------------------------------
Distributions and Taxes
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

VALUE PLUS FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The Value Plus Fund seeks to increase the value of Fund shares over the long-term.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily (at least 65% of its assets) in common stocks of larger companies that the Sub-Advisor believes are undervalued. In choosing undervalued stocks, the Sub-Advisor looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. These may include companies in the technology sector.

At least 75% of the Fund's assets will be invested in large cap companies and the remainder will generally be invested in mid cap companies.

The Fund's securities will be considered for sale when the Sub-Advisor believes they are overvalued relative to their growth potential, when there is a deterioration in fundamental criteria, or when their price decreases by at least 10% relative to the market.

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down
      o If the stocks in the Fund's portfolio are not undervalued as expected
      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion
      o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
      o     Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
      o     Because value oriented funds may underperform when growth investing is in favor
      o If the Sub-Advisor's stock selection process does not identify attractive investments

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in the Value Plus Fund. The bar chart shows the Fund's Class A performance from year to year. The bar chart does not reflect any sales charges, which would reduce your return. The returns for other classes of shares offered by the Fund will be lower than the Class A returns shown in the bar chart, since the other classes have higher 12b-1 distribution fees.

VALUE PLUS FUND -- CLASS A TOTAL RETURNS

YEAR           TOTAL RETURN

1999              15.51%                     Best Quarter:
                                             2nd Quarter 2003    +17.59%
2000               1.91%
                                             Worst Quarter:
2001              -1.77%                     3rd Quarter 2002    -18.72%

2002             -26.02%

2003              29.43%

2004               9.99%

The year-to-date return for the Fund's Class A shares as of June 30, 2005 is -1.74%.

The table compares the Fund's average annual total returns to those of the Russell 1000 Value Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                                                       SINCE
                                                                                                       CLASS
                                                                               1 YEAR     5 YEARS      STARTED(1)
------------------------------------------------------------------------------------------------------------------
VALUE PLUS FUND CLASS A
Return Before Taxes                                                              3.64%     -0.13%        2.73%
Return After Taxes on Distributions(2)                                           3.57%     -0.74%        2.17%
Return After Taxes on Distributions and Sale of Fund Shares                      2.45%     -0.36%        2.11%
Russell 1000 Value Index(3)                                                     16.49%      5.27%        5.47%
------------------------------------------------------------------------------------------------------------------
VALUE PLUS FUND CLASS B
Return Before Taxes                                                              5.10%        --        -1.01%
Russell 1000 Value Index(3)                                                     16.49%        --         5.64%
------------------------------------------------------------------------------------------------------------------
VALUE PLUS FUND CLASS C
Return Before Taxes                                                              9.16%      0.42%        2.73%
Russell 1000 Value Index(3)                                                     16.49%      5.27%        5.47%
------------------------------------------------------------------------------------------------------------------

(1) Class A shares began operations on May 1, 1998, Class B shares began operations on May 1, 2001 and Class C shares began operations on January 1, 1999. The Class C performance was calculated using the historical performance of the Class C predecessor, which was another mutual fund that began operations on May 1, 1998.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
(3) The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) The Indexes reflect no deductions for fees, expenses or taxes.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                           SHAREHOLDER FEES
                                                                (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
==============================================================================================================
                                                             Class A Shares   Class B Shares    Class C Shares
Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering price)                  5.75%(1)          None             None

Maximum Deferred Sales Charge
  (as a percentage of original purchase price
  or the amount redeemed, whichever is less)                        *              5.00%(2)         1.00%(3)

Wire Redemption Fee                                             Up to $15         Up to $15       Up to $15

                                                                      ANNUAL FUND OPERATING EXPENSES
                                                               (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------------
Management Fees                                                  0.75%            0.75%                   0.75%

Distribution (12b-1) Fees                                        0.25%            1.00%                   1.00%

Other Expenses                                                   0.47%            2.90%                   1.46%

Total Annual Fund Operating Expenses                             1.47%            4.65%                   3.21%

Fee Waiver and/or Expense Reimbursement(4)                       0.17%            2.60%                   1.16%

Net Expenses                                                     1.30%            2.05%                   2.05%
----------------------------------------------------------------------------------------------------------------

* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.
(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus).
(2) You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in this Prospectus.
(3) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
(4) Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.30% for Class A shares and 2.05% for Class B and Class C shares (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2006.

EXAMPLE. The following example should help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example also reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                           ASSUMING
                     ASSUMING REDEMPTION AT END OF PERIOD                NO REDEMPTION
===============================================================================================
                      Class A Shares      Class B Shares      Class C Shares    Class B Shares
-----------------------------------------------------------------------------------------------
  1 Year               $  700              $  608               $  208             $  208
  3 Years(1)           $  997              $1,369               $  881             $1,169
  5 Years(1)           $1,316              $2,236               $1,578             $2,136
 10 Years(1)           $2,218              $3,922(2)            $3,433             $3,922(2)
-----------------------------------------------------------------------------------------------

(1) The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Sponsor Agreement with Touchstone Advisors for periods after year 1.
(2)   Based on conversion to Class A shares after 8 years.

LARGE CAP CORE EQUITY FUND

THE FUND'S INVESTMENT GOALS
--------------------------------------------------------------------------------
The Large Cap Core Equity Fund (formerly the Enhanced 30 Fund) seeks long-term capital appreciation as its primary goal and income as its secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily (at least 80% of its total assets) in common stocks of large cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A large cap company has a market capitalization of more than $10 billion. The Fund's portfolio will at all times consist of 30 stocks. The Fund's investments may include companies in the technology sector.

The Sub-Advisor selects stocks that it believes are attractively valued with active catalysts in place. The Sub-Advisor uses a database of 4,000 stocks from which to choose the companies that will be selected for the Fund's portfolio. A specific process is followed to assist the Sub-Advisor in its selections:

      o The 4,000 stocks are reduced to 1,000 by screening for the stocks in the Russell 1000 Index.
      o The 1,000 stocks are reduced to 200 by screening for the largest market capitalizations.
      o A model is applied to select stocks that the Sub-Advisor believes are priced at a discount to their true value.
      o The Sub-Advisor then searches for those companies that have unrecognized earnings potential versus their competitors. Restructuring announcements, changes in regulations and spot news can be indicators of improved earnings potential.

Stocks are considered for sale if the Sub-Advisor believes they are overpriced, or if a significant industry or company development forces a re-evaluation of expected earnings. Stocks will be sold if the relative price to intrinsic value reaches 50% or more above the Russell 1000 Index, if a structural event permanently lowers the company's expected earnings, or if the integrity of accounting is in doubt. The portfolio is rebalanced periodically, or as needed, due to changes in the Russell 1000 Index or the Fund's other portfolio securities.

The Sub-Advisor's selection process is expected to cause the Fund's portfolio to have some of the following characteristics:

      o     Attractive relative value
      o     Unrecognized earnings potential
      o     Above-average market capitalization
      o     Seasoned management
      o     Dominant industry position

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down
      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion
      o If the stock selection model does not accurately identify stocks that are priced at a discount to their true value
      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued
      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

You can find out more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in the Large Cap Core Equity Fund. The bar chart shows the Fund's Class A performance from year to year. The bar chart does not reflect any sales charges, which would reduce your return. The returns for other classes of shares offered by the Fund will be lower than the Class A returns shown in the bar chart since the other classes have higher 12b-1 distribution fees.

LARGE CAP CORE EQUITY FUND -- CLASS A TOTAL RETURNS

YEAR          TOTAL RETURN           Best Quarter:
                                     2nd Quarter 2003       +18.81%
2001            -8.95%
                                     Worst Quarter:
2002           -21.66%               3rd Quarter 2002       -20.19%

2003            30.86%

2004             8.36%

The year-to-date return for the Fund's Class A shares as of June 30, 2005 is -2.06%.

The table compares the Fund's average annual total returns to those of the Russell 1000 Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                                      SINCE
                                                                                      CLASS
                                                                     1 YEAR           STARTED(1)
------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND CLASS A
Return Before Taxes                                                   2.15%           -1.40%
Return After Taxes on Distributions(2)                                1.98%           -1.63%
Return After Taxes on Distributions and Sale of Fund Shares(3)        1.62%           -1.30%
Russell 1000 Index(4)                                                11.40%           -2.26%
------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND CLASS B
Return Before Taxes                                                   3.45%            0.15%
Russell 1000 Index(4)                                                11.40%            0.98%
------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND CLASS C
Return Before Taxes                                                   7.41%           -0.76%
Russell 1000 Index(4)                                                11.40%           -2.19%
------------------------------------------------------------------------------------------------

(1) Class A shares began operations on May 1, 2000, Class B shares began operations on May 1, 2001 and Class C shares began operations on May 16, 2000.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
(3) When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher, it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
(4) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. (The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) The Indexes reflect no deductions for fees, expenses or taxes.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                      SHAREHOLDER FEES
                                                            (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------
                                                     Class A Shares   Class B Shares     Class C Shares
Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering price)          5.75%(1)           None                None

Maximum Deferred Sales Charge
  (as a percentage of original purchase price
  or the amount redeemed, whichever is less)                *             5.00%(2)             1.00%(3)

Wire Redemption Fee                                     Up to $15        Up to $15            Up to $15

                                                                ANNUAL FUND OPERATING EXPENSES
                                                          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------
Management Fees                                           0.65%            0.65%               0.65%

Distribution (12b-1) Fees                                 0.25%            1.00%               1.00%

Other Expenses                                            1.27%            2.31%               2.06%

Total Annual Fund Operating Expenses                      2.17%            3.96%               3.71%

Fee Waiver and/or Expense Reimbursement(4)                1.17%            2.21%               1.96%

Net Expenses                                              1.00%            1.75%               1.75%
-------------------------------------------------------------------------------------------------------------

* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.
(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)
(2) You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in this Prospectus.
(3) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
(4) Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.00% for Class A shares and 1.75% for Class B and Class C shares (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2006.

EXAMPLE. The following example should help you compare the cost of investing in the Large Cap Core Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example also reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                         ASSUMING
                             ASSUMING REDEMPTION AT END OF PERIOD                     NO REDEMPTION
----------------------------------------------------------------------------------------------------------
                       Class A Shares      Class B Shares      Class C Shares         Class B Shares
----------------------------------------------------------------------------------------------------------
      1 Year              $   671              $   578            $   178                $   178
      3 Years(1)          $ 1,109              $ 1,204            $   954                $ 1,004
      5 Years(1)          $ 1,571              $ 1,948            $ 1,750                $ 1,848
     10 Years(1)          $ 2,847              $ 3,642(2)         $ 3,832                $ 3,642(2)
----------------------------------------------------------------------------------------------------------

(1) The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Sponsor Agreement with Touchstone Advisors for periods after year 1.
(2)   Based on conversion to Class A shares after 8 years.

GROWTH OPPORTUNITIES FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The Growth Opportunities Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings/cash flow growth.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in stocks of mid to large cap domestic growth companies that the Sub-Advisor believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the Sub-Advisor looks for companies that it believes to be priced lower than their future value. These may include companies in the technology sector.

The Sub-Advisor will invest in two basic categories of companies:

      o Companies that the Sub-Advisor believes have shown above-average and consistent long-term growth in earnings and cash flow (net income plus depreciation and amortization) and have excellent prospects for future growth.
      o Companies that are currently experiencing an increase in earnings and/or cash flow or are projected to do so in the next 18 to 36 months.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

The Sub-Advisor expects to hold investments in the Fund for an average of 18 to 36 months. However, changes in the Sub-Advisor's outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund's portfolio turnover may vary greatly from year to year and during a particular year. The Sub-Advisor does not set a price target for its holdings in order to determine when to sell an investment. Rather, the Sub-Advisor generally will sell a security if one or more of the following occurs:

      (1)   an adverse change in the fundamentals of a company or an industry;
      (2)   excessive valuation;
      (3)   better risk/reward opportunities may be found in other stocks; or
      (4)   excessive overweighting.

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down
      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued
      o If the companies that the Fund invests in do not grow as rapidly or increase in value as expected
      o If the Sub-Advisor's investment approach does not accurately identify attractive investments

      o     Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
      o     Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund
      o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in the Growth Opportunities Fund. The bar chart shows the Fund's Class A performance from year to year. The bar chart does not reflect any sales charges, which would reduce your return. The returns for other classes of shares offered by the Fund will be lower than the Class A returns shown in the bar chart since the other classes have higher 12b-1 distribution fees.

GROWTH OPPORTUNITIES FUND -- CLASS A TOTAL RETURNS

YEAR            TOTAL RETURN
1996                20.65%
                                             Best Quarter:
1997                23.78%                   4th Quarter 1999       +47.98%

1998                39.06%                   Worst Quarter:
                                             3rd Quarter 2001       -26.71%
1999                68.25%

2000                -2.56%

2001               -28.47%

2002               -35.76%

2003                39.74%

2004                 8.52%

The year-to-date return for the Fund's Class A shares as of June 30, 2005 is -0.80%.

The table compares the Fund's average annual total returns to those of the Russell 1000 Growth Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004
                                                                                             SINCE
                                                                                             CLASS
                                                                      1 YEAR      5 YEARS    STARTED(1)
-------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND CLASS A
Return Before Taxes                                                    2.28%       -8.54%       9.69%
Return After Taxes on Distributions(2)                                 2.28%       -8.54%       8.96%
Return After Taxes on Distributions and Sale of Fund Shares(3)         1.48%       -7.04%       8.29%
Russell 1000 Growth Index(4)                                           6.30%       -9.29%       7.20%
-------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND CLASS B
Return Before Taxes                                                    3.68%          --       -6.76%
Russell 1000 Growth Index(4)                                           6.30%          --       -3.17%
-------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES FUND CLASS C
Return Before Taxes                                                    8.01%       -8.19%      -0.23%
Russell 1000 Growth Index(4)                                           6.30%       -9.29%      -4.78%
-------------------------------------------------------------------------------------------------------

(1) Class A shares began operations on September 29, 1995, Class B shares began operations on May 1, 2001 and Class C shares began operations on August 2, 1999.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
(3) When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher, it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
(4) The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) The Indexes reflect no deductions for fees, expenses or taxes.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                          SHAREHOLDER FEES
                                                             (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------------------------------------------------------
                                                        Class A Shares    Class B Shares    Class C Shares
Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering price)              5.75%(1)          None              None

Maximum Deferred Sales Charge
  (as a percentage of original purchase price
  or the amount redeemed, whichever is less)                    *             5.00%(2)           1.00%(3)

Wire Redemption Fee                                         Up to $15        Up to $15          Up to $15

                                                                  ANNUAL FUND OPERATING EXPENSES
                                                         (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------------------------
Management Fees                                              0.92%            0.92%              0.92%

Distribution (12b-1) Fees                                    0.25%            1.00%              1.00%

Other Expenses                                               0.51%            1.03%              0.69%

Total Annual Fund Operating Expenses                         1.68%            2.95%              2.61%
----------------------------------------------------------------------------------------------------------

* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.
(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)
(2) You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in this Prospectus.
(3) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.

EXAMPLE. The following example should help you compare the cost of investing in the Growth Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except it reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                          ASSUMING
                          ASSUMING REDEMPTION AT END OF PERIOD         NO REDEMPTION
-----------------------------------------------------------------------------------------
                 Class A Share    Class B Shares    Class C Shares    Class B Shares
-----------------------------------------------------------------------------------------
      1 Year       $    736         $   698           $   264             $   298
      3 Years      $  1,074         $ 1,113           $   811             $   913
      5 Years      $  1,435         $ 1,652           $ 1,385             $ 1,552
     10 Years      $  2,448         $ 2,971(1)        $ 2,944             $ 2,971(1)
-----------------------------------------------------------------------------------------

(1)   Based on conversion to Class A shares after 8 years.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------
Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when a Sub-Advisor is unable to identify attractive investment opportunities. A Fund's temporary investments may include debt securities or cash equivalents. During these times, a Fund may not achieve its investment goals.

CAN A FUND CHANGE ITS INVESTMENT GOALS WITHOUT SHAREHOLDER APPROVAL?
--------------------------------------------------------------------------------
Each Fund (except the Growth Opportunities Fund) may change its investment goals by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------
VALUE PLUS FUND. The Value Plus Fund may also invest in:

      o     Preferred stocks
      o     Investment grade debt securities
      o     Convertible securities
      o     American depository receipts ("ADRs") and other depository receipts

In addition, the Fund may invest up to 10% of its total assets in:

      o     Cash equivalent investments
      o     Short-term debt securities

GROWTH OPPORTUNITIES FUND. The Growth Opportunities Fund may also invest up to 10% of its total assets in:

      o     Common stocks of small cap companies
      o     Securities of foreign companies
      o     ADRs
      o     Non-investment grade debt securities

The Fund may also invest up to 30% of its total assets in investment grade debt securities.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------
FOREIGN COMPANIES are companies that meet all of the following criteria:

o     They are organized under the laws of a foreign country
o     They maintain their principal place of business in a foreign country
o The principal trading market for their securities is located in a foreign country
o They derive at least 50% of their revenues or profits from operations in foreign countries
o     They have at least 50% of their assets located in foreign countries

INVESTMENT GRADE DEBT SECURITIES are generally rated BBB or better by Standard & Poor's Rating Service ("S&P") and Fitch Ratings ("Fitch") or Baa or better by Moody's Investors Service, Inc. ("Moody's").

NON-INVESTMENT GRADE DEBT SECURITIES are higher risk, lower quality securities, often referred to as "junk bonds," and are considered speculative. They are rated below BBB by S&P and Fitch or below Baa by Moody's.

ADRS are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.

"SMALL CAP," "MID CAP" AND "LARGE CAP" COMPANIES. Generally companies are categorized as follows:

      o A small cap company has a market capitalization of less than $1.5 billion.
      o A mid cap company has a market capitalization of between $1.5 billion and $10 billion.
      o A large cap company has a market capitalization of more than $10 billion.

UNDERVALUED STOCKS. A stock is considered undervalued if the Sub-Advisor believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

o     Price relative to earnings
o     Price relative to cash flow
o     Price relative to financial strength


WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?
--------------------------------------------------------------------------------
MARKET RISK (ALL FUNDS). Investments in common stocks are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into three broad market capitalization categories - large cap, mid cap and small cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of small or mid cap companies, investors may migrate to the stocks of small and mid-sized companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. The price of stocks tends to go up and down more than the price of bonds.

      o LARGE CAP COMPANIES (ALL FUNDS). Large cap stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

      o MID CAP COMPANIES (VALUE PLUS FUND, GROWTH OPPORTUNITIES FUND). Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

      o TECHNOLOGY SECURITIES (ALL FUNDS). The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the market.

NON-DIVERSIFICATION RISK (GROWTH OPPORTUNITIES FUND). A non-diversified Fund may invest a significant percentage of its assets in the securities of a single company. Because the Fund's holdings may be concentrated in a single company, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

INVESTMENT STYLE RISK (ALL FUNDS). Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds may underperform when growth investing is in favor.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUNDS?
--------------------------------------------------------------------------------

DEBT SECURITY RISK (VALUE PLUS FUND, GROWTH OPPORTUNITIES FUND). Investments in debt securities are subject to the risk that the market value of the debt securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, when due. Securities rated in the lowest investment grade category have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

      o NON-INVESTMENT GRADE DEBT SECURITIES (GROWTH OPPORTUNITIES FUND). Non-investment grade debt securities are sometimes referred to as "junk bonds" and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that a Fund that invests in non-investment grade debt securities could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

SMALL CAP STOCK RISK (GROWTH OPPORTUNITIES FUND). Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

FOREIGN RISK (GROWTH OPPORTUNITIES FUND). Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

WHERE CAN I FIND INFORMATION ABOUT THE FUNDS' PORTFOLIO HOLDINGS DISCLOSURE POLICIES?
--------------------------------------------------------------------------------

A description of the Funds' policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS")
221 East Fourth Street, Suite 300, Cincinnati, OH 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2004, Touchstone Advisors had approximately $3.0 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund's Sub-Advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a Sub-Advisor, including:

      o     Level of knowledge and skill
      o     Performance as compared to its peers or benchmark
      o     Consistency of performance over 5 years or more
      o     Level of compliance with investment rules and strategies
      o     Employees, facilities and financial strength
      o     Quality of service

Touchstone Advisors will also continually monitor each Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with each Sub-Advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not a Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated Sub-Advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a Sub-Advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a Sub-Advisor to one or more Touchstone Funds. Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

Touchstone Advisors is also responsible for running all of the operations of each Fund, except those that are subcontracted to the Sub-Advisor, custodian, transfer, accounting and administrative agent, or other parties.

Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by each Fund during its most recent fiscal year is shown in the table below:

--------------------------------------------------------------------------------
Value Plus Fund                              0.75% of average daily net assets
Large Cap Core Equity Fund                   0.65% of average daily net assets
Growth Opportunities Fund                    0.92% of average daily net assets
--------------------------------------------------------------------------------

SUB-ADVISORS
--------------------------------------------------------------------------------
The Sub-Advisors make the daily decisions regarding buying and selling specific securities for a Fund. Each Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.

SUB-ADVISOR TO THE VALUE PLUS FUND
--------------------------------------------------------------------------------
FORT WASHINGTON INVESTMENT ADVISORS, INC. ("FORT WASHINGTON")
420 East Fourth Street, Cincinnati, OH 45202

Fort Washington has been registered as an investment advisor since 1990 and has managed the Fund since its inception.

John C. Holden, CFA, and Bradley A. Reed, CFA, are jointly and primarily responsible for managing the Fund. Mr. Holden joined Fort Washington in 1997 and is currently a Managing Director and Senior Portfolio Manager. He was previously a Vice president and Senior Portfolio Manager at Fort Washington. Mr. Reed is an Assistant Portfolio Manager and a Senior Research Manager at Fort Washington. Mr. Reed joined Fort Washington in 1999 as a Research Manager and was a Management Associate with the Western & Southern Financial Group prior to joining Fort Washington. Mr. Holden has managed the Fund since 1998 and Mr. Reed has managed the Fund since 2004.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as the Fund's Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

SUB-ADVISOR TO THE LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
TODD INVESTMENT ADVISORS, INC. ("TODD")
101 South Fifth Street, Suite 3160, Louisville, KY 40202

Todd has been registered as an investment advisor since 1967 and has managed the Fund since its inception. Curtiss M. Scott, Jr., CFA, has primary responsibility for the daily management of the Fund. Mr. Scott joined Todd in 1996 and is the Senior Equity Portfolio Manager. Mr. Scott is supported by Robert P. Bordogna, Bosworth M. Todd and John J. White, CFA. Robert Bordogna has been President and Chief Executive Officer of Todd since 1980. Bosworth M. Todd founded Todd in 1967 and is Chairman and a Director. John J. White is a Portfolio Manager and joined Todd in 2002. Mr. White worked as a Director of Equity Research and Investment Strategy at Wachovia Securities from 1994 until 2002. Messrs. Scott, Bordogna and Todd have managed the Fund since its inception. Mr. White has managed the Fund since 2002.

Todd is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Todd as the Fund's Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Todd, to reduce the possibility of a conflict of interest situation.

SUB-ADVISOR TO THE GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
MASTRAPASQUA ASSET MANAGEMENT, INC. ("MASTRAPASQUA")
814 Church Street, Nashville, TN 37203

Mastrapasqua has been registered as an investment advisor since 1993 and has managed the Fund since its inception. Frank Mastrapasqua, Ph.D., Chairman and Chief Executive Officer of Mastrapasqua, and Thomas A. Trantum, CFA, President and Chief Operating Officer of Mastrapasqua, are jointly and primarily responsible for the daily management of the Fund. Mr. Mastrapasqua and Mr. Trantum have served as portfolio managers for Mastrapasqua since 1993 and have managed the Fund since its inception.

SUB-ADVISORY FEES
--------------------------------------------------------------------------------

The fee paid by Touchstone Advisors to each Sub-Advisor during the Fund's most recent fiscal year is shown in the table below:

--------------------------------------------------------------------------------
VALUE PLUS FUND
Fort Washington                     0.45% of average daily net assets

LARGE CAP CORE EQUITY FUND
Todd                                0.25% of average daily net assets

GROWTH OPPORTUNITIES FUND
Mastrapasqua                        0.52% of average daily net assets
--------------------------------------------------------------------------------

The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in their managed Fund. A discussion of the basis for the Board of Trustees' approval of the Funds' advisory and sub-advisory agreements is in the Trust's March 31, 2005 Annual Report.

CHOOSING A CLASS OF SHARES

Each Fund offers Class A shares, Class B shares and Class C shares. Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES
--------------------------------------------------------------------------------
The offering price of Class A shares of each Fund is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

CLASS A SALES CHARGE. The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

-------------------------------------------------------------------------------------------------
                                           SALES CHARGE AS % OF          SALES CHARGE AS % OF
AMOUNT OF YOUR INVESTMENT                    OFFERING PRICE              NET AMOUNT INVESTED
=================================================================================================
Under $50,000                                     5.75%                        6.10%
$50,000 but less than $100,000                    4.50%                        4.71%
$100,000 but less than $250,000                   3.50%                        3.63%
$250,000 but less than $500,000                   2.95%                        3.04%
$500,000 but less than $1 million                 2.25%                        2.30%
$1 million or more                                0.00%                        0.00%
-------------------------------------------------------------------------------------------------

WAIVER OF CLASS A SALES CHARGE. There is no front-end sales charge if you invest $1 million or more in Class A shares of a Fund. If you redeem shares that were part of the $1 million breakpoint purchase within one year, you may pay a contingent deferred sales charge ("CDSC") of 1% on the shares redeemed, if a commission was paid by Touchstone Securities, Inc. ("Touchstone") to a participating unaffiliated dealer. There is no front-end sales charge on exchanges between Funds or dividends reinvested in a Fund. In addition, there is no front-end sales charge on the following purchases:

      o Purchases by registered representatives or other employees (and their immediate family members*) of broker-dealers, banks, or other financial institutions having agreements with Touchstone.
      o Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has an agreement with Touchstone.
      o Purchases by a trust department of any financial institution in its capacity as trustee to any trust.
      o Purchases through processing organizations described in this Prospectus.
      o Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Touchstone Funds.
      o Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone.

* Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a registered representative or employee. The term "employee" is deemed to include current and retired employees.

Sales charge waivers must be qualified in advance by Touchstone by marking the appropriate section on the investment application and completing the "Eligibility for Exemption from Sales Charge" form. You can obtain the application and form by calling Touchstone (Nationwide call toll-free 1.800.543.0407) or by visiting the touchstoneinvestments.com website. Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund. At the option of the Fund, the front-end sales charge may be included on future purchases.

REDUCED CLASS A SALES CHARGE. You may also purchase Class A shares of a Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent. The following purchasers ("Qualified Purchasers") may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o an individual, an individual's spouse, an individual's children under the age of 21; or
      o a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or
      o employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases are provided; or
      o an organized group, provided that the purchases are made through a central administrator, a single dealer or other means which result in economy of sales effort or expense.

The following accounts ("Qualified Accounts") held in Class A shares of any Touchstone Fund sold with a front-end sales charge may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o     Individual accounts
      o     Joint tenant with rights of survivorship accounts
      o     Uniform gift to minor accounts ("UGTMA")
      o     Trust accounts
      o     Estate accounts
      o     Guardian/Conservator accounts
      o IRA accounts, including Traditional, Roth, SEP, SIMPLE and 403(b)(7) custodial accounts
      o     Coverdell education savings accounts

RIGHTS OF ACCUMULATION PROGRAM. Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in a Qualified Account. You or your dealer must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide either a list of account numbers or copies of account statements verifying your qualification. If your shares are held directly in a Touchstone Fund or through a dealer, you may combine the historical cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains. If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your broker-dealer may not maintain this information.

If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. You or your financial intermediary must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, Touchstone will calculate the combined value of all of the Qualified Purchaser's Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

LETTER OF INTENT. If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months in Class A shares of any Touchstone Fund sold with a front-end sales charge, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $50,000 in Class A shares of any Touchstone Fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart. The minimum initial investment under a Letter of Intent is $10,000. You are not obligated to purchase additional shares if you complete a Letter of Intent. However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account. If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

OTHER INFORMATION. Information about sales charges and breakpoints is also available in a clear and prominent format on the touchstoneinvestments.com website. You can access this information by selecting "Sales Charges and Breakpoints" under the "Fund Information" link. For more information about qualifying for a reduced or waived sales charge, contact your financial advisor or contact Touchstone at 1.800.543.0407.

CLASS B SHARES
--------------------------------------------------------------------------------
BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS OF $250,000 OR MORE, A REQUEST TO PURCHASE CLASS B SHARES FOR $250,000 OR MORE WILL BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:

--------------------------------------------------------------------------------
                                                    CDSC AS A % OF
YEAR SINCE PURCHASE PAYMENT MADE                AMOUNT SUBJECT TO CHARGE
--------------------------------------------------------------------------------
First                                                     5.00%
Second                                                    4.00%
Third                                                     3.00%
Fourth                                                    2.00%
Fifth                                                     1.00%
Sixth                                                     1.00%
Seventh and thereafter*                                   None
--------------------------------------------------------------------------------
* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

CLASS C SHARES
--------------------------------------------------------------------------------
BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS OF $1 MILLION OR MORE, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

12B-1 DISTRIBUTION PLANS. Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class A, Class B and Class C shares. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class B and Class C plans, the Funds pay an annual fee of up to 1.00% of average daily net assets that attributable to Class B or Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

DEALER COMPENSATION. Touchstone, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------
Please read this Prospectus carefully and then determine how much you want to invest. You may purchase shares of the Funds directly from Touchstone or through your financial advisor. In any event, you must complete an investment application. You can obtain an investment application from Touchstone, your financial advisor, or by visiting our website at touchstoneinvestments.com. Check below to find the minimum investment requirements and ways to purchase shares in the Funds.

For more information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

            ! INVESTOR ALERT: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

                                                               Initial          Additional
Minimum Investment Requirements                               Investment        Investment
===============================================================================================
Regular Account                                               $1,000              $50
-----------------------------------------------------------------------------------------------
Retirement Plan Account or Custodial Account under            $  250              $50
a Uniform Gifts/Transfers to Minors Act ("UGTMA")
===============================================================================================
Investments through the Automatic Investment Plan             $   50              $50
-----------------------------------------------------------------------------------------------

o INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined as of 4:00 p.m. eastern standard time ("EST") on the day that your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.
o Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202-4133.
o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.
o     You may also open an account through your financial advisor.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund, except the Institutional Money Market Fund.

o     You do not have to pay any exchange fee for your exchange.
o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.
o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.
o You should carefully review the disclosure provided in the Prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

You may invest in the Funds through various retirement plans. These include individual retirement plans and employer sponsored retirement plans.

      INDIVIDUAL RETIREMENT PLANS

      o     Traditional Individual Retirement Accounts ("IRAs")
      o     Savings Incentive Match Plan for Employees ("SIMPLE IRAs")
      o     Spousal IRAs

      o     Roth Individual Retirement Accounts ("Roth IRAs")
      o     Coverdell Education Savings Accounts ("Education IRAs")
      o     Simplified Employee Pension Plans ("SEP IRAs")
      o     403(b)(7) Custodial Accounts

      EMPLOYER SPONSORED RETIREMENT PLANS

      o     Defined benefit plans
      o Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)
      o     457 plans

OOO SPECIAL TAX CONSIDERATION
To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

For further information about any of the plans, agreements, applications and annual fees, contact Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial advisor.

THROUGH A PROCESSING ORGANIZATION

You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. When shares are purchased this way, there may be various differences. The processing organization may:

      o     Charge a fee for its services
      o     Act as the shareholder of record of the shares
      o     Set different minimum initial and additional investment requirements
      o     Impose other charges and restrictions
      o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

o Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price, if applicable) next computed after such order is received in proper form.

o Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

o It is the responsibility of the processing organization to transmit properly completed orders so that they will be received by Touchstone in a timely manner.

PRICING OF PURCHASES
--------------------------------------------------------------------------------
We price direct purchases in the Funds based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received. Direct purchase orders received by Touchstone, or its authorized agent, by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. EST, are processed at that day's public offering price. Direct purchase orders received by Touchstone, or its authorized agent, after the close of the regular session of trading on the NYSE, generally 4:00 p.m. EST, are processed at the public offering price next determined on the following business day. It is the responsibility of Touchstone's authorized agent to transmit orders that will be received by Touchstone in proper form and in a timely manner.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------
BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.
o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.
o     Write your account number on the check.
o Either: (1) Mail the check with the investment form to Touchstone; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.
o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o     Contact Touchstone or your financial advisor for further instructions.
o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the funds.
o     Banks may charge a fee for handling wire transfers.
o Purchases in the Funds will be processed at that day's NAV (or public offering price, if applicable) if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. EST, on a day when the NYSE is open for regular trading.

BY EXCHANGE

      o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.
      o For information about how to exchange shares among the Touchstone Funds, see "Opening an Account - By exchange" in this Prospectus.

PURCHASES WITH SECURITIES

o Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment goal and is otherwise acceptable to Touchstone Advisors.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------
The various ways that you can automatically invest in the Funds are outlined below. Touchstone does not charge any fees for these services. For further details about these services, call Touchstone at 1.800.543.0407.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments in a Fund of $50 or more to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Touchstone Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds.

DOLLAR COST AVERAGING. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------
You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received by Touchstone, or its authorized agent, in proper form by the close of regular trading on the NYSE (normally 4:00 p.m.
EST), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

      o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $100,000.
      o To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.
      o Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.
      o If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. EST, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.
      o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.

      o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

            o     Requiring personal identification
            o Making checks payable only to the owner(s) of the account shown on Touchstone's records
            o Mailing checks only to the account address shown on Touchstone's records
            o Directing wires only to the bank account shown on Touchstone's records
            o Providing written confirmation for transactions requested by telephone
            o     Digital recording instructions received by telephone

BY MAIL

o     Write to Touchstone.
o     Indicate the number of shares or dollar amount to be sold.
o     Include your name and account number.
o Sign your request exactly as your name appears on your investment application.
o You may be required to have your signature guaranteed (See "Signature Guarantees" in this Prospectus for more information).

BY WIRE

o     Complete the appropriate information on the investment application.
o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.
o     You may be charged a fee by Touchstone's custodian and by your bank.
o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.
o     Withdrawals can be made monthly, quarterly, semiannually or annually.
o     There is no special fee for this service.
o     There is no minimum amount required for retirement plans.

OOO SPECIAL TAX CONSIDERATION
Systematic withdrawals may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR OR PROCESSING ORGANIZATION

o You may also sell shares by contacting your financial advisor or processing organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.
o Your financial advisor or processing organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

OOO SPECIAL TAX CONSIDERATION
Selling your shares may cause you to incur a taxable gain or loss.

o INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")
--------------------------------------------------------------------------------
If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% may be charged on redemptions made within 1 year of your purchase. If you redeem Class B shares within 1 year of your purchase a CDSC of 5.00% will be charged. This charge will be incrementally reduced and after the 6th year there is no CDSC. If you redeem Class C shares within 1 year of your purchase, a CDSC of 1.00% will be charged.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds.

No CDSC is applied if:

      o The redemption is due to the death or post-purchase disability of a shareholder
      o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value
      o The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution
      o The redemption is for a mandatory withdrawal from a traditional IRA account after age 70 1/2

When we determine whether a CDSC is payable on a redemption, we assume that:

      o     The redemption is made first from amounts not subject to a CDSC;
            then
      o From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES
--------------------------------------------------------------------------------
Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances that may require an original Medallion Signature Guarantee include:

o     Proceeds from the sale of shares of $100,000 or more
o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
o     Proceeds are being sent to an address other than the address of record
o Proceeds or shares are being sent/transferred from a joint account to an individual's account o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request
o Proceeds or shares are being sent/transferred between accounts with different account registrations

MARKET TIMING POLICY
--------------------------------------------------------------------------------
Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Funds may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of money market funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between money market funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers in which transactions are placed. If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. However, some omnibus accounts submit daily aggregate purchase and redemption orders reflecting the trade orders of multiple unidentified investors. In these situations, the Fund cannot monitor trading activity by individual shareholders who may be engaged in market timing.

The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

HOUSEHOLDING POLICY
--------------------------------------------------------------------------------
The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, telephone Touchstone toll-free at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------
Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 7 days (normally within 3 business days) after receipt of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS OR PROCESSING ORGANIZATIONS. Proceeds that are sent to your financial advisor or processing organization will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor or processing organization may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. We may delay mailing your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days. If you need your money sooner, you should purchase shares by bank wire.

REINSTATEMENT PRIVILEGE. You may, within 90 days of redemption, reinvest all or part of your sale proceeds by sending a written request and a check to Touchstone. If the redemption proceeds were from the sale of your Class A or Class B shares, you can reinvest into Class A shares of any Touchstone Fund at NAV. Reinvestment will be at the NAV next calculated after Touchstone receives your request. If the proceeds were from the sale of your Class C shares, you can reinvest those proceeds into Class C shares of any Touchstone Fund. If you paid a CDSC on the reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

OOO SPECIAL TAX CONSIDERATION
You should contact your tax advisor if you use the Reinstatement Privilege.

LOW ACCOUNT BALANCES. If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act ("UGTMA"). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

      o When the NYSE is closed on days other than customary weekends and holidays
      o     When trading on the NYSE is restricted
      o When an emergency situation causes a Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets
      o     During any other time when the SEC, by order, permits.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
Each Fund's share price (also called "NAV") and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. EST) every day the NYSE is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone or its authorized agent.

The Funds' equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). The Fund may use pricing services to determine market value for investments. Some specific pricing strategies follow:

      o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.
      o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Funds, any foreign securities held by a Fund will be priced as follows:

            o All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.
            o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

      o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by a Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. The Funds may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Funds may use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The Funds may also use fair value pricing if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTIONS AND TAXES

OOO SPECIAL TAX CONSIDERATION
You should consult your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund's dividends are distributed and paid annually. Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTIONS. Each Fund will make distributions of dividends that may be taxed at the rate of 15% (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. To the extent that underlying income of a Fund consists of qualified dividend income, income distributions by the Fund may be subject to a maximum federal income tax rate of 15% for individuals and may qualify for the dividends received deduction for corporations.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

OOO SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance during the past five years (or, if shorter, during its operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request.

VALUE PLUS FUND-CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           THREE
                                                YEAR           YEAR           YEAR           YEAR          MONTHS          YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      DEC. 31,
                                                2005           2004           2003           2002          2001(A)         2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    10.14     $     7.45     $    10.49     $    10.27     $    10.74     $    11.77
                                             =====================================================================================

Income (loss) from investment operations:
   Net investment income ................          0.04           0.06           0.05           0.02           0.01           0.06
   Net realized and unrealized gains
      (losses) on investments ...........          0.60           2.69          (3.05)          0.22          (0.47)          0.12
                                             -------------------------------------------------------------------------------------
Total from investment operations ........          0.64           2.75          (3.00)          0.24          (0.46)          0.18
                                             -------------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .         (0.04)         (0.06)         (0.04)         (0.02)         (0.01)         (0.06)
   Distributions from net realized gains             --             --             --             --             --          (0.92)
   Return of capital ....................            --             --             --             --             --          (0.23)
                                             -------------------------------------------------------------------------------------
Total distributions .....................         (0.04)         (0.06)         (0.04)         (0.02)         (0.01)         (1.21)
                                             -------------------------------------------------------------------------------------

Net asset value at end of period ........    $    10.74     $    10.14     $     7.45     $    10.49     $    10.27     $    10.74
                                             =====================================================================================

Total return(B) .........................          6.34%         37.04%        (28.59%)         2.34%         (4.29%)(C)      1.91%
                                             =====================================================================================

Net assets at end of period (000's) .....    $   73,600     $   64,612     $   46,113     $   93,214     $   51,442     $   49,807
                                             =====================================================================================

Ratio of net expenses to
   average net assets ...................          1.30%          1.30%          1.30%          1.30%          1.30%(D)       1.30%

Ratio of net investment income
   to average net assets ................          0.46%          0.68%          0.58%          0.23%          0.37%(D)       0.51%

Portfolio turnover ......................            29%            44%            58%            33%            48%(D)         83%

(A) Effective after the close of business on December 31, 2000, the Fund changed its fiscal year-end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

VALUE PLUS FUND-CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------
                                                 YEAR          YEAR           YEAR          PERIOD
                                                ENDED         ENDED          ENDED          ENDED
                                               MARCH 31,     MARCH 31,      MARCH 31,      MARCH 31,
                                                 2005          2004           2003          2002(A)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $     9.73     $     7.18     $    10.18     $    10.72
                                             =======================================================

Income (loss) from investment operations:
   Net investment loss ..................         (0.03)            --(B)          --(B)       (0.01)
   Net realized and unrealized gains
      (losses) on investments ...........          0.57           2.58          (2.96)         (0.53)
                                             -------------------------------------------------------
Total from investment operations ........          0.54           2.58          (2.96)         (0.54)
                                             -------------------------------------------------------

Dividends from net investment income ....            --          (0.03)         (0.04)            --
                                             -------------------------------------------------------

Net asset value at end of period ........    $    10.27     $     9.73     $     7.18     $    10.18
                                             =======================================================

Total return(C) .........................          5.55%         36.04%        (29.05%)        (5.01%)(D)
                                             =======================================================

Net assets at end of period (000's) .....    $      876     $      753     $      367     $      130
                                             =======================================================

Ratio of net expenses to
   average net assets ...................          2.05%          2.05%          2.05%          2.05%(E)

Ratio of net investment loss to
   average net assets ...................         (0.29%)        (0.09%)        (0.06%)        (0.77%)(E)

Portfolio turnover ......................            29%            44%            58%            33%(E)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

VALUE PLUS FUND-CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           THREE
                                                YEAR           YEAR           YEAR           YEAR          MONTHS          YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      DEC. 31,
                                                2005           2004           2003           2002          2001(A)         2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $     9.78     $     7.22     $    10.18     $    10.02     $    10.50     $    11.48
                                             =====================================================================================

Income (loss) from investment operations:
   Net investment loss ..................         (0.03)            --(B)       (0.02)         (0.04)         (0.01)         (0.02)
   Net realized and unrealized gains
      (losses) on investments ...........          0.58           2.59          (2.94)          0.20          (0.47)          0.19
                                             -------------------------------------------------------------------------------------
Total from investment  operations .......          0.55           2.59          (2.96)          0.16          (0.48)          0.17
                                             -------------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment income .            --          (0.03)            --             --             --             --
   Distributions from net realized gains             --             --             --             --             --          (0.92)
   Return of capital ....................            --             --             --             --             --          (0.23)
                                             -------------------------------------------------------------------------------------
Total distributions .....................            --          (0.03)            --             --             --          (1.15)
                                             -------------------------------------------------------------------------------------

Net asset value at end of period ........    $    10.33     $     9.78     $     7.22     $    10.18     $    10.02     $    10.50
                                             =====================================================================================

Total return(C) .........................          5.62%         35.89%        (29.08%)         1.60%         (4.57%)(D)      1.87%
                                             =====================================================================================

Net assets at end of period (000's) .....    $    1,851     $    1,867     $    1,512     $    2,548     $    1,705     $    2,011
                                             =====================================================================================

Ratio of net expenses to
   average net assets ...................          2.05%          2.05%          2.05%          2.05%          2.05%(E)       2.05%

Ratio of net investment loss to
   average net assets ...................         (0.29%)        (0.05%)        (0.15%)        (0.51%)        (0.33%)(E)     (0.21%)

Portfolio turnover ......................            29%            44%            58%            33%            48%(E)         83%

(A) Effective after the close of business on December 31, 2000, the Fund changed its fiscal year-end to March 31.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

LARGE CAP CORE EQUITY FUND-CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                                YEAR           YEAR           YEAR           YEAR          PERIOD
                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                2005           2004           2003           2002          2001(A)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $     9.10     $     6.71     $     9.19     $     8.90     $    10.00
                                             ======================================================================

Income (loss) from investment operations:
   Net investment income ................          0.11           0.07           0.06           0.06           0.05
   Net realized and unrealized gains
      (losses) on investments ...........          0.38           2.37          (2.46)          0.28          (1.10)
                                             ----------------------------------------------------------------------
Total from investment operations ........          0.49           2.44          (2.40)          0.34          (1.05)
                                             ----------------------------------------------------------------------

Dividends from net investment income ....         (0.11)         (0.05)         (0.08)         (0.05)         (0.05)

Net asset value at end of period ........    $     9.48     $     9.10     $     6.71     $     9.19     $     8.90
                                             ======================================================================

Total return(B) .........................          5.32%         36.41%        (26.19%)         3.86%        (10.57%)(C)
                                             ======================================================================

Net assets at end of period (000's) .....    $    9,328     $    8,783     $    6,109     $    7,561     $    6,208
                                             ======================================================================

Ratio of net expenses to
   average net assets ...................          1.00%          0.97%(E)       1.00%          1.00%          1.00%(D)

Ratio of net investment income to
   average net assets ...................          1.18%          0.85%(E)       0.90%          0.70%          0.54%(D)

Portfolio turnover rate .................             7%            10%            29%             9%             3%(D)

(A) Represents the period from the commencement of operations (May 1, 2000) through March 31, 2001.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.00% and the ratio of net investment income to average net assets would have been 0.82%.

LARGE CAP CORE EQUITY FUND-CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------
                                                YEAR           YEAR           YEAR          PERIOD
                                               ENDED          ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                2005           2004           2003          2002(A)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $     9.04     $     6.69     $     9.13     $     9.50
                                             =======================================================
Income (loss) from investment operations:
   Net investment income ................          0.04           0.01           0.01           0.02
   Net realized and unrealized gains
      (losses) on investments ...........          0.37           2.36          (2.45)         (0.37)
                                             -------------------------------------------------------
Total from investment operations ........          0.41           2.37          (2.44)         (0.35)
                                             -------------------------------------------------------

Dividends from net investment income ....         (0.03)         (0.02)            --(B)       (0.02)

Net asset value at end of period ........    $     9.42     $     9.04     $     6.69     $     9.13
                                             =======================================================

Total return(C) .........................          4.55%         35.37%        (26.70%)        (3.60%)(D)
                                             =======================================================

Net assets at end of period (000's) .....    $    1,665     $    1,456     $      729     $      860
                                             =======================================================

Ratio of net expenses to
   average net assets ...................          1.75%          1.72%(F)       1.75%          1.75%(E)

Ratio of net investment income to
   average net assets ...................          0.46%          0.10%(F)       0.18%          0.03%(E)

Portfolio turnover rate .................             7%            10%            29%             9%(E)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B)   Amount rounds to less than $0.01 per share.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

(F) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.75% and the ratio of net investment income to average net assets would have been 0.07%.

LARGE CAP CORE EQUITY FUND-CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                                YEAR           YEAR           YEAR           YEAR          PERIOD
                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                2005           2004           2003           2002          2001(A)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $     9.08     $     6.72     $     9.13     $     8.88     $    10.00
                                             ======================================================================

Income (loss) from investment operations:
   Net investment income ................          0.04           0.01           0.01           0.01           0.01
   Net realized and unrealized gains
      (losses) on investments ...........          0.37           2.37          (2.41)          0.25          (1.12)
                                             ----------------------------------------------------------------------
Total from investment operations ........          0.41           2.38          (2.40)          0.26          (1.11)
                                             ----------------------------------------------------------------------

Dividends from net investment income ....         (0.03)         (0.02)         (0.01)         (0.01)         (0.01)
                                             ----------------------------------------------------------------------
Net asset value at end of period ........    $     9.46     $     9.08     $     6.72     $     9.13     $     8.88
                                             ======================================================================

Total return(B) .........................          4.52%         35.38%        (26.32%)         3.00%        (11.12%)(C)
                                             ======================================================================

Net assets at end of period (000's) .....    $    1,675     $    2,260     $      920     $      900     $      128
                                             ======================================================================

Ratio of net expenses to
   average net assets ...................          1.75%          1.72%(E)       1.74%          1.75%          1.73%(D)

Ratio of net investment income (loss)
   to average net assets ................          0.41%          0.13%(E)       0.18%         (0.05%)        (0.46%)(D)

Portfolio turnover rate .................             7%            10%            29%             9%             3%(D)

(A) Represents the period from the commencement of operations (May 16, 2000) through March 31, 2001.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.75% and the ratio of net investment income to average net assets would have been 0.10%.

GROWTH OPPORTUNITIES FUND-CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED MARCH 31,
                                             ----------------------------------------------------------------------
                                                2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....    $    18.06     $    12.70     $    18.18     $    19.97     $    32.43
                                             ======================================================================

Income (loss) from investment operations:
   Net investment loss ..................         (0.24)         (0.21)         (0.19)         (0.18)         (0.13)
   Net realized and unrealized gains
      (losses) on investments ...........          0.10           5.57          (5.29)         (1.61)        (12.33)
                                             ----------------------------------------------------------------------
Total from investment operations ........         (0.14)          5.36          (5.48)         (1.79)        (12.46)
                                             ----------------------------------------------------------------------

Net asset value at end of year ..........    $    17.92     $    18.06     $    12.70     $    18.18     $    19.97
                                             ======================================================================

Total return(A) .........................         (0.78%)        42.20%        (30.14%)        (8.96%)       (38.42%)
                                             ======================================================================

Net assets at end of year (000's) .......    $   81,313     $  117,605     $   84,472     $  121,791     $  107,435
                                             ======================================================================

Ratio of net expenses to
   average net assets ...................          1.68%          1.60%          1.83%          1.49%          1.54%

Ratio of net investment loss to
   average net assets ...................         (1.14%)        (1.23%)        (1.40%)        (0.98%)        (0.66%)

Portfolio turnover rate .................            35%            47%            39%            52%            35%

Amount of debt outstanding at
   end of year (000's) ..................           n/a            n/a     $       --     $       --            n/a

Average daily amount of debt outstanding
   during the year (000's)(B) ...........           n/a            n/a     $      242     $       24            n/a

Average daily number of capital shares
   outstanding during the year (000's)(B)           n/a            n/a          8,916          8,481            n/a

Average amount of debt per share
   during the year (B) ..................           n/a            n/a     $     0.03     $       --(C)         n/a

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Based on fund level shares outstanding.

(C)   Amount rounds to less than $0.01 per share.

GROWTH OPPORTUNITIES FUND-CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------
                                                YEAR           YEAR           YEAR          PERIOD
                                               ENDED          ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                2005           2004           2003          2002(A)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    17.31     $    12.13     $    17.78     $    22.74
                                             =======================================================

Income (loss) from investment operations:
   Net investment loss ..................         (0.43)         (0.38)         (0.36)         (0.17)
   Net realized and unrealized gains
      (losses) on investments ...........          0.09           5.56          (5.29)         (4.79)
                                             -------------------------------------------------------
Total from investment operations ........         (0.34)          5.18          (5.65)         (4.96)
                                             -------------------------------------------------------

Net asset value at end of period ........    $    16.97     $    17.31     $    12.13     $    17.78
                                             =======================================================

Total return(B) .........................         (1.96%)        42.70%        (31.78%)       (21.81%)(C)
                                             =======================================================

Net assets at end of period (000's) .....    $    3,064     $    3,608     $    2,463     $    3,380
                                             =======================================================

Ratio of net expenses to
   average net assets ...................          2.95%          2.84%          3.16%          2.37%(D)

Ratio of net investment loss to
   average net assets ...................         (2.38%)        (2.45%)        (2.71%)        (1.93%)(D)

Portfolio turnover rate .................            35%            47%            39%            52%(D)

Amount of debt outstanding at
   end of period (000's) ................           n/a            n/a     $       --     $       --

Average daily amount of debt outstanding
   during the period (000's)(E) .........           n/a            n/a     $      242     $       24

Average daily number of capital
   shares outstanding during the
   period (000's)(E) ....................           n/a            n/a          8,916          8,481

Average amount of debt per share
   during the period(E) .................           n/a            n/a     $     0.03     $       --(F)

(A) Represents the period from the commencement of operations (May 1, 2001) through March 31, 2002.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E)   Based on fund level shares outstanding.

(F)   Amount rounds to less than $0.01 per share.

GROWTH OPPORTUNITIES FUND-CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-------------------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED MARCH 31,
                                             ----------------------------------------------------------------------
                                                2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....    $    17.39     $    12.17     $    17.78     $    19.74     $    32.30
                                             ======================================================================
Income (loss) from investment operations:
   Net investment loss ..................         (0.40)         (0.37)         (0.36)         (0.32)         (0.19)
   Net realized and unrealized gains
      (losses) on investments ...........          0.12           5.59          (5.25)         (1.64)        (12.37)
                                             ----------------------------------------------------------------------
Total from investment operations ........         (0.28)          5.22          (5.61)         (1.96)        (12.56)
                                             ----------------------------------------------------------------------

Net asset value at end of year ..........    $    17.11     $    17.39     $    12.17     $    17.78     $    19.74
                                             ======================================================================

Total return(A) .........................         (1.61%)        42.89%        (31.55%)        (9.93%)       (38.89%)
                                             ======================================================================

Net assets at end of year (000's) .......    $   21,789     $   28,470     $   21,727     $   40,967     $   36,475
                                             ======================================================================

Ratio of net expenses to
   average net assets ...................          2.61%          2.60%          2.87%          2.31%          2.19%

Ratio of net investment loss to
   average net assets ...................         (2.04%)        (2.21%)        (2.42%)        (1.78%)        (1.31%)

Portfolio turnover rate .................            35%            47%            39%            52%            35%

Amount of debt outstanding at
   end of year (000's) ..................           n/a            n/a     $       --     $       --            n/a

Average daily amount of debt outstanding
   during the year (000's)(B) ...........           n/a            n/a     $      242     $       24            n/a

Average daily number of capital shares
   outstanding during the year (000's)(B)           n/a            n/a          8,916          8,481            n/a

Average amount of debt per share
   during the year(B) ...................           n/a            n/a     $     0.03     $       --(C)         n/a

(A)   Total returns shown exclude the effect of applicable sales loads.

(B)   Based on fund level shares outstanding.

(C)   Amount rounds to less than $0.01 per share.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
800.638.8194
www.touchstoneinvestments.com
-----------------------------

INVESTMENT ADVISOR
Touchstone Advisors, Inc.

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group(R)

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Funds' annual and semiannual reports (the "financial reports") provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the financial reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

Touchstone Funds
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407

The SAI and financial reports are also available on the touchstone investments website at http://www.touchstoneinvestments.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651

                                                                  AUGUST 1, 2005
--------------------------------------------------------------------------------

TOUCHSTONE
INVESTMENTS

--------------------------------------------------------------------------------
                                   PROSPECTUS
--------------------------------------------------------------------------------

Touchstone Large Cap Growth Fund

Touchstone Emerging Growth Fund

Touchstone Small Cap Growth Fund

Touchstone Micro Cap Growth Fund






    RESEARCH            o  DESIGN        o        SELECT        o MONITOR

           The Securities and Exchange Commission has not approved the
            Funds' shares as an investment or determined whether this
                       Prospectus is accurate or complete.
              Anyone who tells you otherwise is committing a crime.

            Multiple Classes of Shares are offered in this Prospectus

PROSPECTUS                                                        AUGUST 1, 2005

TOUCHSTONE INVESTMENTS

Touchstone Large Cap Growth Fund

Touchstone Emerging Growth Fund

Touchstone Small Cap Growth Fund

Touchstone Micro Cap Growth Fund

Each Fund is a series of Touchstone Strategic Trust (the "Trust"), a group of equity mutual funds. The Trust is part of the Touchstone Funds that also includes Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds and Touchstone Variable Series Trust, a group of variable series funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.

The Funds are managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors selects a sub-advisor(s) (each a "Sub-Advisor," collectively the "Sub-Advisors") to manage on a daily basis the investments held by each Fund.

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
Large Cap Growth Fund...........................................................
Emerging Growth Fund............................................................
Small Cap Growth Fund...........................................................
Micro Cap Growth Fund...........................................................
Investment Strategies and Risks.................................................
The Funds' Management...........................................................
Choosing a Class of Shares......................................................
Investing With Touchstone.......................................................
Distributions and Taxes.........................................................
Financial Highlights............................................................
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The Large Cap Growth Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A large cap company has a market capitalization of more than $10 billion.

The Fund is non-diversified and may invest up to 10% of its total assets in the securities of one company. The Fund may also invest up to 25% of its total assets in the securities of one industry. The Fund's investments may include companies in the technology sector.

The Fund is designed to achieve the highest possible returns while minimizing risk. The Sub-Advisor's selection process focuses on fast growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. The Sub-Advisor uses an objective, "bottom-up," quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics. The Sub-Advisor mainly buys stocks of companies that it believes are poised to rise in price. The investment process focuses on "growth" variables including, but not limited to, earnings growth, reinvestment rate and operating margin expansion.

The Sub-Advisor attempts to uncover stocks with strong return potential and acceptable risk characteristics. The Sub-Advisor uses its proprietary computer model to calculate and analyze a "reward/risk ratio." The reward/risk ratio is designed to identify stocks with above average market returns and risk levels that are reasonable for higher return rates. The Sub-Advisor then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with the best combination of growth ratios are blended into the Fund's portfolio.

Every quarter the Sub-Advisor evaluates its tests and re-weights their influence on the computer models as necessary. This allows the Sub-Advisor to continuously monitor which factors appear to be currently in favor in the financial markets. If a security does not meet the criteria of the Sub-Advisor's reward/risk ratio and there are other available securities that do, the Sub-Advisor will probably sell the security that does not meet its criteria.

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down
      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued

      o If the quantitative stock screening process and risk/reward analysis is not accurate
      o If the companies that the Fund invests in do not grow as rapidly or increase in value as expected
      o     Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
      o     Because growth oriented funds may underperform when value investing is in favor
      o Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in the Large Cap Growth Fund. The bar chart shows the Fund's Class A performance from year to year. The bar chart does not reflect any sales charges, which would reduce your return. The returns for Class B and Class C shares offered by the Fund will be lower than the Class A returns shown in the bar chart since the other classes have higher 12b-1 distribution fees. The returns for Class I shares of the Fund, offered in a separate prospectus, will differ from the Class A returns shown below, depending on the expenses of that class.

LARGE CAP GROWTH FUND -- CLASS A TOTAL RETURNS*

YEAR            TOTAL RETURN
1998                41.17%                         Best Quarter:
                                                   4th Quarter 1999   +40.00%
1999                63.03%
                                                   Worst Quarter:
2000                -7.66%                         1st Quarter 2001   -27.98%

2001               -23.47%

2002               -26.70%

2003                35.60%

2004                17.12%

The year-to-date return for the Fund's Class A shares as of June 30, 2005 is 3.10%.

* Effective October 6, 2003, substantially all of the assets of the Navellier Millennium Large Cap Growth Portfolio and the Navellier Performance Large Cap Growth Portfolio (the "Navellier Portfolios") were transferred into the Touchstone Large Cap Growth Fund for which shareholders of the Navellier Portfolios received shares of the Touchstone Large Cap Growth Fund. The performance and accounting history of the Navellier Performance Large Cap Growth Portfolio have been assumed by the Touchstone Large Cap Growth Fund and are reflected in the bar chart above and performance table below. On October 6, 2003, the Fund replaced its Sub-Advisor with Navellier Management, Inc. Thereafter, Navellier & Associates, Inc. assumed the sub-advisory duties of its sister company, Navellier Management, Inc.

The table compares the Fund's average annual total returns to those of the Russell 1000 Growth Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                                             SINCE
                                                                                             CLASS
                                                                     1 YEAR       5 YEARS    STARTED(1)
-------------------------------------------------------------------------------------------------------

LARGE CAP GROWTH FUND CLASS A
Return Before Taxes                                                  10.38%        -4.96%       8.97%
Return After Taxes on Distributions(2)                               10.38%        -4.98%       8.96%
Return After Taxes on Distributions and Sale of Fund Shares(3)        6.75%        -4.16%       7.88%
Russell 1000 Growth Index(4)                                          6.30%        -9.29%       2.23%
-----------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND CLASS B
Return Before Taxes                                                  12.12%           --       15.83%
Russell 1000 Growth Index(4)                                          6.30%           --       10.40%
-----------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND CLASS C
Return Before Taxes                                                  16.18%           --       18.99%
Russell 1000 Growth Index(4)                                          6.30%           --       10.40%
-----------------------------------------------------------------------------------------------------

(1) Class A shares began operations on December 19, 1997 and Class B and Class C shares began operations on October 4, 2003.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
(3) When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher, it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
(4) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) The Indexes reflect no deductions for fees, expenses or taxes.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                                 SHAREHOLDER FEES
                                                                    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------------------------------------
                                                             Class A Shares   Class B Shares    Class C Shares
Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering price)                  5.75%(1)          None              None

Maximum Deferred Sales Charge
  (as a percentage of original purchase price
  or the amount redeemed, whichever is less)                       *               5.00%(2)          1.00%(3)

Wire Redemption Fee                                            Up to $15         Up to $15          Up to $15

                                                                        ANNUAL FUND OPERATING EXPENSES
                                                                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------------------------------------
Management Fees                                                  0.75%             0.75%                0.75%

Distribution (12b-1) Fees                                        0.25%             1.00%                1.00%

Other Expenses                                                   0.26%             0.67%                0.28%

Total Annual Fund Operating Expenses                             1.26%             2.42%                2.03%

Fee Waiver and/or Expense Reimbursement(4)                        None             0.17%                None

Net Expenses                                                     1.26%             2.25%                2.03%
--------------------------------------------------------------------------------------------------------------

* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.
(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)
(2) You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in this Prospectus.
(3) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
(4) Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 2.25% for Class B shares. Touchstone Advisors has agreed to maintain these expense limitations through at least March 31, 2006.

EXAMPLE. The following example should help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers for Class B shares are reflected only for the length of the contractual limit, i.e., the first year in the example. The example also reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                   ASSUMING
                              ASSUMING REDEMPTION AT END OF PERIOD               NO REDEMPTION
------------------------------------------------------------------------------------------------------
                         Class A Shares      Class B Shares      Class C Shares  Class B Shares
------------------------------------------------------------------------------------------------------
          1 Year              $  696              $  628              $  206         $  228
          3 Years             $  952              $  938(1)           $  637         $  738(1)
          5 Years             $1,227              $1,375(1)           $1,093         $1,275(1)
         10 Years             $2,010              $2,455(1),(2)       $2,358         $2,455(1),(2)
------------------------------------------------------------------------------------------------------

(1) The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.
(2)   Based on conversion to Class A shares after 8 years.

EMERGING GROWTH FUND

THE FUND'S INVESTMENT GOALS
--------------------------------------------------------------------------------
The Emerging Growth Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily (at least 65% of its assets) in emerging growth companies. Emerging growth companies can include companies that have earnings that the Sub-Advisors believe may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Emerging growth companies can also include companies that the Sub-Advisors believe are undervalued, including companies with unrecognized asset values or undervalued growth, and companies undergoing a turnaround. The Fund will invest primarily in common stocks of mid cap emerging growth companies. A mid cap company has a market capitalization between $1.5 and $10 billion. The Fund may also invest in companies in the technology sector.

The Fund is sub-advised by two separate management teams, a growth style team and a value style team, that use different style methodologies when evaluating which stocks to buy or sell in their portfolio. In selecting securities for the Fund, both portfolio management teams evaluate companies by using fundamental analysis of the company's financial statements, interviews with management, analysis of the company's operations and product development and consideration of the company's industry category.

The growth style management team will sell a security if the predetermined sell price is achieved, if it is concluded that the original case for investment is no longer valid or if more attractive alternative investments are available. The value style management team will sell a security if it is believed to be fairly valued, if the Fund's holding in a security becomes larger than a predetermined percentage of the Fund's portfolio or if the goals for a security cannot be achieved according to its evaluation process.

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down
      o Because securities of emerging growth companies may have limited markets or financial resources and may have more frequent and larger price changes than securities of more established companies
      o Because securities of mid cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
      o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected
      o Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
      o If the methodologies used by the Sub-Advisors to select stocks do not identify attractive investments

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in the Emerging Growth Fund. The bar chart shows the Fund's Class A performance from year to year. The bar chart does not reflect any sales charges, which would reduce your return. The returns for other classes of shares offered by the Fund will be lower than the Class A returns shown in the bar chart since the other classes have higher 12b-1 distribution fees.

EMERGING GROWTH FUND -- CLASS A TOTAL RETURNS

YEAR           TOTAL RETURN

1995                22.56%                     Best Quarter:
                                               4th Quarter 1999    +26.84%
1996                10.56%
                                               Worst Quarter:
1997                32.20%                     3rd Quarter 2002    -21.03%

1998                 2.65%

1999                45.85%

2000                25.92%

2001                 7.06%

2002               -23.51%

2003                43.35%

2004                10.58%

The year-to-date return for the Fund's Class A shares as of June 30, 2005 is 0.69%.

The table compares the Fund's average annual total returns to those of the Russell Mid Cap Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                       1 YEAR    5 YEARS    10 YEARS
-------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND CLASS A
Return Before Taxes                                                     4.24%      9.03%      15.24%
Return After Taxes on Distributions(1)                                  3.40%      7.55%      12.76%
Return After Taxes on Distributions and Sale of Fund Shares             3.81%      6.98%      12.02%
Russell Mid Cap Index(2)                                               20.22%      7.59%      14.50%
-------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND CLASS C(3)
Return Before Taxes                                                     9.78%      9.57%     15.01%
Russell Mid Cap Index(2)                                               20.22%      7.59%     14.50%
-------------------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND CLASS B                                           1 YEAR      SINCE CLASS STARTED(4)
Return Before Taxes                                                     5.79%             6.93%
Russell Mid Cap Index(2)                                               20.22%             8.77%
-------------------------------------------------------------------------------------------------------------

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
(2) The Russell Mid Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) The Indexes reflect no deductions for fees, expenses or taxes.
(3) The Class C performance was calculated using the historical performance of the Class C predecessor fund that began operations on October 3, 1994.
(4)   Class B shares began operations on May 1, 2001.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                           SHAREHOLDER FEES
                                                               (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------
                                                           Class A Shares    Class B Shares   Class C Shares
Maximum Sales Charge Imposed on
   Purchases (as a percentage of offering price)              5.75%(1)             None             None

Maximum Deferred Sales Charge
  (as a percentage of original purchase price
   or the amount redeemed, whichever is less)                   *                 5.00%(2)         1.00%(3)

Wire Redemption Fee                                          Up to $15          Up to $15         Up to $15

                                                                      ANNUAL FUND OPERATING EXPENSES
                                                              (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------
Management Fees                                                  0.80%            0.80%                0.80%

Distribution (12b-1) Fees                                        0.25%            1.00%                1.00%

Other Expenses                                                   0.51%            0.60%                0.53%

Total Annual Fund Operating Expenses                             1.56%            2.40%                2.33%

Fee Waiver and/or Expense Reimbursement(4)                       0.06%            0.15%                0.08%

Net Expenses                                                     1.50%            2.25%                2.25%
---------------------------------------------------------------------------------------------------------------

* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.
(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)
(2) You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in this Prospectus.
(3) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
(4) Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.50% for Class A shares and 2.25% for Class B and Class C shares (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2006.

EXAMPLE. The following example should help you compare the cost of investing in the Emerging Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example also reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                           ASSUMING
                                    ASSUMING REDEMPTION AT END OF PERIOD                 NO REDEMPTION
======================================================================================================
                          Class A Shares      Class B Shares      Class C Shares        Class B Shares
------------------------------------------------------------------------------------------------------
         1 Year               $   719            $   628             $   228              $   228
         3 Years(1)           $ 1,034            $   934             $   720              $   734
         5 Years(1)           $ 1,371            $ 1,367             $ 1,238              $ 1,267
        10 Years(1)           $ 2,320            $ 2,516(2)          $ 2,660              $ 2,516(2)
------------------------------------------------------------------------------------------------------

(1) The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Sponsor Agreement with Touchstone Advisors for periods after year 1.
(2)   Based on conversion to Class A shares after 8 years.

SMALL CAP GROWTH FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The Small Cap Growth Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of small cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A small cap company has a market capitalization of less than $1.5 billion. The Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000 Index.

The Fund is sub-advised by two separate management teams, a small cap team and a micro cap team. The Sub-Advisors employ a growth-oriented approach to equity investment management and seek to invest in high quality, reasonably priced companies believed to have above average earnings growth prospects. The Fund's investments may include securities in the technology sector.

The small cap management team will sell a security when it reaches its growth rate calculated on a price-to-earnings basis. The micro cap management team will continually evaluate for sale securities of companies it believes are overvalued, have lost earnings momentum, or are in industries no longer expected to perform well. Any position that has declined 15-20% from its cost or recent high will be evaluated as a potential sale candidate by both management teams.

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down
      o If the Sub-Advisors' investment approach does not accurately identify attractive investments
      o If the companies the Fund invests in do not grow as rapidly or increase in value as expected
      o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
      o     Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
      o     Because growth oriented funds may underperform when value investing is in favor

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in the Small Cap Growth Fund. The bar chart shows the Fund's Class A performance from year to year. The bar chart does not reflect any sales charges, which would reduce your return. The returns for Class B and Class C shares offered by the Fund will be lower than the Class A returns shown in the bar chart since the other classes have higher 12b-1 distribution fees. The returns for Class I shares of the Fund, offered in a separate prospectus, will differ from the Class A returns shown below, depending on the expenses of that class.

SMALL CAP GROWTH FUND - CLASS A TOTAL RETURNS

2003     55.33%
2004      6.88%

Best Quarter:   2nd Quarter 2003            +27.30%
Worst Quarter:  3rd Quarter 2004             -5.98%

The year-to-date return of the Fund's Class A shares as of June 30, 2005 is -2.12%.

The table compares the Fund's average annual total returns to those of the Russell 2000 Growth Index. The table shows the effect of the applicable sales charge. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                                                    SINCE
                                                                                1 YEAR           FUND STARTED(1)
----------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS A
Return Before Taxes                                                               0.75%                23.58%
Return After Taxes on Distributions(2)                                            0.05%                22.75%
Return After Taxes on Distributions and Sale of Fund Shares                       0.68%                19.94%
Russell 2000 Growth Index(3)                                                     14.31%                30.28%
----------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS B
Return Before Taxes                                                               2.15%                25.12%
Russell 2000 Growth Index(3)                                                     14.31%                30.28%
----------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS C
Return Before Taxes                                                               6.22%                26.19%
Russell 2000 Growth Index(3)                                                     14.31%                30.28%
----------------------------------------------------------------------------------------------------------------

(1)   The Fund began operations on October 21, 2002.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
(3) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) The Indexes reflect no deductions for fees, expenses or taxes.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                                     SHAREHOLDER FEES
                                                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------------------
                                                           Class A Shares     Class B Shares      Class C Shares
Maximum Sales Charge Imposed on
   Purchases (as a percentage of offering price)              5.75%(1)                None                None

Maximum Deferred Sales Charge
  (as a percentage of original purchase price
  or the amount redeemed, whichever is less)                   *                     5.00%(2)            1.00%(3)

Wire Redemption Fee                                          Up to $15              Up to $15           Up to $15

                                                                         ANNUAL FUND OPERATING EXPENSES
                                                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------------------
Management Fees                                                  1.25%            1.25%                   1.25%

Distribution (12b-1) Fees                                        0.25%            1.00%                   1.00%

Other Expenses                                                   0.64%            0.83%                   0.69%

Total Annual Fund Operating Expenses                             2.14%            3.08%                   2.94%

Fee Waiver and/or Expense Reimbursement(4)                       0.19%            0.38%                   0.24%

Net Expenses                                                     1.95%            2.70%                   2.70%
-------------------------------------------------------------------------------------------------------------------

* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.
(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)
(2) You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in this Prospectus.
(3) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
(4) Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.95% for Class A shares and 2.70% for Class B and Class C shares (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2006.

EXAMPLE. The following example should help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example also reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                        ASSUMING
                           ASSUMING REDEMPTION AT END OF PERIOD                      NO REDEMPTION
==============================================================================================================
                             Class A Shares      Class B Shares      Class C Shares     Class B Shares
--------------------------------------------------------------------------------------------------------------
          1 Year                $   762              $   673            $   273             $  273
          3 Years(1)            $ 1,189              $ 1,115            $   887             $  915
          5 Years(1)            $ 1,642              $ 1,683            $ 1,527             $1,583
         10 Years(1)            $ 2,891              $ 3,147(2)         $ 3,244             $3,147(2)
--------------------------------------------------------------------------------------------------------------

(1) The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Sponsor Agreement with Touchstone Advisors for periods after year 1.
(2)   Based on conversion to Class A shares after 8 years.

MICRO CAP GROWTH FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The Micro Cap Growth Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of U.S. companies whose total market capitalization at the time of investment is generally between $30 million and $300 million, referred to as micro cap companies, and which, in the opinion of the Sub-Advisor, have superior earnings growth characteristics. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund's investments may include companies in the technology sector.

The Sub-Advisor's unique equity selection process seeks to identify fast growing companies that are undervalued. The Sub-Advisor screens the universe of companies, using five quantitative factors:

      1)    earnings growth
      2) earnings strength - those companies that are expected to have the greatest increase in next year's earnings
      3)    earnings revision
      4)    price/earnings to growth ratio and
      5)    cash flow to price

The Sub-Advisor then focuses on what it believes are the most promising industries and seeks to identify profitable companies with capable management teams, above average reinvestment rates, strong industry positions and productive research and development efforts.

Stocks are ranked according to the above criteria to identify approximately 100 to 190 micro cap companies that the Sub-Advisor believes offer the best growth prospects and are selling at attractive prices. The highest ranking stocks in the most promising industries are then subjected to additional fundamental and technical research. Generally, the Sub-Advisor attempts to identify profitable micro cap companies with capable management teams, above average reinvestment rates, strong industry positions and productive research and development efforts. To ensure a well diversified portfolio, commitments to any one issue or industry are generally limited to 5% and 15%, respectively, of the Fund's total assets. The Sub-Advisor reviews investment alternatives and implements portfolio changes as attractive investment opportunities become available. The closing prices of portfolio issues are reviewed daily. Any position that has declined 15% from its cost or from its recent high is re-examined as a potential sale candidate. Additionally, securities of companies which in the Sub-Advisor's opinion are overvalued or have lost earnings momentum, or are in industries no longer expected to perform well, are continually evaluated for sale.

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down
      o If the Sub-Advisor's selection process does not accurately identify attractive investments

      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued
      o If the companies that the Fund invests in do not grow as rapidly or increase in value as expected
      o Because securities of micro cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger companies
      o     Because the Fund may invest in the technology sector, which at times may be subject to greater market fluctuation than other sectors
      o     Because growth oriented funds may underperform when value investing is in favor

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

PERFORMANCE NOTE
--------------------------------------------------------------------------------
The Fund's performance information is only shown when the Fund has had a full calendar year of operations. Since the Fund began operations in June 2004, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                         SHAREHOLDER FEES
                                                            (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------------------------------
                                                          Class A Shares          Class C  Shares
Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering price)              5.75%(1)                 None

Maximum Deferred Sales Charge
  (as a percentage of original purchase price
  or the amount redeemed, whichever is less)                  *                      1.00%(2)

Wire Redemption Fee                                        Up to $15                Up to $15

                                                                 ANNUAL FUND OPERATING EXPENSES
                                                          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------------------------------
Management Fees                                              1.25%                    1.25%

Distribution (12b-1) Fees                                    0.25%                    1.00%

Other Expenses                                               0.96%                    1.16%

Total Annual Fund Operating Expenses                         2.46%                    3.41%

Fee Waiver and/or Expense Reimbursement(3)                   0.51%                    0.71%

Net Expenses                                                 1.95%                    2.70%
-------------------------------------------------------------------------------------------------------

* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.
(1) You may pay a reduced sales charge on very large purchases. (See "Reduced Class A Sales Charge" in this Prospectus.)
(2) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
(3) Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.95% for Class A shares and 2.70% for Class C shares (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2006.

EXAMPLE. The following example should help you compare the cost of investing in the Micro Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                  Class A Shares      Class C Shares
--------------------------------------------------------------------------------
         1 Year       $  762             $  273
         3 Years      $1,252             $  982
         5 Years      $1,767             $1,713
        10 Years      $3,174             $3,647
--------------------------------------------------------------------------------

      The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Sponsor Agreement with Touchstone Advisors for periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------
Each Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when a Sub-Advisor is unable to identify attractive investment opportunities. A Fund's temporary investments may include debt securities, money market funds or cash equivalents. During these times, a Fund may not achieve its investment goal.

DO THE FUNDS ENGAGE IN ACTIVE TRADING OF SECURITIES?
--------------------------------------------------------------------------------
The Small Cap Growth Fund and the Micro Cap Growth Fund may engage in active trading to achieve their investment goal. This may cause a Fund to realize higher capital gains, which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower a Fund's performance.

CAN A FUND CHANGE ITS INVESTMENT GOAL WITHOUT SHAREHOLDER APPROVAL?
--------------------------------------------------------------------------------
Each Fund may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND. The Large Cap Growth Fund may also invest in:

      o     American Depository Receipts ("ADRs") (up to 15% of total assets)
      o     Investment grade debt securities, cash or cash equivalents

EMERGING GROWTH FUND. The Emerging Growth Fund may also invest in:

      o     Securities of large cap and small cap companies
      o     Securities of foreign companies (up to 20% of total assets)
      o ADRs, American depository shares ("ADSs") and other depository receipts (up to 20% of total assets)
      o Securities of companies in emerging market countries (up to 10% of total assets)
      o Securities designed to replicate an index, an industry or a sector of the economy
      o     Cash equivalents
      o     Initial public offerings

SMALL CAP GROWTH FUND AND MICRO CAP GROWTH FUND. The Small Cap Growth Fund and the Micro Cap Growth Fund may also invest in:

      o     Initial public offerings
      o     Securities of emerging growth companies
      o     Securities of foreign companies
      o     ADRs, ADSs and other depository receipts
      o     Securities of companies in emerging market countries
      o     Cash equivalents

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------
FOREIGN COMPANIES are companies that meet all of the following criteria:

      o     They are organized under the laws of a foreign country
      o     They maintain their principal place of business in a foreign country
      o The principal trading market for their securities is located in a foreign country
      o They derive at least 50% of their revenues or profits from operations in foreign countries
      o     They have at least 50% of their assets located in foreign countries

ADRS, ADSS AND OTHER DEPOSITORY RECEIPTS. ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.

"MICRO CAP," "SMALL CAP," "MID CAP" AND "LARGE CAP" COMPANIES. Generally companies are categorized as follows:

      o A micro cap company has a market capitalization of between $30 and $300 million.
      o A small cap company has a market capitalization of less than $1.5 billion.
      o A mid cap company has a market capitalization of between $1.5 billion and $10 billion.
      o A large cap company has a market capitalization of more than $10 billion.

UNDERVALUED STOCKS. A stock is considered undervalued if the Sub-Advisor believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

      o     Price relative to earnings
      o     Price relative to cash flow
      o     Price relative to financial strength

EMERGING GROWTH COMPANIES include:

      o Companies that the Sub-Advisor believes may have earnings that grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates
      o Companies that the Sub-Advisor believes have unrecognized asset values, undervalued growth or emerging growth
      o     Companies undergoing a turnaround

EMERGING MARKET COUNTRIES are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet one or more of the following criteria:

      o     It is organized under the laws of an emerging market country.
      o It maintains its principal place of business in an emerging market country.
      o The principal trading market for its securities is located in an emerging market country.
      o It derives at least 50% of its revenues or profits from operations within emerging market countries.
      o It has at least 50% of its assets located in emerging market countries.

INVESTMENT GRADE DEBT SECURITIES are generally rated BBB or better by Standard & Poor's Rating Service and Fitch Ratings or Baa or better by Moody's Investors Service, Inc.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?
--------------------------------------------------------------------------------
MARKET RISK (ALL FUNDS). Investments in common stocks are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into four broad market capitalization categories - large cap, mid cap, small cap and micro cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of smaller cap companies, investors may migrate to the stocks of smaller sized companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. The price of stocks tends to go up and down more than the price of bonds.

      o MICRO CAP COMPANIES (MICRO CAP GROWTH FUND). Micro cap companies may not be well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. Micro cap companies may have greater risk and volatility than large companies and may lack the management depth of larger, mature issuers. Micro cap companies may have relatively small revenues and limited product lines, markets, or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. In addition, micro cap companies may be developing or marketing new products or services for which markets are not yet established and may never become established. As a result, the prices of their securities may fluctuate more than those of larger issuers.
      o SMALL CAP COMPANIES (SMALL CAP GROWTH FUND). Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.
      o MID CAP COMPANIES (EMERGING GROWTH FUND). Mid cap stock risk is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.
      o LARGE CAP COMPANIES (LARGE CAP GROWTH FUND). Large cap stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
      o EMERGING GROWTH COMPANIES (EMERGING GROWTH FUND). Investment in emerging growth companies is subject to enhanced risks because these companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. These securities can be difficult to sell and are usually more volatile than securities of larger, more established companies.

      o TECHNOLOGY SECURITIES (ALL FUNDS). The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the market.

NON-DIVERSIFICATION RISK (LARGE CAP GROWTH FUND). A non-diversified Fund may invest a significant percentage of its assets in the securities of a single company. Because the Fund's holdings may be concentrated in a single company, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

INVESTMENT STYLE RISK (ALL FUNDS). Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds may underperform when growth investing is in favor.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUNDS?
--------------------------------------------------------------------------------
FOREIGN RISK (EMERGING GROWTH FUND, SMALL CAP GROWTH FUND, MICRO CAP GROWTH
FUND). Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

      o EMERGING MARKET COUNTRIES (EMERGING GROWTH FUND, SMALL CAP GROWTH FUND, MICRO CAP GROWTH FUND). Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

DEBT SECURITY RISK (LARGE CAP GROWTH FUND). Debt securities are subject to the risk that their market value will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, when due. Securities rated in the lowest investment grade category have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

INITIAL PUBLIC OFFERING ("IPO") RISK (EMERGING GROWTH FUND, SMALL CAP GROWTH FUND, MICRO CAP GROWTH FUND). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that a Fund may be unable to dispose of the IPO shares promptly or at a reasonable price). When a Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As a Fund's assets grow, the effect of investments in IPOs on the Fund's performance probably will decline, which could reduce performance.

WHERE CAN I FIND INFORMATION ABOUT THE FUNDS' PORTFOLIO HOLDINGS DISCLOSURE POLICIES?
--------------------------------------------------------------------------------
A description of the Funds' policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS")
221 East Fourth Street, Suite 300, Cincinnati, OH 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2004, Touchstone Advisors had approximately $3.0 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund's Sub-Advisor(s), subject to approval by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a Sub-Advisor, including:

      o     Level of knowledge and skill
      o     Performance as compared to its peers or benchmark
      o     Consistency of performance over 5 years or more
      o     Level of compliance with investment rules and strategies
      o     Employees, facilities and financial strength
      o     Quality of service

Touchstone Advisors will also continually monitor each Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with each Sub-Advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not a Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated Sub-Advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a Sub-Advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a Sub-Advisor to one or more Touchstone Funds. Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

Touchstone Advisors is also responsible for running all of the operations of each Fund, except those that are subcontracted to the Sub-Advisor, custodian, transfer, accounting and administrative agent, or other parties.

Two or more Sub-Advisors may manage a Fund, with each managing a portion of the Fund's assets. If a Fund has more than one Sub-Advisor, Touchstone Advisors allocates how much of a Fund's assets are managed by each Sub-Advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the Sub-Advisors.

Each Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors during the most recent fiscal year (and the fee to be paid by the Micro Cap Growth Fund during the current fiscal year) is shown in the table below:

------------------------------------------------------------------------------
Large Cap Growth Fund*                       0.75% of average daily net assets
Emerging Growth Fund                         0.80% of average daily net assets
Small Cap Growth Fund                        1.25% of average daily net assets
Micro Cap Growth Fund                        1.25% of average daily net assets
------------------------------------------------------------------------------

* On February 25, 2005, shareholders of the Large Cap Growth Fund approved a change to the Fund's advisory fee schedule. Under the previous fee schedule, the Fund paid 0.75% on the first $200 million of average net assets, 0.70% of the next $300 million of net assets and 0.50% on assets over $500 million. Under the new fee schedule, the Fund pays 0.75% on the first $200 million of average net assets, 0.70% on the next $800 million of net assets and 0.65% on assets over $1 billion.

SUB-ADVISORS
--------------------------------------------------------------------------------
The Sub-Advisors make the daily decisions regarding buying and selling specific securities for the Funds. Each Sub-Advisor manages the investments held by the Fund it serves according to the applicable investment goals and strategies.

SUB-ADVISOR TO THE LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
NAVELLIER & ASSOCIATES, INC. ("NAVELLIER")
ONE EAST LIBERTY, THIRD FLOOR, RENO, NV 89501

Navellier has been a registered investment advisor since 1987 and has managed the Fund since 2004. Its sister company, Navellier Management, Inc., managed the Fund from its inception until 2004. Shawn C. Price is the primary manager and Louis G. Navellier is the secondary manager of the Fund and both have managed the Fund since its inception. Mr. Price has been a Portfolio Manger for Navellier since 1991 and Mr. Navellier has been the Chief Executive Officer of Navellier since 1987.

SUB-ADVISORS TO THE EMERGING GROWTH FUND
--------------------------------------------------------------------------------
The Emerging Growth Fund's assets are allocated between two Sub-Advisors, each using a different management style. TCW Investment Management Company LLC uses a value approach and Westfield Capital Management Company LLC uses a growth approach.

TCW INVESTMENT MANAGEMENT COMPANY LLC ("TCW")
865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017

TCW has been a registered investment advisor since 1987 and has managed the portion of the Fund's assets allocated to TCW since May 2001. Nicholas F. Galluccio and Susan I. Suvall have joint and primary responsibility for the daily management of the Fund and have managed the Fund since May 2001. Mr. Galluccio is a Group Managing Director and has been with TCW since 1982. Ms. Suvall is a Managing Director and has been with TCW since 1985.

WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC ("WESTFIELD")
ONE FINANCIAL CENTER, BOSTON, MA 02111

Westfield has been a registered investment advisor since 1989 and has managed the portion of the Fund's assets allocated to Westfield since the Fund's inception. The Fund is managed by the Westfield management team, which consists of 12 members. Industry sectors are divided among the committee members. William Muggia is the lead manager of the Fund. The five members of the team having the most significant responsibilities are listed below.

William A. Muggia, President and Chief Investment Officer, has primary responsibility for the daily management of the Fund's assets allocated to Westfield. Mr. Muggia has been at Westfield since 1994 and has managed the Fund since 1999. Arthur J. Bauernfeind, Chairman and Chief Executive Officer, has been at Westfield since 1990 and has managed the Fund since its inception. Ethan
J. Meyers, Senior Vice President, has been at Westfield since 1999 and has managed the Fund since 1999. Scott R. Emerman, Senior Security Analyst, has been at Westfield since 2002 and has managed the Fund since 2002. Mr. Emerman worked at Harbor Capital Management as a Vice President, Equity Research from 1997 until 2000. Bruce N. Jacobs, Senior Security Analyst, has been at Westfield since 2004 and has managed the Fund since 2004. From 1996 until 2004 he was a Director and Senior Equity Analyst at Deutsche Bank Securities.

SUB-ADVISORS TO THE SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
The Small Cap Growth Fund's assets are allocated between two Sub-Advisors, each investing in a different market capitalization. Longwood Investment Advisors, Inc. manages approximately 70% of the Fund's assets consisting of small cap stocks and Bjurman, Barry & Associates manages approximately 30% of the Fund's assets consisting of micro cap stocks. These allocations may be larger or smaller at various times.

LONGWOOD INVESTMENT ADVISORS, INC. ("LONGWOOD")
1275 DRUMMERS LANE, WAYNE, PA  19087

Longwood has been a registered investment advisor since 1995 and has managed the portion of the Fund's assets allocated to Longwood since the Fund's inception. Robert Davidson, Chief Investment Officer, founded Longwood in 1993 and has managed the Fund since its inception.

BJURMAN, BARRY & ASSOCIATES ("BJURMAN")
10100 SANTA MONICA BOULEVARD, SUITE 1200, LOS ANGELES, CA 90067

Bjurman has been a registered investment advisor since 1970 and has managed the portion of the Fund's assets allocated to Bjurman since the Fund's inception. O. Thomas Barry III, CFA, CIC and Stephen W. Shipman, CFA, have joint and primary responsibility for managing the Fund and have managed the Fund since its inception. Mr. Barry is the Chief Investment Officer and Senior Executive Vice President of Bjurman and has been with Bjurman since 1978. Mr. Shipman is the Director of Research and Executive Vice President and has been with Bjurman since 1993.

SUB-ADVISOR TO THE MICRO CAP GROWTH FUND
--------------------------------------------------------------------------------
BJURMAN, BARRY & ASSOCIATES ("BJURMAN")
10100 SANTA MONICA BOULEVARD, SUITE 1200, LOS ANGELES, CA 90067

Bjurman has been a registered investment advisor since 1970. O. Thomas Barry III, CFA, CIC and Stephen W. Shipman, CFA, have joint and primary responsibility for managing the Fund. Mr. Barry is the Chief Investment Officer and Senior Executive Vice President of Bjurman and has been with Bjurman since 1978. Mr. Shipman is the Director of Research and Executive Vice President and has been with Bjurman since 1993. Bjurman and its portfolio managers have managed the Fund since its inception.

SUB-ADVISORY FEES
--------------------------------------------------------------------------------
The fee paid by Touchstone Advisors to each Sub-Advisor during the Fund's most recent fiscal year (and the fee payable to the Micro Cap Growth Fund Sub-Advisor during the current fiscal year) is shown in the table below:

-------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND*
Navellier                        0.45% of average daily net assets

EMERGING GROWTH FUND
TCW                              0.50% of average daily net assets allocated to TCW
Westfield                        0.47% of average daily net assets allocated to Westfield

SMALL CAP GROWTH FUND
Longwood                         0.85% of average daily net assets allocated to Longwood
Bjurman                          0.90% of average daily net assets allocated to Bjurman

MICRO CAP GROWTH FUND
Bjurman                          0.85% of average daily net assets
-------------------------------------------------------------------------------------------

* The Board of Trustees approved a change to the Fund's sub-advisory fee schedule, effective February 25, 2005. Under the previous schedule Touchstone Advisors paid Navellier a fee of 0.45% on the first $300 million of the Fund's average daily net assets and 0.40% of such assets in excess of $300 million. Under the new schedule Touchstone Advisors pays Navellier a fee of 0.40% on the first $1 billion of average daily net assets and 0.35% on assets over $1 billion.

The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in their managed Fund(s). A discussion of the basis for the Board of Trustees' approval of the Funds' advisory and sub-advisory agreements is in the Trust's March 31, 2005 Annual Report.

CHOOSING A CLASS OF SHARES

The Large Cap Growth Fund and the Small Cap Growth Fund each offer Class A, Class B, Class C and Class I shares. The Emerging Growth Fund offers Class A, Class B and Class C shares. The Micro Cap Growth Fund offers Class A, Class C and Class I shares. The Funds' Class I shares are offered in separate prospectuses. For information about Class I shares, telephone Touchstone Securities, Inc. ("Touchstone") at 1.800.543.0407.

Each class of shares has different sales charges and distribution fees. The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

CLASS A SHARES
--------------------------------------------------------------------------------
The offering price of Class A shares of each Fund is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment.

CLASS A SALES CHARGE. The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

-----------------------------------------------------------------------------------------
                                       SALES CHARGE AS % OF     SALES CHARGE AS % OF
AMOUNT OF YOUR INVESTMENT                 OFFERING PRICE         NET AMOUNT INVESTED
=========================================================================================
Under $50,000                                  5.75%                   6.10%
$50,000 but less than $100,000                 4.50%                   4.71%
$100,000 but less than $250,000                3.50%                   3.63%
$250,000 but less than $500,000                2.95%                   3.04%
$500,000 but less than $1 million              2.25%                   2.30%
$1 million or more                             0.00%                   0.00%
-----------------------------------------------------------------------------------------

WAIVER OF CLASS A SALES CHARGE. There is no front-end sales charge if you invest $1 million or more in Class A shares of a Fund. If you redeem shares that were part of the $1 million breakpoint purchase within one year, you may pay a contingent deferred sales charge ("CDSC") of 1% on the shares redeemed, if a commission was paid by Touchstone to a participating unaffiliated dealer. There is no front-end sales charge on exchanges between Funds or dividends reinvested in a Fund. In addition, there is no front-end sales charge on the following purchases:

      o Purchases by registered representatives or other employees (and their immediate family members*) of broker-dealers, banks, or other financial institutions having agreements with Touchstone.
      o Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has an agreement with Touchstone.
      o Purchases by a trust department of any financial institution in its capacity as trustee to any trust.
      o Purchases through processing organizations described in this Prospectus.
      o Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Touchstone Funds.

      o Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone.

    * Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a registered representative or employee. The term "employee" is deemed to include current and retired employees.

Sales charge waivers must be qualified in advance by Touchstone by marking the appropriate section on the investment application and completing the "Eligibility for Exemption from Sales Charge" form. You can obtain the application and form by calling Touchstone (Nationwide call toll-free 1.800.543.0407) or by visiting the touchstoneinvestments.com website. Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund. At the option of the Fund, the front-end sales charge may be included on future purchases.

REDUCED CLASS A SALES CHARGE. You may also purchase Class A shares of a Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent. The following purchasers ("Qualified Purchasers") may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o an individual, an individual's spouse, an individual's children under the age of 21; or
      o a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or
      o employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases are provided; or
      o an organized group, provided that the purchases are made through a central administrator, a single dealer or other means which result in economy of sales effort or expense.

The following accounts ("Qualified Accounts") held in Class A shares of any Touchstone Fund sold with a front-end sales charge may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o     Individual accounts
      o     Joint tenant with rights of survivorship accounts
      o     Uniform gift to minor accounts ("UGTMA")
      o     Trust accounts
      o     Estate accounts
      o     Guardian/Conservator accounts
      o IRA accounts, including Traditional, Roth, SEP, SIMPLE and 403(b)(7) custodial accounts
      o     Coverdell education savings accounts

RIGHTS OF ACCUMULATION PROGRAM. Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in a Qualified Account. You or your dealer must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide either a list of account numbers or copies of account statements verifying your qualification. If your shares are held directly in a Touchstone Fund or through a dealer, you may combine the historical cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains. If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your broker-dealer may not maintain this information.

If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. You or your financial intermediary must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, Touchstone will calculate the combined value of all of the Qualified Purchaser's Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

LETTER OF INTENT. If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months in Class A shares of any Touchstone Fund sold with a front-end sales charge, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $50,000 in Class A shares of any Touchstone Fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart. The minimum initial investment under a Letter of Intent is $10,000. You are not obligated to purchase additional shares if you complete a Letter of Intent. However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account. If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

OTHER INFORMATION. Information about sales charges and breakpoints is also available in a clear and prominent format on the touchstoneinvestments.com website. You can access this information by selecting "Sales Charges and Breakpoints" under the "Fund Information" link. For more information about qualifying for a reduced or waived sales charge, contact your financial advisor or contact Touchstone at 1.800.543.0407.

CLASS B SHARES
--------------------------------------------------------------------------------
BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS OF $250,000 OR MORE, A REQUEST TO PURCHASE CLASS B SHARES FOR $250,000 OR MORE WILL BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class B shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC will be charged if you redeem Class B shares within 6 years after you purchased them. The amount of the CDSC will depend on how long you have held your shares, as set forth in the following table:

                                                 CDSC AS A % OF
YEAR SINCE PURCHASE PAYMENT MADE            AMOUNT SUBJECT TO CHARGE
================================================================================
First                                               5.00%
Second                                              4.00%
Third                                               3.00%
Fourth                                              2.00%
Fifth                                               1.00%
Sixth                                               1.00%
Seventh and thereafter*                             None
--------------------------------------------------------------------------------
* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares in the month of your 8-year anniversary date or in the beginning of the 9th year after the date of your original purchase of those shares. The conversion is based on the relative NAVs of the shares of the two classes on the conversion date and no sales charge will be imposed. Class B shares you have acquired through automatic reinvestment of dividends or capital gains will be converted in proportion to the total number of Class B shares you have purchased and own. Since the Rule 12b-1 distribution fees for Class A shares are lower than for Class B shares, converting to Class A shares will lower your expenses.

CLASS C SHARES
--------------------------------------------------------------------------------
BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS OF $1 MILLION OR MORE, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

Class C shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.

DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

12B-1 DISTRIBUTION PLANS. Each Fund (except the Micro Cap Growth Fund) has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class A, Class B and Class C shares. The Micro Cap Growth Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its Class A and Class C shares. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class B and Class C plans, the Funds pay an annual fee of up to 1.00% of average daily net assets that attributable to Class B or Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

DEALER COMPENSATION. Touchstone, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES
--------------------------------------------------------------------------------
Please read this Prospectus carefully and then determine how much you want to invest. You may purchase shares of the Funds directly from Touchstone or through your financial advisor. In any event, you must complete an investment application. You can obtain an investment application from Touchstone, your financial advisor, or by visiting our website at touchstoneinvestments.com. Check below to find the minimum investment requirements and ways to purchase shares in the Funds.

For more information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407).

      ! INVESTOR ALERT: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

MINIMUM INVESTMENT REQUIREMENTS
-------------------------------------------------------------------------------------------------------------
                                         LARGE CAP GROWTH FUND
                                         EMERGING GROWTH FUND                                    ALL
                                         SMALL CAP GROWTH FUND    MICRO CAP GROWTH FUND         FUNDS
-------------------------------------------------------------------------------------------------------------
                                          Initial                     Initial                Additional
                                          Investment                  Investment             Investment
-------------------------------------------------------------------------------------------------------------
Regular Account                            $1,000                    $10,000                  $50
-------------------------------------------------------------------------------------------------------------
Retirement Plan Account or Custodial       $  250                    $   250                  $50
Account Under a Uniform Gifts/Transfers
to Minors Act ("UGTMA")
-------------------------------------------------------------------------------------------------------------
Investments through the Automatic          $   50                    $    50                  $50
Investment Plan
-------------------------------------------------------------------------------------------------------------

o INVESTOR ALERT: Touchstone may change these initial and additional investment minimums at any time.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined as of 4:00 p.m. eastern standard time ("EST") on the day that your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------
BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

      o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.
      o Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202-4133.
      o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.
      o     You may also open an account through your financial advisor.

BY EXCHANGE

      o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund at NAV. You may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund, except the Institutional Money Market Fund.

      o     You do not have to pay any exchange fee for your exchange.
      o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.
      o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.
      o You should carefully review the disclosure provided in the Prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

THROUGH RETIREMENT PLANS

You may invest in the Funds through various retirement plans. These include individual retirement plans and employer sponsored retirement plans.

INDIVIDUAL RETIREMENT PLANS

      o     Traditional Individual Retirement Accounts ("IRAs")
      o     Savings Incentive Match Plan for Employees ("SIMPLE IRAs")
      o     Spousal IRAs
      o     Roth Individual Retirement Accounts ("Roth IRAs")
      o     Coverdell Education Savings Accounts ("Education IRAs")
      o     Simplified Employee Pension Plans ("SEP IRAs")
      o     403(b)(7) Custodial Accounts

EMPLOYER SPONSORED RETIREMENT PLANS

      o     Defined benefit plans
      o Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)
      o     457 plans

OOO SPECIAL TAX CONSIDERATION
To determine which type of retirement plan is appropriate for you, please contact your tax advisor.

For further information about any of the plans, agreements, applications and annual fees, contact Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial advisor.

THROUGH A PROCESSING ORGANIZATION

You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. When shares are purchased this way, there may be various differences. The processing organization may:

      o     Charge a fee for its services
      o     Act as the shareholder of record of the shares
      o     Set different minimum initial and additional investment requirements
      o     Impose other charges and restrictions
      o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

o Touchstone considers a purchase or sales order as received when an authorized processing organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV (or offering price, if applicable) next computed after such order is received in proper form.

o Shares held through a processing organization may be transferred into your name following procedures established by your processing organization and Touchstone. Certain processing organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

o It is the responsibility of the processing organization to transmit properly completed orders so that they will be received by Touchstone in a timely manner.

PRICING OF PURCHASES
--------------------------------------------------------------------------------
We price direct purchases in the Funds based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received. Direct purchase orders received by Touchstone, or its authorized agent, by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. EST, are processed at that day's public offering price. Direct purchase orders received by Touchstone, or its authorized agent, after the close of the regular session of trading on the NYSE, generally 4:00 p.m. EST, are processed at the public offering price next determined on the following business day. It is the responsibility of Touchstone's authorized agent to transmit orders that will be received by Touchstone in proper form and in a timely manner.

ADDING TO YOUR ACCOUNT
--------------------------------------------------------------------------------
BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.
o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.
o     Write your account number on the check.
o Either: (1) Mail the check with the investment form to Touchstone; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.
o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o     Contact Touchstone or your financial advisor for further instructions.
o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the funds.
o     Banks may charge a fee for handling wire transfers.
o Purchases in the Funds will be processed at that day's NAV (or public offering price, if applicable) if Touchstone receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. EST, on a day when the NYSE is open for regular trading.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.
o For information about how to exchange shares among the Touchstone Funds, see "Opening an Account - By exchange" in this Prospectus.

PURCHASES WITH SECURITIES

      o Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund's investment goal and is otherwise acceptable to Touchstone Advisors.

AUTOMATIC INVESTMENT OPTIONS
--------------------------------------------------------------------------------
The various ways that you can automatically invest in the Funds are outlined below. Touchstone does not charge any fees for these services. For further details about these services, call Touchstone at 1.800.543.0407.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments in a Fund of $50 or more to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in another Touchstone Fund within the same class of shares without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds.

DOLLAR COST AVERAGING. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------
You may sell some or all of your shares on any day that the Fund calculates its NAV. If your request is received by Touchstone, or its authorized agent, in proper form by the close of regular trading on the NYSE (normally 4:00 p.m.
EST), you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

BY TELEPHONE

      o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application. You may only sell shares over the telephone if the amount is less than $100,000.
      o To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.
      o Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.
      o If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. EST, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day. Otherwise it will occur on the next business day.

      o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.
      o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:
            o     Requiring personal identification
            o Making checks payable only to the owner(s) of the account shown on Touchstone's records
            o Mailing checks only to the account address shown on Touchstone's records
            o Directing wires only to the bank account shown on Touchstone's records
            o Providing written confirmation for transactions requested by telephone
            o     Digital recording instructions received by telephone

BY MAIL

      o     Write to Touchstone.
      o     Indicate the number of shares or dollar amount to be sold.
      o     Include your name and account number.
      o Sign your request exactly as your name appears on your investment application.
      o You may be required to have your signature guaranteed. (See "Signature Guarantees" in this Prospectus for more information).

BY WIRE

      o     Complete the appropriate information on the investment application.
      o If your proceeds are $1,000 or more, you may request that Touchstone wire them to your bank account.
      o     You may be charged a fee by Touchstone's custodian and by your bank.
      o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
      o Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone for more information.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

      o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.
      o Withdrawals can be made monthly, quarterly, semiannually or annually.
      o     There is no special fee for this service.
      o     There is no minimum amount required for retirement plans.

OOO SPECIAL TAX CONSIDERATION
Systematic withdrawals may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR OR PROCESSING ORGANIZATION

o You may also sell shares by contacting your financial advisor or processing organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the processing organization.

o Your financial advisor or processing organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

OOO SPECIAL TAX CONSIDERATION Selling your shares may cause you to incur a taxable gain or loss.

o INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")
--------------------------------------------------------------------------------
If you purchase $1 million or more Class A shares at NAV, a CDSC of 1.00% may be charged on redemptions made within 1 year of your purchase. If you redeem Class B shares within 1 year of your purchase, a CDSC of 5.00% will be charged. This charge will be incrementally reduced and after the 6th year there is no CDSC. If you redeem Class C shares within 1 year of your purchase, a CDSC of 1.00% will be charged.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Funds.

No CDSC is applied if:

      o The redemption is due to the death or post-purchase disability of a shareholder
      o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value
      o The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution
      o The redemption is for a mandatory withdrawal from a traditional IRA account after age 70 1/2

When we determine whether a CDSC is payable on a redemption, we assume that:

      o     The redemption is made first from amounts not subject to a CDSC;
            then
      o From the earliest purchase payment(s) that remain invested in the Fund

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES
--------------------------------------------------------------------------------
Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Some circumstances that may require an original Medallion Signature Guarantee include:

      o     Proceeds from the sale of shares of $100,000 or more
      o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
      o Proceeds are being sent to an address other than the address of record
      o Proceeds or shares are being sent/transferred from a joint account to an individual's account
      o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request
      o Proceeds or shares are being sent/transferred between accounts with different account registrations

MARKET TIMING POLICY
--------------------------------------------------------------------------------
Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. In addition, there are specific risks that apply to investments in small and micro cap securities that may impact the Small Cap Growth Fund and the Micro Cap Growth Fund. These include the risk that a small or micro cap security may be so thinly traded that its price is stale, causing a fund that holds a large position of that security to be a target for market timers. The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders. The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Funds may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of money market funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between money market funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers in which transactions are placed. If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. However, some omnibus accounts submit daily aggregate purchase and redemption orders reflecting the trade orders of multiple unidentified investors. In these situations, the Fund cannot monitor trading activity by individual shareholders who may be engaged in market timing. The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

HOUSEHOLDING POLICY
--------------------------------------------------------------------------------
The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, telephone Touchstone toll-free at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------
Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 7 days (normally within 3 business days) after receipt of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS OR PROCESSING ORGANIZATIONS. Proceeds that are sent to your financial advisor or processing organization will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor or processing organization may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. We may delay mailing your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days. If you need your money sooner, you should purchase shares by bank wire.

REINSTATEMENT PRIVILEGE. You may, within 90 days of redemption, reinvest all or part of your sale proceeds by sending a written request and a check to Touchstone. If the redemption proceeds were from the sale of your Class A or Class B shares, you can reinvest into Class A shares of any Touchstone Fund at NAV. Reinvestment will be at the NAV next calculated after Touchstone receives your request. If the proceeds were from the sale of your Class C shares, you can reinvest those proceeds into Class C shares of any Touchstone Fund. If you paid a CDSC on the reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

OOO SPECIAL TAX CONSIDERATION
You should contact your tax advisor if you use the Reinstatement Privilege.

LOW ACCOUNT BALANCES. If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act ("UGTMA"). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o     When the NYSE is closed on days other than customary weekends and holidays
o     When trading on the NYSE is restricted
o When an emergency situation causes a Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of a Fund's net assets
o     During any other time when the SEC, by order, permits.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
Each Fund's share price (also called "NAV") and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. EST) every day the NYSE is open. Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone or its authorized agent.

The Funds' equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). The Funds may use pricing services to determine market value for investments. Some specific pricing strategies follow:

      o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.
      o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Funds, any foreign securities held by a Fund will be priced as follows:

      o All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.
      o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

      o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by a Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. The Funds may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Funds may use fair value pricing if a security, such as a small cap or micro cap security, is so thinly traded that reliable market quotations are unavailable. The Funds may also use fair value pricing if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTIONS AND TAXES

OOO SPECIAL TAX CONSIDERATION
You should consult your tax advisor to address your own tax situation.

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund's dividends are distributed and paid annually. Distributions of any capital gains earned by a Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTIONS. Each Fund will make distributions of dividends that may be taxed at the rate of 15% (which may be taxed at different rates depending on the length of time a Fund holds its assets). Each Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. To the extent the underlying income of a Fund consists of qualified dividend income, income distributions by the Fund may be subject to a maximum federal income tax rate of 15% for individuals and may qualify for the dividends received deduction for corporations.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

OOO SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Funds during the prior taxable year.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years (or if shorter, during its operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information (except information for the Large Cap Growth Fund for periods prior to December 31, 2003) has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements is included in the Annual Report, which is available upon request. Information for the Large Cap Growth Fund for periods prior to December 31, 2003 was audited by other independent accountants.

LARGE CAP GROWTH FUND-CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                              THREE
                                                YEAR          MONTHS
                                               ENDED          ENDED                         YEAR ENDED DECEMBER 31,
                                              MARCH 31,      MARCH 31,     -------------------------------------------------------
                                                2005          2004(A)         2003           2002           2001           2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    17.31     $    16.53     $    12.19     $    16.63     $    21.73     $    23.59
                                             -------------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment loss ..................         (0.02)         (0.03)         (0.07)         (0.12)         (0.13)         (0.20)
   Net realized and unrealized gains
      (losses) on investments ...........          2.55           0.81           4.41          (4.32)         (4.97)         (1.61)
                                             -------------------------------------------------------------------------------------
Total from investment operations ........          2.53           0.78           4.34          (4.44)         (5.10)         (1.81)
                                             -------------------------------------------------------------------------------------

Distributions from net realized gains ...            --             --             --             --             --          (0.05)
                                             -------------------------------------------------------------------------------------

Net asset value at end of period ........    $    19.84     $    17.31     $    16.53     $    12.19     $    16.63     $    21.73
                                             =====================================================================================

Total return(B) .........................         14.62%          4.72%(C)      35.60%        (26.70%)       (23.47%)        (7.66%)
                                             =====================================================================================

Net assets at end of period (000's) .....    $  274,121     $   69,860     $   62,187     $   13,831     $   20,835     $   44,068
                                             =====================================================================================

Ratio of net expenses to
   average net assets ...................          1.26%          1.30%(D)       1.39%          1.49%          1.49%          1.48%

Ratio of net investment loss to
   average net assets ...................         (0.23%)        (0.78%)(D)     (0.93%)        (0.82%)        (0.62%)        (1.14%)

Portfolio turnover ......................           127%            60%(D)         60%(E)        115%           124%            54%

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Reflects the portfolio turnover rate after realignment of the portfolio in connection with the acquisitions of the Navellier Portfolios.

LARGE CAP GROWTH FUND-CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------
                                                              THREE
                                                YEAR          MONTHS         PERIOD
                                               ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,     DECEMBER 31,
                                                2005          2004(A)        2003(B)
-------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    17.24     $    16.50     $    15.45
                                             ========================================

Income (loss) from investment operations:
   Net investment loss ..................         (0.12)         (0.03)         (0.06)
   Net realized and unrealized gains
      on investments ....................          2.48           0.77           1.11
                                             ----------------------------------------
Total from investment operations ........          2.36           0.74           1.05
                                             ----------------------------------------

Net asset value at end of period ........    $    19.60     $    17.24     $    16.50
                                             ========================================

Total return(C) .........................         13.69%          4.48%(D)       6.80%(D)
                                             ========================================

Net assets at end of period (000's) .....    $   10,579     $    1,897     $    1,003
                                             ========================================

Ratio of net expenses to
   average net assets ...................          2.25%          2.25%(E)       2.22%(E)

Ratio of net investment loss to
   average net assets ...................         (1.23%)        (1.71%)(E)     (1.80%)(E)

Portfolio turnover rate .................           127%            60%(E)         60%(E),(F)

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

(F) Reflects the portfolio turnover rate after realignment of the portfolio in connection with the acquisitions of the Navellier Portfolios.

LARGE CAP GROWTH FUND-CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------
                                                              THREE
                                                YEAR          MONTHS         PERIOD
                                               ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,     DECEMBER 31,
                                                2005          2004(A)        2003(B)
-------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    17.24     $    16.50     $    15.45
                                             ========================================

Income (loss) from investment operations:
   Net investment loss ..................         (0.08)         (0.04)         (0.05)
   Net realized and unrealized gains
      on investments ....................          2.46           0.78           1.10
                                             ----------------------------------------
Total from investment operations ........          2.38           0.74           1.05
                                             ----------------------------------------

Net asset value at end of period ........    $    19.62     $    17.24     $    16.50
                                             ========================================

Total return(C) .........................         13.81%          4.48%(D)       6.80%(D)
                                             ========================================

Net assets at end of period (000's) .....    $   48,446     $    4,310     $    2,465
                                             ========================================

Ratio of net expenses to
   average net assets ...................          2.03%          2.25%(E)       2.21%(E)

Ratio of net investment loss to
   average net assets ...................         (0.97%)        (1.70%)(E)     (1.78%)(E)

Portfolio turnover rate .................           127%            60%(E)         60%(E)(F)

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

(F) Reflects the portfolio turnover rate after realignment of the portfolio in connection with the acquisitions of the Navellier Portfolios.

EMERGING GROWTH FUND-CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          THREE
                                                YEAR           YEAR           YEAR           YEAR          MONTHS          YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      DEC. 31,
                                                2005           2004           2003           2002          2001(A)         2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ..................    $    21.73     $    13.89     $    19.52     $    15.96     $    17.93     $    16.96
                                             =====================================================================================

Income (loss) from investment operations:
   Net investment loss ..................         (0.16)         (0.13)         (0.14)         (0.14)            --          (0.06)
   Net realized and unrealized gains
      (losses) on investments ...........          1.03           7.97          (5.29)          3.76          (1.97)          4.16
                                             -------------------------------------------------------------------------------------
Total from investment operations ........          0.87           7.84          (5.43)          3.62          (1.97)          4.10
                                             -------------------------------------------------------------------------------------

Distributions from net realized gains ...         (1.18)            --          (0.20)         (0.06)            --          (3.13)
                                             -------------------------------------------------------------------------------------

Net asset value at end of period ........    $    21.42     $    21.73     $    13.89     $    19.52     $    15.96     $    17.93
                                             =====================================================================================

Total return(B) .........................          4.13%         56.44%        (27.90%)        22.72%        (10.99%)(C)     25.92%
                                             =====================================================================================

Net assets at end of period (000's) .....    $  574,855     $  458,524     $  153,247     $  169,781     $   19,141     $   15,304
                                             =====================================================================================

Ratio of net expenses to
   average net assets ...................          1.50%          1.49%(E)       1.50%          1.50%          1.50%(D)       1.50%

Ratio of net investment loss to
   average net assets ...................         (0.84%)        (0.93%)(E)     (1.07%)        (1.02%)        (0.10%)(D)     (0.40%)

Portfolio turnover ......................            85%            79%            62%            73%            68%(D)         98%

(A) Effective after the close of business on December 31, 2000, the Fund changed its fiscal year-end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.50% and the ratio of net investment loss to average net assets would have been (0.94%).

EMERGING GROWTH FUND-CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------
                                                YEAR           YEAR           YEAR          PERIOD
                                               ENDED          ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                2005           2004           2003          2002(A)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    20.03     $    12.53     $    18.25     $    16.45
                                             =======================================================

Income (loss) from investment operations:
   Net investment loss ..................         (0.29)         (0.25)         (0.14)         (0.09)
   Net realized and unrealized gains
      (losses) on investments ...........          0.94           7.75          (5.38)          1.95
                                             -------------------------------------------------------
Total from investment operations ........          0.65           7.50          (5.52)          1.86
                                             -------------------------------------------------------

Distributions from net realized gains ...         (1.18)            --          (0.20)         (0.06)
                                             -------------------------------------------------------

Net asset value at end of period ........    $    19.50     $    20.03     $    12.53     $    18.25
                                             =======================================================

Total return(B) .........................          3.37%         59.86%        (30.34%)        11.35%(C)
                                             =======================================================

Net assets at end of period (000's) .....    $   71,879     $   64,918     $   26,226     $   15,335
                                             =======================================================

Ratio of net expenses to
   average net assets ...................          2.25%          2.24%(E)       2.25%          2.25%(D)

Ratio of net investment loss to
   average net assets ...................         (1.60%)        (1.68%)(E)     (1.77%)        (1.90%)(D)

Portfolio turnover rate .................            85%            79%            62%            73%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through March 31, 2002.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.69%).

EMERGING GROWTH FUND-CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           THREE
                                                YEAR           YEAR           YEAR           YEAR          MONTHS          YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      DEC. 31,
                                                2005           2004           2003           2002          2001(A)         2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at  beginning of period .    $    20.04     $    12.55     $    18.26     $    15.01     $    16.87     $    16.29
                                             =====================================================================================

Income (loss) from investment operations:
   Net investment  income (loss) ........         (0.30)         (0.23)         (0.13)          0.01          (0.02)         (0.17)
   Net realized and unrealized
      gains (losses) on investments .....          0.95           7.72          (5.38)          3.30          (1.84)          3.88
                                             -------------------------------------------------------------------------------------
Total from investment operations ........          0.65           7.49          (5.51)          3.31          (1.86)          3.71
                                             -------------------------------------------------------------------------------------

Less distributions:
   Dividends from net  investment income             --             --             --             --             --          (3.13)
   Distributions from net realized gains          (1.18)            --          (0.20)         (0.06)            --             --
                                             -------------------------------------------------------------------------------------
Total distributions .....................         (1.18)            --          (0.20)         (0.06)            --          (3.13)
                                             -------------------------------------------------------------------------------------

Net asset value at end of period ........    $    19.51     $    20.04     $    12.55     $    18.26     $    15.01     $    16.87
                                             =====================================================================================

Total return(B) .........................          3.36%         59.68%        (30.27%)        22.09%        (11.03%)(C)     24.58%
                                             =====================================================================================

Net assets at end of  period (000's) ....    $  284,966     $  252,021     $   97,743     $   67,347     $    7,600     $    5,466
                                             =====================================================================================

Ratio of net expenses to
   average net assets ...................          2.25%          2.24%(E)       2.25%          2.25%          2.25%(D)       2.25%

Ratio of net investment loss to
   average net assets ...................         (1.60%)        (1.68%)(E)     (1.77%)        (1.61%)        (0.63%)(D)     (1.15%)

Portfolio turnover ......................            85%            79%            62%            73%            68%(D)         98%

(A) Effective after the close of business on December 31, 2000, the Fund changed its fiscal year-end to March 31.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.25% and the ratio of net investment loss to average net assets would have been (1.69%).

SMALL CAP GROWTH FUND-CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------
                                                YEAR           YEAR         PERIOD
                                               ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,      MARCH 31,
                                                2005           2004          2003(A)
-------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    16.05     $     9.78     $    10.00
                                             ========================================

Income (loss) from investment operations:
   Net investment loss ..................         (0.25)         (0.14)         (0.06)
   Net realized and unrealized gains
      (losses) on investments ...........         (0.14)          6.78          (0.16)
                                             ----------------------------------------
Total from investment operations ........         (0.39)          6.64          (0.22)
                                             ----------------------------------------

Distributions from net realized gains ...         (0.41)         (0.37)            --
                                             ----------------------------------------

Net asset value at end of period ........    $    15.25     $    16.05     $     9.78
                                             ========================================

Total return(B) .........................         (2.43%)        68.02%         (2.20%)(C)
                                             ========================================

Net assets at end of period (000's) .....    $   37,675     $   53,064     $   15,230
                                             ========================================

Ratio of net expenses to
   average net assets ...................          1.95%          1.89%(E)       1.95%(D)

Ratio of net investment loss to
   average net assets ...................         (1.40%)        (1.34%)(E)     (1.61%)(D)

Portfolio turnover ......................           114%           133%           128%(D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 1.95% and the ratio of net investment loss to average net assets would have been (1.40%).

SMALL CAP GROWTH FUND-CLASS B
FINANCIAL HIGHLIGHTS
================================================================================

                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------
                                                YEAR           YEAR         PERIOD
                                               ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,      MARCH 31,
                                                2005           2004          2003(A)
-------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    15.90     $     9.75     $    10.00
                                             ========================================

Income (loss) from investment operations:
   Net investment loss ..................         (0.29)         (0.21)         (0.06)
   Net realized and unrealized gains
      (losses) on investments ...........         (0.21)          6.73          (0.19)
                                             ----------------------------------------
Total from investment operations ........         (0.50)          6.52          (0.25)
                                             ----------------------------------------

Distributions from net realized gains ...         (0.41)         (0.37)            --
                                             ----------------------------------------

Net asset value at end of period ........    $    14.99     $    15.90     $     9.75
                                             ========================================

Total return(B) .........................         (3.15%)        66.99%         (2.50%)(C)
                                             ========================================

Net assets at end of period (000's) .....    $    8,908     $    7,831     $    1,399
                                             ========================================

Ratio of net expenses to
   average net assets ...................          2.70%          2.63%(E)       2.69%(D)

Ratio of net investment loss to
   average net assets ...................         (2.13%)        (2.09%)(E)     (2.38%)(D)

Portfolio turnover ......................           114%           133%           128%(D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.70% and the ratio of net investment loss to average net assets would have been (2.16%).

SMALL CAP GROWTH FUND-CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------
                                                YEAR           YEAR         PERIOD
                                               ENDED          ENDED          ENDED
                                              MARCH 31,      MARCH 31,      MARCH 31,
                                                2005           2004          2003(A)
-------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    15.91     $     9.74     $    10.00
                                             ========================================

Income (loss) from investment operations:
   Net investment loss ..................         (0.29)         (0.21)         (0.07)
   Net realized and unrealized gains
      (losses) on investments ...........         (0.21)          6.75          (0.19)
                                             ----------------------------------------
Total from investment operations ........         (0.50)          6.54          (0.26)
                                             ----------------------------------------

Distributions from net realized gains ...         (0.41)         (0.37)            --
                                             ----------------------------------------

Net asset value at end of period ........    $    15.00     $    15.91     $     9.74
                                             ========================================

Total return(B) .........................         (3.15%)        67.26%         (2.60%)(C)
                                             ========================================

Net assets at end of period (000's) .....    $   18,776     $   14,596     $    3,029
                                             ========================================

Ratio of net expenses to
   average net assets ...................          2.70%          2.63%(E)       2.69%(D)

Ratio of net investment loss to
   average net assets ...................         (2.12%)        (2.09%)(E)     (2.39%)(D)

Portfolio turnover ......................           114%           133%           128%(D)

(A) Represents the period from commencement of operations (October 21, 2002) through March 31, 2003.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

(E) Absent voluntary expense reimbursements, the ratio of net expenses to average net assets would have been 2.70% and the ratio of net investment loss to average net assets would have been (2.16%).

MICRO CAP GROWTH FUND-CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                      ENDED
                                                                     MARCH 31,
                                                                      2005(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .......................      $    10.00
                                                                    ==========

Income (loss) from investment operations:
   Net investment loss .......................................           (0.06)
   Net realized and unrealized gains on investments ..........            1.13
                                                                    ----------
Total from investment operations .............................            1.07
                                                                    ----------

Net asset value at end of period .............................      $    11.07
                                                                    ==========

Total return(B) ..............................................           10.70%
                                                                    ==========

Net assets at end of period (000's) ..........................      $   32,378
                                                                    ==========

Ratio of net expenses to average net assets(C) ...............            1.95%

Ratio of net investment loss to average net assets(C) ........           (1.27%)

Portfolio turnover rate(C) ...................................             101%

(A) Represents the period from commencement of operations (June 22, 2004) through March 31, 2005.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

MICRO CAP GROWTH FUND-CLASS C
FINANCIAL HIGHLIGHTS
================================================================================

                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                      ENDED
                                                                     MARCH 31,
                                                                      2005(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .......................      $    10.00
                                                                    ==========

Income (loss) from investment operations:
   Net investment loss ..................                                (0.08)
   Net realized and unrealized gains on investments ..........            1.09
                                                                    ----------
Total from investment operations .............................            1.01
                                                                    ----------

Net asset value at end of period .............................      $    11.01
                                                                    ==========

Total return(B) ..............................................           10.10%
                                                                    ==========

Net assets at end of period (000's) ..........................      $   16,224
                                                                    ==========

Ratio of net expenses to average net assets(C) ...............            2.70%

Ratio of net investment loss to average net assets(C) ........           (2.07%)

Portfolio turnover rate(C) ...................................             101%

(A) Represents the period from commencement of operations (June 22, 2004) through March 31, 2005.

(B) Total return shown excludes the effect of applicable sales loads and is not annualized.

(C)   Annualized.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
800.543.0407

A Member of Western & Southern Financial Group(R)

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Funds' annual and semiannual reports ("financial reports") provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the financial reports, other information and answers to your questions about the Funds by contacting your financial advisor, or the Funds at:

Touchstone Funds
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407

The SAI and financial reports are also available on the touchstone investments website at http://www.touchstoneinvestments.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Funds are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651

                                                                  AUGUST 1, 2005
--------------------------------------------------------------------------------

TOUCHSTONE
INVESTMENTS

--------------------------------------------------------------------------------

                                   PROSPECTUS

--------------------------------------------------------------------------------


Touchstone Large Cap Growth Fund - Class I










  RESEARCH     o          DESIGN         o       SELECT       o      MONITOR

           The Securities and Exchange Commission has not approved the
            Fund's shares as an investment or determined whether this
                       Prospectus is accurate or complete.
              Anyone who tells you otherwise is committing a crime.

PROSPECTUS                                                        AUGUST 1, 2005

TOUCHSTONE INVESTMENTS

Touchstone Large Cap Growth Fund - Class I

The Fund is a series of Touchstone Strategic Trust (the "Trust"), a group of equity mutual funds. The Trust is part of the Touchstone Funds that also includes Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds and Touchstone Variable Series Trust, a group of variable series funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.

The Fund is managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors has selected Navellier & Associates, Inc. (the "Sub-Advisor" or "Navellier") to manage on a daily basis the investments held by the Fund.

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
Large Cap Growth Fund
--------------------------------------------------------------------------------
Investment Strategies and Risks
--------------------------------------------------------------------------------
The Fund's Management
--------------------------------------------------------------------------------
Investing With Touchstone
--------------------------------------------------------------------------------
Distributions and Taxes
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The Large Cap Growth Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A large cap company has a market capitalization of more than $10 billion.

The Fund is non-diversified and may invest up to 10% of its total assets in the securities of one company. The Fund may also invest up to 25% of its total assets in the securities of one industry. The Fund's investments may include companies in the technology sector.

The Fund is designed to achieve the highest possible returns while minimizing risk. The Sub-Advisor's selection process focuses on fast growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. The Sub-Advisor uses an objective, "bottom-up," quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics. The Sub-Advisor mainly buys stocks of companies that it believes are poised to rise in price. The investment process focuses on "growth" variables including, but not limited to, earnings growth, reinvestment rate and operating margin expansion.

The Sub-Advisor attempts to uncover stocks with strong return potential and acceptable risk characteristics. The Sub-Advisor uses its proprietary computer model to calculate and analyze a "reward/risk ratio." The reward/risk ratio is designed to identify stocks with above average market returns and risk levels that are reasonable for higher return rates. The Sub-Advisor then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with the best combination of growth ratios are blended into the Fund's portfolio.

Every quarter the Sub-Advisor evaluates its tests and re-weights their influence on the computer models as necessary. This allows the Sub-Advisor to continuously monitor which factors appear to be currently in favor in the financial markets. If a security does not meet the criteria of the Sub-Advisor's reward/risk ratio and there are other available securities that do, the Sub-Advisor will probably sell the security that does not meet its criteria.

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down
      o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued
      o If the quantitative stock screening process and risk/reward analysis is not accurate
      o If the companies that the Fund invests in do not grow as rapidly or increase in value as expected
      o     Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
      o     Because growth oriented funds may underperform when value investing is in favor
      o Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in Class A shares of the Fund by showing the Fund's Class A performance from year to year. Since Class I shares have not operated for a full calendar year, the performance shown is for Class A shares, which are not offered in this Prospectus. The bar chart does not reflect any sales charges on Class A shares, which would reduce their return. Class I shares would have annual returns similar to those of Class A shares because both classes invest in the same portfolio of securities. The annual returns would differ only to the extent that the two classes do not have the same expenses. Class A shares are subject to 12b-1 distribution fees and a front-end sales charge, while Class I shares are not subject to any distribution fees or sales charge.

LARGE CAP GROWTH FUND -- CLASS A TOTAL RETURNS*

YEAR            TOTAL RETURN
1998                41.17%                        Best Quarter:
                                                  4th Quarter 1999   +40.00%
1999                63.03%
                                                  Worst Quarter:
2000                -7.66%                        1st Quarter 2001   -27.98%

2001               -23.47%

2002               -26.70%

2003                35.60%

2004                17.12%

The year-to-date return for the Fund's Class A shares as of June 30, 2005 is 3.10%.

*Effective October 6, 2003, substantially all of the assets of the Navellier Millennium Large Cap Growth Portfolio and the Navellier Performance Large Cap Growth Portfolio (the "Navellier Portfolios"), were transferred into the Touchstone Large Cap Growth Fund for which shareholders of the Navellier Portfolios received shares of the Touchstone Large Cap Growth Fund. The performance and accounting history of the Navellier Performance Large Cap Growth Portfolio have been assumed by the Touchstone Large Cap Growth Fund and are reflected in the bar chart above and performance table below. On October 6, 2003, the Fund replaced its Sub-Advisor with Navellier Management, Inc. Thereafter, Navellier & Associates, Inc. assumed the sub-advisory duties of its sister company, Navellier Management, Inc.

The table compares the Fund's Class A average annual total returns to those of the Russell 1000 Growth Index. The table shows the effect of the Class A sales charge. The returns for other classes of shares offered by the Fund, including Class I shares, will differ from the Class A returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                                            SINCE
                                                                                            CLASS
                                                                1 YEAR      5 YEARS         STARTED(1)
--------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND CLASS A
Return Before Taxes                                              10.38%       -4.96%         8.97%
Return After Taxes on Distributions(2)                           10.38%       -4.98%         8.96%
Return After Taxes on Distributions and Sale of Fund Shares(3)    6.75%       -4.16%         7.88%
Russell 1000 Growth Index(4)                                      6.30%       -9.29%         2.23%
--------------------------------------------------------------------------------------------------------

(1)   Class A shares began operations on December 19, 1997.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
(3) When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher, it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.
(4) The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) The Indexes reflect no deductions for fees, expenses or taxes.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). There are no shareholder transaction fees.

                                         ANNUAL FUND OPERATING EXPENSES
                                  (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
================================================================================
Management Fees                                        0.75%
--------------------------------------------------------------------------------
Other Expenses                                         0.26%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                   1.01%
--------------------------------------------------------------------------------

EXAMPLE. The following example should help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 Year            $  103
3 Years           $  322
5 Years           $  558
10 Years          $1,236
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES AND RISKS

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------
The Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Sub-Advisor is unable to identify attractive investment opportunities. The Fund's temporary investments may include debt securities, money market funds or cash equivalents. During these times, the Fund may not achieve its investment goal.

CAN THE FUND CHANGE ITS INVESTMENT GOAL WITHOUT SHAREHOLDER APPROVAL?
--------------------------------------------------------------------------------
The Fund may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any change takes effect.

DOES THE FUND ENGAGE IN ACTIVE TRADING OF SECURITIES?
--------------------------------------------------------------------------------
The Fund may engage in active trading to achieve its investment goal. This may cause the Fund to realize higher capital gains, which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower the Fund's performance.

DOES THE FUND HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO ITS PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------
The Fund may also invest in:

      o     American Depository Receipts ("ADRs") (up to 15% of total assets)
      o     Investment grade debt securities, cash or cash equivalents

ADRS are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.

INVESTMENT GRADE DEBT SECURITIES are generally rated BBB or better by Standard & Poor's Rating Service and Fitch Ratings or Baa or better by Moody's Investors Service, Inc.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
--------------------------------------------------------------------------------
MARKET RISK. Investments in common stocks are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into three broad market capitalization categories - large cap, mid cap and small cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of small or mid cap companies, investors may migrate to the stocks of small and mid-sized companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. The price of stocks tends to go up and down more than the price of bonds.

      o LARGE CAP COMPANIES. Large cap stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

      o TECHNOLOGY SECURITIES. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the market.

NON-DIVERSIFICATION RISK. A non-diversified fund may invest a significant percentage of its assets in the securities of a single company. Because the Fund's holdings may be concentrated in a single company, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

INVESTMENT STYLE RISK. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUND?
--------------------------------------------------------------------------------
FOREIGN RISK. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

DEBT SECURITY RISK. Debt securities are subject to the risk that their market value will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, when due. Securities rated in the lowest investment grade category have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

WHERE CAN I FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS DISCLOSURE POLICIES?
--------------------------------------------------------------------------------
A description of the Fund's policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

THE FUND'S MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS")
221 East Fourth Street, Cincinnati, Ohio 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2004, Touchstone Advisors had approximately $3.0 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's Sub-Advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Sub-Advisor, including:

      o     Level of knowledge and skill
      o     Performance as compared to its peers or benchmark
      o     Consistency of performance over 5 years or more
      o     Level of compliance with investment rules and strategies
      o     Employees, facilities and financial strength
      o     Quality of service

Touchstone Advisors will also continually monitor the performance of the Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not a Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of the Fund will be notified of any changes in its Sub-Advisor.

Touchstone Advisors is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Advisor, custodian, transfer, accounting and administrative agent or other parties.

The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. On February 25, 2005, shareholders approved a change to the Fund's advisory fee schedule. Under the previous fee schedule, the Fund paid 0.75% on the first $200 million of average net assets, 0.70% of the next $300 million of net assets and 0.50% on assets over $500 million. Under the new fee schedule, the Fund pays 0.75% on the first $200 million of average net assets, 0.70% on the next $800 million of net assets and 0.65% on assets over $1 billion. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 0.75% of its average daily net assets.

SUB-ADVISOR
--------------------------------------------------------------------------------
NAVELLIER & ASSOCIATES, INC. (THE "SUB-ADVISOR" OR "NAVELLIER")
One East Liberty, Third Floor, Reno, Nevada 89501

Touchstone Advisors has selected Navellier to manage the Fund's investments. Navellier makes the daily decisions regarding buying and selling specific securities for the Fund, according to the Fund's investment goals and strategies

Navellier has been a registered investment advisor since 1987 and has managed the Fund since 2004. Its sister company, Navellier Management, Inc. managed the Fund from its inception until 2004. Shawn C. Price is the primary manager and Louis G. Navellier is the secondary manager of the Fund and both have managed the Fund since its inception. Mr. Price has been a Portfolio Manager for Navellier since 1991 and Mr. Navellier has been the Chief Executive Officer of Navellier since 1987.

The sub-advisory fee paid by Touchstone Advisors to Navellier during the Fund's most recent fiscal year was 0.45% of the Fund's average daily net assets. The Board of Trustees approved a change to the Fund's sub-advisory fee schedule effective February 25, 2005. Under the previous schedule Touchstone Advisors paid Navellier a fee of 0.45% on the first $300 million of the Fund's average daily net assets and 0.40% of such assets in excess of $300 million. Under the new schedule Touchstone Advisors pays Navellier a fee of 0.40% on the first $1 billion of average daily net assets and 0.35% on assets over $1 billion.

The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in the Fund. A discussion of the basis for the Board of Trustees' approval of the Fund's advisory and sub-advisory agreements is in the Trust's March 31, 2005 Annual Report.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers four classes of shares: Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are offered in a separate prospectus. For more information about these shares, telephone Touchstone Securities, Inc. ("Touchstone") (Nationwide call toll-free 1.800.543.0407) or your financial adviser.

DEALER COMPENSATION. Touchstone, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined as of 4:00 p.m. eastern standard time ("EST") on the day that your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

      o You may invest in Class I shares by establishing an account through financial institutions that have appropriate selling agreements with Touchstone.

      o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

      o The minimum amount for initial investments in Class I shares of the Fund is $10,000. There is no minimum amount for additional investments.

      o Your financial institution will act as the shareholder of record of your Class I shares.

      o Touchstone reserves the right to restrict or reject any purchase request that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

      o Purchase orders received by financial institutions by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. EST, are processed at that day's net asset value ("NAV"). Purchase orders received by financial institutions after the close of the regular session of trading on the NYSE are processed at the NAV next determined on the following business day. It is the responsibility of the financial institution to transmit orders that will be received by Touchstone in proper form and in a timely manner.

      o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

      o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

      o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

      o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

      o For more information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial institution.

PURCHASES WITH SECURITIES. Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the Fund's investment goal and is otherwise acceptable to Touchstone Advisors.

AUTOMATIC REINVESTMENT
--------------------------------------------------------------------------------
Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise. You may also choose to have your dividends or capital gains paid to you in cash.

SELLING YOUR SHARES
--------------------------------------------------------------------------------
You may sell some or all of your shares through your financial institution on any day that the Fund calculates its NAV. If the request is received by your financial institution in proper form by the close of regular trading on the NYSE, normally 4:00 p.m. EST, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

      o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

      o Your financial institution may charge you a fee for selling your shares.

      o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

      o Your financial institution will be required to provide an original Medallion Signature Guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.

MARKET TIMING POLICY
--------------------------------------------------------------------------------
Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Fund will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Fund by shareholders. The Fund will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If the Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Fund cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Fund may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Fund may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of money market funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between money market funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers in which transactions are placed. If the Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. However, some omnibus accounts submit daily aggregate purchase and redemption orders reflecting the trade orders of multiple unidentified investors. In these situations, the Fund cannot monitor trading activity by individual shareholders who may be engaged in market timing.

The Fund applies these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future.

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------
Touchstone will forward the proceeds of your sale to your financial institution within 7 days (normally within 3 business days) after receipt of a proper request. Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

      o When the NYSE is closed on days other than customary weekends and holidays
      o     When trading on the NYSE is restricted
      o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets
      o     During any other time when the SEC, by order, permits.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund's share price (also called "NAV") is determined as of the close of trading (normally 4:00 p.m. EST) every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next share price determined after your purchase or sale order is received in proper form by Touchstone or your financial institution.

The Fund's equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). The Fund may use pricing services to determine market value for investments. Some specific pricing strategies follow:

      o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.
      o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Fund may use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The Fund may also use fair value pricing if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of the Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTIONS AND TAXES

OOO SPECIAL TAX CONSIDERATION
You should consult your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund's dividends are distributed and paid annually. Distributions of any capital gains earned by the Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTIONS. The Fund will make distributions of dividends that may be taxed at the rate of 15% (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. To the extent the underlying income of the Fund consists of qualified dividend income, income distributions by the Fund may be subject to a maximum federal income tax rate of 15% for individuals and may qualify for the dividends received deduction for corporations.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain distributions paid by the Fund during the prior taxable year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund's Class I shares during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report along with the Fund's financial statements is included in the Annual Report, which is available upon request.

LARGE CAP GROWTH FUND - CLASS I
--------------------------------------------------------------------------------

                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                       PERIOD
                                                                        ENDED
                                                                      MARCH 31,
                                                                       2005(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .......................       $    18.34
                                                                     ==========

Income from investment operations:
   Net investment income .....................................             0.01
   Net realized and unrealized gains on investments ..........             1.51
                                                                     ----------
Total from investment operations .............................             1.52
                                                                     ----------

Net asset value at end of period .............................       $    19.86
                                                                     ==========

Total return(B) ..............................................             8.29%
                                                                     ==========

Net assets at end of period (000's) ..........................       $   43,279
                                                                     ==========

Ratio of net expenses to average net assets(C) ...............             1.01%

Ratio of net investment income to average net assets(C) ......             0.21%

Portfolio turnover rate(C) ...................................              127%

(A) Represents the period from commencement of operations (November 10, 2004) through March 31, 2005.

(B)   Not annualized.

(C)   Annualized.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
1.800.543.0407

A Member of Western & Southern Financial Group

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Fund's annual and semiannual reports ("financial reports") provide additional information about the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the financial reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

Touchstone Funds
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407

The SAI and financial reports are also available on the touchstone investments website at http://www.touchstoneinvestments.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651

                                                                  AUGUST 1, 2005

--------------------------------------------------------------------------------

TOUCHSTONE
INVESTMENTS

--------------------------------------------------------------------------------

                                   PROSPECTUS

--------------------------------------------------------------------------------

Touchstone Small Cap Growth Fund - Class I











      RESEARCH       o       DESIGN      o      SELECT       o    MONITOR

           The Securities and Exchange Commission has not approved the
            Fund's shares as an investment or determined whether this
                       Prospectus is accurate or complete.
              Anyone who tells you otherwise is committing a crime.

PROSPECTUS                                                        AUGUST 1, 2005

TOUCHSTONE INVESTMENTS

Touchstone Small Cap Growth Fund - Class I

The Fund is a series of Touchstone Strategic Trust (the "Trust"), a group of equity mutual funds. The Trust is part of the Touchstone Funds that also includes Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds and Touchstone Variable Series Trust, a group of variable series funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.

The Fund is managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors has selected Longwood Investment Advisors, Inc. and Bjurman, Barry & Associates (each a "Sub-Advisor," collectively the "Sub-Advisors") to manage on a daily basis the investments held by the Fund.

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Small Cap Growth Fund
--------------------------------------------------------------------------------
Investment Strategies and Risks
--------------------------------------------------------------------------------
The Fund's Management
--------------------------------------------------------------------------------
Investing with Touchstone
--------------------------------------------------------------------------------
Distributions and Taxes
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The Small Cap Growth Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in common stock of small cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A small cap company has a market capitalization of less than $1.5 billion. The Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000 Index.

The Fund is sub-advised by two separate management teams, a small cap team and a micro cap team. The Sub-Advisors employ a growth-oriented approach to equity investment management and seek to invest in high quality, reasonably priced companies believed to have above average earnings growth prospects. The Fund's investments may include securities in the technology sector.

The small cap management team will sell a security when it reaches its growth rate calculated on a price-to-earnings basis. The micro cap management team will continually evaluate for sale securities of companies it believes are overvalued, have lost earnings momentum, or are in industries no longer expected to perform well. Any position that has declined 15-20% from its cost or recent high will be evaluated as a potential sale candidate by both management teams.

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down
      o If the Sub-Advisors' investment approach does not accurately identify attractive investments
      o If the companies that the Fund invests in do not grow as rapidly or increase in value as expected
      o Because securities of small cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large cap companies
      o     Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
      o     Because growth oriented funds may underperform when value investing is in favor

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below give some indication of the risks of investing in Class A shares of the Fund by showing the Fund's Class A performance from year to year. Since Class I shares have not operated for a full calendar year, the performance shown is for Class A shares, which are not offered in this Prospectus. The bar chart does not reflect any sales charges on Class A shares, which would reduce their return. Class I shares would have annual returns similar to those of Class A shares because both classes invest in the same portfolio of securities. The annual returns would differ only to the extent that the two classes do not have the same expenses. Class A shares are subject to 12b-1 distribution fees and a front-end sales charge, while Class I shares are not subject to any distribution fees or sales charge.

SMALL CAP GROWTH FUND - CLASS A TOTAL RETURNS

2003        55.33%
2004         6.88%

Best Quarter: 2nd Quarter 2003              +27.30%
Worst Quarter: 3rd Quarter 2004             - 5.98%

The year-to-date return of the Fund's Class A shares as of June 30, 2005 is -2.12%.

The table compares the Fund's Class A average annual total returns to those of the Russell 2000 Growth Index. The table shows the effect of the Class A sales charge. The returns for other classes of shares offered by the Fund, including Class I shares, will differ from the Class A returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                                           Since
                                                                      1 Year          Class Started(1)
======================================================================================================
SMALL CAP GROWTH FUND CLASS A
Return Before Taxes                                                     0.75%                23.58%
Return After Taxes on Distributions(2)                                  0.05%                22.75%
Return After Taxes on Distributions and Sale of Fund Shares             0.68%                19.94%
Russell 2000 Growth Index(3)                                           14.31%                30.28%
------------------------------------------------------------------------------------------------------

(1)   Class A shares began operations on October 21, 2002.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
(3) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.) The Indexes reflect no deductions for fees, expenses or taxes.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). There are no shareholder transaction fees.

                                          ANNUAL FUND OPERATING EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                           1.25%
--------------------------------------------------------------------------------
Other Expenses                                            0.54%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      1.79%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                0.24%
--------------------------------------------------------------------------------
Net Expenses                                              1.55%
--------------------------------------------------------------------------------

(1) Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.55% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2006.

EXAMPLE. The following example should help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 Year            $  158
3 Years           $  540
5 Years           $  947
10 Years          $2,086
--------------------------------------------------------------------------------

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Sponsor Agreement with Touchstone Advisors for periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------
The Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when a Sub-Advisor is unable to identify attractive investment opportunities. The Fund's temporary investments may include money market instruments, repurchase agreements, U.S. Government securities and commercial paper. During these times, the Fund may not achieve its investment goal.

DOES THE FUND ENGAGE IN ACTIVE TRADING OF SECURITIES?
--------------------------------------------------------------------------------
The Fund may engage in active trading to achieve its investment goal. This may cause the Fund to realize higher capital gains, which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower the Fund's performance.

CAN THE FUND CHANGE ITS INVESTMENT GOAL WITHOUT SHAREHOLDER APPROVAL?
--------------------------------------------------------------------------------
The Fund may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any change takes effect.

DOES THE FUND HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO ITS PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------
The Fund may also invest in:

      o     Initial public offerings
      o     Securities of emerging growth companies
      o     Securities of foreign companies
      o American depository receipts ("ADRs"), American depository shares ("ADSs") and other depository receipts
      o     Securities of companies in emerging market countries
      o     Cash equivalents

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------
FOREIGN COMPANIES are companies that meet all of the following criteria:

      o     They are organized under the laws of a foreign country
      o     They maintain their principal place of business in a foreign country
      o The principal trading market for their securities is located in a foreign country
      o They derive at least 50% of their revenues or profits from operations in foreign countries
      o     They have at least 50% of their assets located in foreign countries

ADRS, ADSS AND OTHER DEPOSITORY RECEIPTS. ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.

EMERGING GROWTH COMPANIES include:

      o Companies that the Sub-Advisor believes may have earnings that grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates

      o Companies that the Sub-Advisor believes have unrecognized asset values, undervalued growth or emerging growth
      o     Companies undergoing a turnaround

EMERGING MARKET COUNTRIES are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When the Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet one or more of the following criteria:

      o     It is organized under the laws of an emerging market country
      o It maintains its principal place of business in an emerging market country
      o The principal trading market for its securities is located in an emerging market country
      o It derives at least 50% of its revenues or profits from operations within emerging market countries
      o It has at least 50% of its assets located in emerging market countries

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
--------------------------------------------------------------------------------
MARKET RISK. Investments in common stocks are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into three broad market categories - large cap, mid cap and small cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of small cap companies appear to be greatly out of proportion to the valuations of larger cap companies, investors may migrate to the stocks of larger cap companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in smaller valued companies. The price of stocks tends to go up and down more than the price of bonds.

      o SMALL CAP COMPANIES. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

      o TECHNOLOGY SECURITIES. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the marketplace.

INVESTMENT STYLE RISK. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUND?
--------------------------------------------------------------------------------
EMERGING GROWTH COMPANIES. Investment in emerging growth companies is subject to enhanced risks because these companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. These securities can be difficult to sell and are usually more volatile than securities of larger, more established companies.

INITIAL PUBLIC OFFERINGS ("IPOS"). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price). When the Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of investments in IPOs on the Fund's performance probably will decline, which could reduce performance.

FOREIGN RISK. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

      o EMERGING MARKET COUNTRIES. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

WHERE CAN I FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS DISCLOSURE POLICIES?
--------------------------------------------------------------------------------
A description of the Fund's policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

THE FUND'S MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS")
221 East Fourth Street, Suite 300, Cincinnati, OH 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2004, Touchstone Advisors had approximately $3.0 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's Sub-Advisors, subject to approval by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Sub-Advisors, including:

      o     Level of knowledge and skill
      o     Performance as compared to its peers or benchmark
      o     Consistency of performance over 5 years or more
      o     Level of compliance with investment rules and strategies
      o     Employees, facilities and financial strength
      o     Quality of service

Touchstone Advisors will also continually monitor the performance of the Sub-Advisors through various analyses and through in-person, telephone and written consultations with the Sub-Advisors. Touchstone Advisors discusses its expectations for performance with the Sub-Advisors. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not a Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of the Fund will be notified of any changes in its Sub-Advisor(s).

Touchstone Advisors is also responsible for running all of the operations of the Fund, except those that are subcontracted to the Sub-Advisors, custodian, transfer, accounting and administrative agent or other parties. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays each Sub-Advisor a fee for its services. The fee paid to Touchstone Advisors by the Fund during its most recent fiscal year was 1.25% of its average daily net assets.

SUB-ADVISORS
--------------------------------------------------------------------------------
Touchstone Advisors has selected Longwood Investment Advisors, Inc. and Bjurman, Barry & Associates (each a "Sub-Advisor," collectively, the "Sub-Advisors") to manage the Fund's investments. The Sub-Advisors make the daily decisions regarding buying and selling specific securities for the Fund, according to the Fund's investment goals and strategies. Touchstone Advisors allocates how much of the Fund's assets are managed by each Sub-Advisor.

Longwood Investment Advisors, Inc. manages approximately 70% of the Fund's assets consisting of small cap stocks and Bjurman, Barry & Associates manages approximately 30% of the Fund's assets consisting of micro cap stocks. These allocations may be larger or smaller at various times.

LONGWOOD INVESTMENT ADVISORS, INC.
1275 Drummers Lane, Wayne, PA  19087

Longwood Investment Advisors, Inc. has been a registered investment advisor since 1995 and has managed the portion of the Fund's assets allocated to Longwood since the Fund's inception. Robert Davidson, Chief Investment Officer, founded Longwood Investment Advisors, Inc. in 1993 and has managed the Fund since its inception.

BJURMAN, BARRY & ASSOCIATES
10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067

Bjurman, Barry & Associates has been a registered investment advisor since 1970 and has managed the portion of the Fund's assets allocated to Bjurman since the Fund's inception. O. Thomas Barry III, CFA, CIC and Stephen W. Shipman, CFA, have joint and primary responsibility for managing the Fund and have managed the Fund since its inception. Mr. Barry is the Chief Investment Officer and Senior Executive Vice President of Bjurman and has worked at Bjurman since 1978. Mr. Shipman is the Director of Research and Executive Vice President and has worked at Bjurman since 1993.

The fee paid by Touchstone Advisors to each Sub-Advisor during the Fund's most recent fiscal year is shown in the table below:

================================================================================

Longwood           0.85% of the average daily net assets allocated to Longwood
Bjurman            0.90% of the average daily net assets allocated to Bjurman

================================================================================

The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in the Fund. A discussion of the basis for the Board of Trustees' approval of the Fund's advisory and sub-advisory agreements is in the Trust's March 31, 2005 Annual Report.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers four classes of shares: Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are offered in a separate prospectus. For more information about these shares, telephone Touchstone Securities, Inc. ("Touchstone") (Nationwide call toll-free 1.800.543.0407) or your financial adviser.

DEALER COMPENSATION. Touchstone, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined as of 4:00 p.m. eastern standard time ("EST") on the day that your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

      o You may invest in Class I shares by establishing an account through financial institutions that have appropriate selling agreements with Touchstone.

      o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

      o The minimum amount for initial investments in Class I shares of the Fund is $10,000. There is no minimum amount for additional investments.

      o Your financial institution will act as the shareholder of record of your Class I shares.

      o Touchstone reserves the right to restrict or reject any purchase request that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

      o Purchase orders received by financial institutions by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. EST, are processed at that day's net asset value ("NAV"). Purchase orders received by financial institutions after the close of the regular session of trading on the NYSE are processed at the NAV next determined on the following business day. It is the responsibility of the financial institution to transmit orders that will be received by Touchstone in proper form and in a timely manner.

      o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

      o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

      o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

      o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

      o For more information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial institution.

PURCHASES WITH SECURITIES. Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the Fund's investment goal and is otherwise acceptable to Touchstone Advisors.

AUTOMATIC REINVESTMENT
--------------------------------------------------------------------------------
Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise. You may also choose to have your dividends or capital gains paid to you in cash.

SELLING YOUR SHARES
--------------------------------------------------------------------------------
You may sell some or all of your shares through your financial institution on any day that the Fund calculates its NAV. If the request is received by your financial institution in proper form by the close of regular trading on the NYSE, normally 4:00 p.m. EST, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

      o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

      o Your financial institution may charge you a fee for selling your shares.

      o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

      o Your financial institution will be required to provide an original Medallion Signature Guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.

MARKET TIMING POLICY
--------------------------------------------------------------------------------
Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. In addition, there are specific risks that apply to investments in small cap securities that may impact the Fund. These include the risk that a small cap security may be so thinly traded that its price is stale, causing a fund that holds a large position of that security to be a target for market timers. The Fund will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Fund by shareholders. The Fund will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If the Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Fund cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Fund may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Fund may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of money market funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between money market funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers in which transactions are placed. If the Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. However, some omnibus accounts submit daily aggregate purchase and redemption orders reflecting the trade orders of multiple unidentified investors. In these situations, the Fund cannot monitor trading activity by individual shareholders who may be engaged in market timing.

The Fund applies these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future.

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------
Touchstone will forward the proceeds of your sale to your financial institution within 7 days (normally within 3 business days) after receipt of a proper request. Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

      o When the NYSE is closed on days other than customary weekends and holidays
      o     When trading on the NYSE is restricted
      o When an emergency situation causes a Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets
      o     During any other time when the SEC, by order, permits.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund's share price (also called "NAV") is determined as of the close of trading (normally 4:00 p.m. EST) every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next share price determined after your purchase or sale order is received in proper form by Touchstone or your financial institution.

The Fund's equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). The Fund may use pricing services to determine market value for investments. Some specific pricing strategies follow:

      o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.
      o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Fund, any foreign securities held by the Fund will be priced as follows:

      o All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.

      o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.
      o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when the Fund does not price its shares, the Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Fund may use fair value pricing if a security, such as a small cap or micro cap security, is so thinly traded that reliable market quotations are unavailable. The Fund may also use fair value pricing if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of the Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTIONS AND TAXES

OOO SPECIAL TAX CONSIDERATION
You should consult your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund's dividends are distributed and paid annually. Distributions of any capital gains earned by the Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTIONS. The Fund will make distributions of dividends that may be taxed at the rate of 15% (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. To the extent the underlying income of the Fund consists of qualified dividend income, income distributions by the Fund may be subject to a maximum federal income tax rate of 15% for individuals and may qualify for the dividends received deduction for corporations.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund's Class I shares during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the Annual Report, which is available upon request.

SMALL CAP GROWTH FUND - CLASS I
--------------------------------------------------------------------------------
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                      ENDED
                                                                     MARCH 31,
                                                                      2005(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period .......................      $    15.37
                                                                    ==========

Income (loss) from investment operations:
   Net investment loss .......................................           (0.05)
   Net realized and unrealized gains on investments ..........            0.40
                                                                    ----------
Total from investment operations .............................            0.35
                                                                    ----------

Distributions from net realized gains ........................           (0.41)
                                                                    ----------

Net asset value at end of period .............................      $    15.31
                                                                    ==========

Total return(B) ..............................................            2.29%
                                                                    ==========

Net assets at end of period (000's) ..........................      $   82,846
                                                                    ==========

Ratio of net expenses to average net assets (C) ..............            1.55%

Ratio of net investment loss to average net assets (C) .......           (0.95%)

Portfolio turnover (C) .......................................             114%

(A) Represents the period from commencement of operations (May 5, 2004) through March 31, 2005.

(B)   Not annualized.

(C)   Annualized.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
1.800.543.0407

A Member of Western & Southern Financial Group

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Fund's annual and semiannual reports ("financial reports") provide additional information about the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the financial reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

Touchstone Funds
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407

The SAI and financial reports are also available on the touchstone investments website at http://www.touchstoneinvestments.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651

                                                                  AUGUST 1, 2005
-------------------------------------------------------------------------------

TOUCHSTONE
INVESTMENTS

--------------------------------------------------------------------------------

                                   PROSPECTUS

--------------------------------------------------------------------------------

Touchstone Micro Cap Growth Fund - Class I












      RESEARCH     o     DESIGN     o     SELECT     o     MONITOR

           The Securities and Exchange Commission has not approved the
            Fund's shares as an investment or determined whether this
                       Prospectus is accurate or complete.
              Anyone who tells you otherwise is committing a crime.

PROSPECTUS                                                        AUGUST 1, 2005

TOUCHSTONE INVESTMENTS

Touchstone Micro Cap Growth Fund - Class I

The Fund is a series of Touchstone Strategic Trust (the "Trust"), a group of equity mutual funds. The Trust is part of the Touchstone Funds that also includes Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds and Touchstone Variable Series Trust, a group of variable series funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.

The Fund is managed by Touchstone Advisors, Inc. ("Touchstone Advisors"). Touchstone Advisors has selected Bjurman, Barry & Associates (the "Sub-Advisor" or "Bjurman") to manage on a daily basis the investments held by the Fund.

TABLE OF CONTENTS
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
Micro Cap Growth Fund
--------------------------------------------------------------------------------
Investment Strategies and Risks
--------------------------------------------------------------------------------
The Fund's Management
--------------------------------------------------------------------------------
Investing with Touchstone
--------------------------------------------------------------------------------
Distributions and Taxes
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

MICRO CAP GROWTH FUND

THE FUND'S INVESTMENT GOAL
--------------------------------------------------------------------------------
The Micro Cap Growth Fund seeks long-term growth of capital.

ITS PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in common stock of U.S. companies whose total market capitalization at the time of investment is generally between $30 million and $300 million, referred to as micro cap companies, and which, in the opinion of the Sub-Advisor, have superior earnings growth characteristics. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The Fund's investments may include securities in the technology sector.

The Sub-Advisor's unique equity selection process seeks to identify fast growing companies that are undervalued. The Sub-Advisor screens the universe of companies, using five quantitative factors:

      1)    earnings growth
      2) earnings strength - those companies that are expected to have the greatest increase in next year's earnings
      3)    earnings revision
      4)    price/earnings to growth ratio and
      5)    cash flow to price

The Sub-Advisor then focuses on what it believes are the most promising industries and seeks to identify profitable companies with capable management teams, above average reinvestment rates, strong industry positions and productive research and development efforts.

Stocks are ranked according to the above criteria to identify approximately 100 to 190 micro cap companies that the Sub-Advisor believes offer the best growth prospects and are selling at attractive prices. The highest ranking stocks in the most promising industries are then subjected to additional fundamental and technical research. Generally, the Sub-Advisor attempts to identify profitable micro cap companies with capable management teams, above average reinvestment rates, strong industry positions and productive research and development efforts. To ensure a well diversified portfolio, commitments to any one issue or industry are generally limited to 5% and 15%, respectively, of the Fund's total assets. The Sub-Advisor reviews investment alternatives and implements portfolio changes as attractive investment opportunities become available. The closing prices of portfolio issues are reviewed daily. Any position that has declined 15% from its cost or from its recent high is re-examined as a potential sale candidate. Additionally, securities of companies which in the Sub-Advisor's opinion are overvalued or have lost earnings momentum, or are in industries no longer expected to perform well, are continually evaluated for sale.

THE KEY RISKS
--------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

      o     If the stock market as a whole goes down
      o If the Sub-Advisor's selection process does not accurately identify attractive investments

      o If the market continually values the stocks in the Fund's portfolio lower than the Sub-Advisor believes they should be valued
      o If the companies that the Fund invests in do not grow as rapidly or increase in value as expected
      o Because securities of micro cap companies may be more thinly traded and may have more frequent and larger price changes than securities of larger companies
      o     Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
      o     Because growth oriented funds may underperform when value investing is in favor

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and strategies under the "Investment Strategies and Risks" section of this Prospectus.

PERFORMANCE NOTE
--------------------------------------------------------------------------------
The Fund's performance information is only shown when the Fund has had a full calendar year of operations. Since the Fund began operations in June 2004, there is no performance information included in this Prospectus.

THE FUND'S FEES AND EXPENSES
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). There are no shareholder transaction fees.

                                            ANNUAL FUND OPERATING EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
================================================================================
Management Fees                                                      1.25%
--------------------------------------------------------------------------------
Other Expenses                                                       1.45%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 2.70%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                           1.15%
--------------------------------------------------------------------------------
Net Expenses                                                         1.55%
--------------------------------------------------------------------------------

(1) Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.55% (the "Sponsor Agreement"). The Sponsor Agreement will remain in place until at least March 31, 2006.

EXAMPLE. The following example should help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 Year        $  158
3 Years       $  729
5 Years       $1,327
10 Years      $2,947
--------------------------------------------------------------------------------

The example for the 3, 5 and 10 year periods is calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Sponsor Agreement with Touchstone Advisors for periods after year 1.

INVESTMENT STRATEGIES AND RISKS

CAN THE FUND DEPART FROM ITS NORMAL STRATEGIES?
--------------------------------------------------------------------------------
The Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions, including conditions when the Sub-Advisor is unable to identify attractive investment opportunities. The Fund's temporary investments may include money market instruments, repurchase agreements, U.S. Government securities and commercial paper. During these times, the Fund may not achieve its investment goal.

DOES THE FUND ENGAGE IN ACTIVE TRADING OF SECURITIES?
--------------------------------------------------------------------------------
The Fund may engage in active trading to achieve its investment goal. This may cause the Fund to realize higher capital gains, which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower the Fund's performance.

CAN THE FUND CHANGE ITS INVESTMENT GOAL WITHOUT SHAREHOLDER APPROVAL?
--------------------------------------------------------------------------------
The Fund may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any change takes effect.

DOES THE FUND HAVE OTHER INVESTMENT STRATEGIES, IN ADDITION TO ITS PRINCIPAL INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------
The Fund may also invest in:

      o     Initial public offerings
      o     Securities of emerging growth companies
      o     Securities of foreign companies
      o American depository receipts ("ADRs"), American depository shares ("ADSs") and other depository receipts
      o     Securities of companies in emerging market countries
      o     Cash equivalents

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------
FOREIGN COMPANIES are companies that meet all of the following criteria:

      o     They are organized under the laws of a foreign country
      o     They maintain their principal place of business in a foreign country
      o The principal trading market for their securities is located in a foreign country
      o They derive at least 50% of their revenues or profits from operations in foreign countries
      o     They have at least 50% of their assets located in foreign countries

ADRS, ADSS AND OTHER DEPOSITORY RECEIPTS. ADRs and ADSs are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.

UNDERVALUED STOCKS. A stock is considered undervalued if the Sub-Advisor believes it should be trading at a higher price than it is at the time of purchase. Factors considered may include:

      o     Price relative to earnings
      o     Price relative to cash flow
      o     Price relative to financial strength

EMERGING GROWTH COMPANIES include:

      o Companies that the Sub-Advisor believes may have earnings that grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates
      o Companies that the Sub-Advisor believes have unrecognized asset values, undervalued growth or emerging growth
      o     Companies undergoing a turnaround

EMERGING MARKET COUNTRIES are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When the Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meet one or more of the following criteria:

      o     It is organized under the laws of an emerging market country.
      o It maintains its principal place of business in an emerging market country.
      o The principal trading market for its securities is located in an emerging market country.
      o It derives at least 50% of its revenues or profits from operations within emerging market countries.
      o It has at least 50% of its assets located in emerging market countries.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
--------------------------------------------------------------------------------
MARKET RISK. Investments in common stocks are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into four broad market categories - large cap, mid cap, small cap and micro cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of micro cap companies appear to be greatly out of proportion to the valuations of larger cap companies, investors may migrate to the stocks of larger cap companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in smaller valued companies. The price of stocks tends to go up and down more than the price of bonds.

      o MICRO CAP COMPANIES. Micro cap companies may not be well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. Micro cap companies may have greater risk and volatility than large companies and may lack the management depth of larger, mature issuers. Micro cap companies may have relatively small revenues and limited product lines, markets, or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. In addition, micro cap companies may be developing or marketing new products or services for which markets are not yet established and may never become established. As a result, the prices of their securities may fluctuate more than those of larger issuers.

      o TECHNOLOGY SECURITIES. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products and services may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the marketplace.

INVESTMENT STYLE RISK. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUND?
--------------------------------------------------------------------------------
FOREIGN RISK. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

      o EMERGING MARKET COUNTRIES. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

EMERGING GROWTH COMPANIES. Investment in emerging growth companies is subject to enhanced risks because these companies generally have limited product lines, markets or financial resources and often exhibit a lack of management depth. These securities can be difficult to sell and are usually more volatile than securities of larger, more established companies.

INITIAL PUBLIC OFFERINGS ("IPOS"). IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price). When the Fund's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's assets grow, the effect of investments in IPOs on the Fund's performance probably will decline, which could reduce performance.

WHERE CAN I FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS DISCLOSURE POLICIES?
--------------------------------------------------------------------------------
A description of the Fund's policies and procedures for disclosing portfolio securities to any person is available in the Statement of Additional Information ("SAI").

THE FUND'S MANAGEMENT

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS")
221 East Fourth Street, Cincinnati, Ohio 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of December 31, 2004, Touchstone Advisors had approximately $3.0 billion in assets under management.

Touchstone Advisors is responsible for selecting the Fund's Sub-Advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a Sub-Advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Sub-Advisor, including:

      o     Level of knowledge and skill
      o     Performance as compared to its peers or benchmark
      o     Consistency of performance over 5 years or more
      o     Level of compliance with investment rules and strategies
      o     Employees, facilities and financial strength
      o     Quality of service

Touchstone Advisors will also continually monitor the performance of the Sub-Advisor through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with the Sub-Advisor. Touchstone Advisors provides evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of the Fund will be notified of any changes in its Sub-Advisor.

Touchstone Advisors is also responsible for running all of the Fund's operations, except those that are subcontracted to the Sub-Advisor, custodian, transfer, accounting and administrative agent or other parties. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Sub-Advisor a fee for its services. The Fund pays Touchstone Advisors an annual advisory fee of 1.25% of its average daily net assets.

SUB-ADVISOR
--------------------------------------------------------------------------------
BJURMAN, BARRY & ASSOCIATES (THE "SUB-ADVISOR" OR "BJURMAN")
10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067

Touchstone Advisors has selected Bjurman to manage the Fund's investments. Bjurman makes the daily decisions regarding buying and selling specific securities for the Fund according to the Fund's investment goals and strategies.

Bjurman has been registered as an investment advisor since 1970. O. Thomas Barry III, CFA, CIC and Stephen W. Shipman, CFA, have joint and primary responsibility for managing the Fund. Mr. Barry is the Chief Investment Officer and Senior Executive Vice President of Bjurman and has worked at Bjurman since 1978. Mr. Shipman is the Director of Research and Executive Vice President and has worked at Bjurman since 1993. Bjurman and its portfolio managers have managed the Fund since its inception.

Touchstone Advisors pays Bjurman an annual sub-advisory fee of 0.85% of the Fund's average daily net assets.

The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in the Fund. A discussion of the basis for the Board of Trustees' approval of the Fund's advisory and sub-advisory agreements is in the Trust's March 31, 2005 Annual Report.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers three classes of shares: Class A, Class C and Class I shares. Class A and Class C shares are offered in a separate prospectus. For more information about these shares, telephone Touchstone Securities, Inc. ("Touchstone") (Nationwide call toll-free 1.800.543.0407) or your financial adviser.

DEALER COMPENSATION. Touchstone, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

OPENING AN ACCOUNT
--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined as of 4:00 p.m. eastern standard time ("EST") on the day that your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

      o You may invest in Class I shares by establishing an account through financial institutions that have appropriate selling agreements with Touchstone.

      o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

      o The minimum amount for initial investments in Class I shares of the Fund is $10,000. There is no minimum amount for additional investments.

      o Your financial institution will act as the shareholder of record of your Class I shares.

      o Touchstone reserves the right to restrict or reject any purchase request that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.)

      o Purchase orders received by financial institutions by the close of the regular session of trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. EST, are processed at that day's net asset value ("NAV"). Purchase orders received by financial institutions after the close of the regular session of trading on the NYSE are processed at the NAV next determined on the following business day. It is the responsibility of the financial institution to transmit orders that will be received by Touchstone in proper form and in a timely manner.

      o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

      o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

      o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

      o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

      o For more information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial institution.

PURCHASES WITH SECURITIES. Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the Fund's investment goal and is otherwise acceptable to Touchstone Advisors.

AUTOMATIC REINVESTMENT
--------------------------------------------------------------------------------
Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise. You may also choose to have your dividends or capital gains paid to you in cash.

SELLING YOUR SHARES
--------------------------------------------------------------------------------
You may sell some or all of your shares through your financial institution on any day that the Fund calculates its NAV. If the request is received by your financial institution in proper form by the close of regular trading on the NYSE, normally 4:00 p.m. EST, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

      o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

      o Your financial institution may charge you a fee for selling your shares.

      o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

      o Your financial institution will be required to provide an original Medallion Signature Guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.

MARKET TIMING POLICY
--------------------------------------------------------------------------------
Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. In addition, there are specific risks that apply to investments in micro cap securities that may impact the Fund. These include the risk that a micro cap security may be so thinly traded that its price is stale, causing a fund that holds a large position of that security to be a target for market timers. The Fund will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Fund by shareholders. The Fund will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If the Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Fund cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Fund may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Fund may also restrict or refuse to process purchases by the shareholder. These policies and procedures generally do not apply to purchases and redemptions of money market funds (except in the case of an exchange request into a Touchstone non-money market fund), exchanges between money market funds and systematic purchases and redemptions.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers in which transactions are placed. If the Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. However, some omnibus accounts submit daily aggregate purchase and redemption orders reflecting the trade orders of multiple unidentified investors. In these situations, the Fund cannot monitor trading activity by individual shareholders who may be engaged in market timing.

The Fund applies these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. The Fund has no arrangements to permit any investor to trade frequently in shares of the Fund, nor will it enter into any such arrangements in the future.

RECEIVING SALE PROCEEDS
--------------------------------------------------------------------------------
Touchstone will forward the proceeds of your sale to your financial institution within 7 days (normally within 3 business days) after receipt of a proper request. Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

      o When the NYSE is closed on days other than customary weekends and holidays
      o     When trading on the NYSE is restricted
      o When an emergency situation causes the Sub-Advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets
      o     During any other time when the SEC, by order, permits.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

PRICING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund's share price (also called "NAV") is determined as of the close of trading (normally 4:00 p.m. EST) every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next share price determined after your purchase or sale order is received in proper form by Touchstone or your financial institution.

The Fund's equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). The Fund may use pricing services to determine market value for investments. Some specific pricing strategies follow:

      o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.
      o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Although investing in foreign securities is not a principal investment strategy of the Fund, any foreign securities held by the Fund will be priced as follows:

      o All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.
      o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

      o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when the Fund does not price its shares, the Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Fund may use fair value pricing if a security, such as a micro cap security, is so thinly traded that reliable market quotations are unavailable. The Fund may also use fair value pricing if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of the Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTIONS AND TAXES

OOO SPECIAL TAX CONSIDERATION
You should consult your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund intends to declare and pay dividends annually. Distributions of any capital gains earned by the Fund will be made at least annually.

TAX INFORMATION
--------------------------------------------------------------------------------
DISTRIBUTIONS. The Fund will make distributions of dividends that may be taxed at the rate of 15% (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. To the extent the underlying income of the Fund consists of qualified dividend income, income distributions by the Fund may be subject to a maximum federal income tax rate of 15% for individuals and may qualify for the dividends received deduction for corporations.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund's Class I shares during its operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements is included in the Annual Report, which is available upon request.

MICRO CAP GROWTH FUND - CLASS I
--------------------------------------------------------------------------------
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                                     PERIOD
                                                                     ENDED
                                                                    MARCH 31,
                                                                     2005(A)
-------------------------------------------------------------------------------
Net asset value at beginning of period .......................     $     9.89
                                                                   ==========

Income (loss) from investment operations:
   Net investment loss ..................                               (0.13)
   Net realized and unrealized gains on investments ..........           1.40
                                                                   ----------
Total from investment operations .............................           1.27
                                                                   ----------

Net asset value at end of period .............................     $    11.16
                                                                   ==========

Total return(B) ..............................................          12.84%
                                                                   ==========

Net assets at end of period (000's) ..........................     $       --(C)
                                                                   ==========

Ratio of net expenses to average net assets(D) ...............           1.55%

Ratio of net investment loss to average net assets(D) ........          (2.34%)

Portfolio turnover rate(D) ...................................            101%

(A) Represents the period from commencement of operations (October 4, 2004) through March 31, 2005.

(B)   Not annualized.

(C)   Amount rounds to less than $1,000.

(D)   Annualized.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
1.800.638.8194
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
1.800.543.0407

A Member of Western & Southern Financial Group

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Fund's annual and semiannual reports ("financial reports") provide additional information about the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the financial reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

Touchstone Funds
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407

The SAI and financial reports are also available on the touchstone investments website at http://www.touchstoneinvestments.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651

                           TOUCHSTONE STRATEGIC TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 2005


                              Emerging Growth Fund
                                 Value Plus Fund
                           Large Cap Core Equity Fund
                              Large Cap Growth Fund
                            Growth Opportunities Fund
                              Small Cap Growth Fund
                              Micro Cap Growth Fund


This Statement of Additional Information ("SAI") is not a prospectus. It should be read together with the Funds' Prospectuses dated August 1, 2005. The Funds' financial statements are contained in the Trust's Annual Report, which is incorporated by reference into this SAI. You may receive a copy of a Fund's Prospectus or the Trust's most recent Annual or Semiannual Report by writing the Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354, by calling the Trust nationwide toll-free 800-543-0407, in Cincinnati 362-4921, or by visiting our website at touchstoneinvestments.com.

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                           TOUCHSTONE STRATEGIC TRUST
                        221 EAST FOURTH STREET, SUITE 300
                           CINCINNATI, OHIO 45202-4133

                                TABLE OF CONTENTS
                                                                            PAGE

THE TRUST......................................................................3
DEFINITIONS, POLICIES AND RISK CONSIDERATIONS..................................4
INVESTMENT LIMITATIONS........................................................26
TRUSTEES AND OFFICERS.........................................................31
THE INVESTMENT ADVISOR AND SUB-ADVISORS.......................................35
PORTFOLIO MANAGERS............................................................40
PROXY VOTING PROCEDURES.......................................................49
THE DISTRIBUTOR...............................................................55
DISTRIBUTION PLANS............................................................57
SECURITIES TRANSACTIONS.......................................................59
CODE OF ETHICS................................................................62
PORTFOLIO TURNOVER............................................................62
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................62
CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE..........................63
CHOOSING A SHARE CLASS........................................................63
OTHER PURCHASE AND REDEMPTION INFORMATION.....................................68
TAXES.........................................................................69
HISTORICAL PERFORMANCE INFORMATION............................................72
PRINCIPAL SECURITY HOLDERS....................................................85
CUSTODIAN.....................................................................88
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................89
TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT.................................89
FINANCIAL STATEMENTS..........................................................90
APPENDIX......................................................................91

THE TRUST
---------

Touchstone Strategic Trust (the "Trust") an open-end, diversified management investment company, was organized as a Massachusetts business trust on November 18, 1982. The Trust currently offers seven series of shares to investors: the Large Cap Growth Fund (formerly the Equity Fund), the Growth Opportunities Fund (formerly the Growth/Value Fund), the Emerging Growth Fund, the Value Plus Fund, the Large Cap Core Equity Fund (formerly the Enhanced 30 Fund), the Small Cap Growth Fund and the Micro Cap Growth Fund (referred to individually as a "Fund" and collectively as the "Funds"). Each Fund has its own investment goal and policies.

Touchstone Advisors, Inc. (the "Advisor") is the investment advisor for each Fund. The Advisor has selected a sub-advisor(s) (individually, a "Sub-Advisor," collectively, the "Sub-Advisors") to manage, on a daily basis, the assets of each Fund.

Pursuant to an Agreement and Plan of Reorganization, on May 1, 2000, each of the Emerging Growth Fund and the Value Plus Fund succeeded to the assets and liabilities of another mutual fund with the same name that was a series of Touchstone Series Trust. The investment goals, strategies, policies and restrictions of each Fund and its predecessor fund are substantially identical. The performance information in this SAI for the Emerging Growth Fund and the Value Plus Fund for periods ended prior to May 1, 2000 are for the predecessor funds.

Pursuant to an Agreement and Plan of Reorganization dated June 30, 2003, the Large Cap Growth Fund series of the Trust was reorganized by acquiring the Navellier Millennium Large Cap Growth Portfolio and the Navellier Performance Large Cap Growth Portfolio. The investment goal and fundamental restrictions of the Touchstone Large Cap Growth Fund did not change, but certain investment strategies changed as a result of the reorganization. The financial data and performance in this SAI with respect to the Large Cap Growth Fund are carried forward from the Navellier Performance Large Cap Growth Portfolio.

Shares of each Fund have equal voting rights and liquidation rights. Each Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trust. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interest in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Class A shares, Class B shares, Class C and Class I shares of a Fund represent an interest in the same assets of such Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different (or no) distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (v) certain classes offer different features and services to shareholders. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

Each Fund has its own investment goals, strategies and related risks. There can be no assurance that a Fund's investment goals will be met. The investment goals and practices of each Fund (except the Growth Opportunities Fund) are nonfundamental policies that may be changed by the Board of Trustees without shareholder approval, except in those instances where shareholder approval is expressly required. If there is a change in a Fund's investment goal, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. The investment restrictions of the Funds are fundamental and can only be changed by vote of a majority of the outstanding shares of the applicable Fund.

A more detailed discussion of some of the terms used and investment policies described in the Prospectuses (see "Investment Strategies and Risks") appears below:

FIXED-INCOME AND OTHER DEBT SECURITIES

Fixed-income and other debt instrument securities include all bonds, high yield or "junk" bonds, municipal bonds, debentures, U.S. Government securities, mortgage-related securities including government stripped mortgage-related securities, zero coupon securities and custodial receipts. The market value of fixed-income obligations of the Funds will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Funds. The market value of the obligations held by a Fund can be expected to vary inversely to changes in prevailing interest rates. As a result, shareholders should anticipate that the market value of the obligations held by the Fund generally would increase when prevailing interest rates are declining and generally will decrease when prevailing interest rates are rising. Shareholders also should recognize that, in periods of declining interest rates, a Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which a Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

Ratings made available by Standard & Poor's Rating Service ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Ratings are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, a Fund Sub-Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long-term ability of the issuers to pay principal and interest and general economic trends.

Fixed-income securities may be purchased on a when-issued or delayed-delivery basis. See "When-Issued and Delayed-Delivery Securities" below.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a description of commercial paper ratings, see the Appendix.

MEDIUM AND LOWER RATED AND UNRATED SECURITIES. Securities rated in the fourth highest category by a rating organization although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower rated debt securities, the Fund Sub-Advisor's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Board of Trustees of the Trust has instructed the Fund Sub-Advisor, in evaluating the creditworthiness of an issue, whether rated or unrated, to take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their respective portfolios and calculating their respective net asset values. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Funds to purchase and may also have the effect of limiting the ability of a Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay interest currently.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Fund Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the securities. While the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980's brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructuring. Past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated debt securities that defaulted rose significantly above prior levels.

The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

In considering investments for a Fund, the Fund Sub-Advisor will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Fund Sub-Advisor's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days will be subject to the SEC's restrictions that limit investments in illiquid securities to no more than 15% of the value of a Fund's net assets.

The Growth Opportunities Fund may also invest in certificates of deposit, bankers' acceptances and time deposits issued by foreign branches of national banks. Eurodollar certificates of deposit are negotiable U.S. dollar denominated certificates of deposit issued by foreign branches of major U.S. commercial banks. Eurodollar bankers' acceptances are U.S. dollar denominated bankers' acceptances "accepted" by foreign branches of major U.S. commercial banks. Investments in the obligations of foreign branches of U.S. commercial banks may be subject to special risks, including future political and economic developments, imposition of withholding taxes on income, establishment of exchange controls or other restrictions, less governmental supervision and the lack of uniform accounting, auditing and financial reporting standards that might affect an investment adversely.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Some U.S. Government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. Government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer, such as securities of the Student Loan Marketing Association. No assurance can be given that the U.S. Government will provide financial support in the future to U.S. Government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States.

Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (ii) participation interests in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participation interests is limited and, therefore, may be regarded as illiquid.

MORTGAGE-RELATED SECURITIES. There are several risks associated with mortgage-related securities generally. One is that the monthly cash inflow from the underlying loans may not be sufficient to meet the monthly payment requirements of the mortgage-related security. Prepayment of principal by mortgagors or mortgage foreclosures will shorten the term of the underlying mortgage pool for a mortgage-related security. Early returns of principal will affect the average life of the mortgage-related securities remaining in a Fund. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgage-related securities. Conversely, in periods of falling interest rates the rate of prepayment tends to increase, thereby shortening the average life of a pool. Reinvestment of prepayments may occur at higher or lower interest rates than the original investment, thus affecting the yield of a Fund. Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that a Fund purchases mortgage-related securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

Mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Sub-Advisor, the Funds' restrictions on investments in illiquid instruments will apply.

STRIPPED MORTGAGE-RELATED SECURITIES. These securities are either issued and guaranteed, or privately issued but collateralized by securities issued, by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-related certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the stripped mortgage-related securities represent all or part of the beneficial interest in pools of mortgage loans. A Fund will invest in stripped mortgage-related securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when its Fund Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the expected increase in the value of stripped mortgage-related securities may offset all or a portion of any decline in value of the securities held by the Fund.

Investing in stripped mortgage-related securities involves the risks normally associated with investing in mortgage-related securities. See "Mortgage-Related Securities" above. In addition, the yields on stripped mortgage- related securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only stripped mortgage-related securities and increasing the yield to maturity on principal-only stripped mortgage-related securities. Sufficiently high prepayment rates could result in a Fund not fully recovering its initial investment in an interest-only stripped mortgage-related security. Under current market conditions, the Fund expects that investments in stripped mortgage-related securities will consist primarily of interest-only securities. Stripped mortgage- related securities are currently traded in an over-the-counter market maintained by several large investment-banking firms. There can be no assurance that the Fund will be able to affect a trade of a stripped mortgage-related security at a time when it wishes to do so. The Fund will acquire stripped mortgage-related securities only if a secondary market for the securities exists at the time of acquisition. Except for stripped mortgage-related securities based on fixed rate FNMA and FHLMC mortgage certificates that meet certain liquidity criteria established by the Board of Trustees, a Fund will treat government stripped mortgage-related securities and privately-issued mortgage-related securities as illiquid and will limit its investments in these securities, together with other illiquid investments, to not more than 15% of net assets.

The Growth Opportunities Fund may also purchase Coupons Under Book Entry Safekeeping ("CUBES"), Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRs, TIGRs and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations. The Growth Opportunities Fund will limit its investment in such instruments to 20% of its total assets. STRIPS are Separately Traded Registered Interest and Principal Securities.

ZERO COUPON SECURITIES. Zero coupon U.S. Government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. Government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations, in which case the Fund will forego the purchase of additional income producing assets with these funds. Zero coupon securities include STRIPS, that is, securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. They also include CUBES, which are component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

CUSTODIAL RECEIPTS. Custodial receipts or certificates, such as CATS, TIGRs and Financial Corporation certificates ("FICO Strips"), are securities underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government securities, described above. Although typically under the terms of a custodial receipt a Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited were determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS. These are instruments in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables) or to other parties. Direct debt instruments purchased by a Fund may have a maturity of any number of days or years, may be secured or unsecured, and may be of any credit quality. Direct debt instruments involve the risk of loss in the case of default or insolvency of the borrower. Direct debt instruments may offer less legal protection to a Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments also may include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand at a time when a Fund would not have otherwise done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

These instruments will be considered illiquid securities and so will be limited in accordance with the Funds' restrictions on illiquid securities.

ILLIQUID SECURITIES

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as "private placements" or "restricted securities" and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted securities or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them, which would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities. Each Fund may not invest more than 15% of its net assets in securities that are illiquid or otherwise not readily marketable.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act on resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

A Fund Sub-Advisor will monitor the liquidity of Rule 144A securities in each Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Fund Sub-Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

A Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Funds' limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the respective Fund Sub-Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from such Fund Sub-Advisor, the Board of Trustees of the Trust will monitor trading activity in restricted securities. If institutional trading in restricted securities or Rule 144A securities were to decline, a Fund's illiquidity could increase and the Fund could be adversely affected.

A Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Fund Sub-Advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Sub-Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

No Fund will invest more than 10% of its total assets in restricted securities (excluding Rule 144A securities).

FOREIGN SECURITIES

Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

The Growth Opportunities Fund may invest up to 10% of its total assets at the time of purchase in the securities of foreign issuers. The Emerging Growth Fund may invest up to 20% of its total assets in securities of foreign issuers. The Large Cap Growth Fund may invest up to 15% of its total assets in foreign securities traded on the U.S. market.

EMERGING MARKET COUNTRIES. Emerging market countries are countries other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that (i) has its principal trading market for its stock in an emerging market country, or (ii) derives at least 50% of its revenues or profits from corporations within emerging market countries or has at least 50% of its assets located in emerging market countries. The Emerging Growth Fund may invest up to 10% of its total assets in emerging market countries. The Large Cap Growth Fund may invest up to 15% of its total assets in securities of emerging market countries traded on the U.S. market.

Investments in securities of issuers based in underdeveloped countries entail all of the risks of investing in foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in a lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities including restrictions on investing in issuers in industries deemed sensitive to relevant national interests; and (iv) the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

CURRENCY EXCHANGE RATES. A Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

ADRS, ADSS, EDRS AND CDRS. American Depository Receipts ("ADRs") and American Depository Shares ("ADSs") are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), may also be purchased by the Funds. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs, ADSs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities.

OPTIONS

A Fund may write (sell), to a limited extent, only covered call and put options ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund.

When a Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund foregoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

When a Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price.

A Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

When a Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written.

When a Fund writes a call option, it will "cover" its obligation by segregating the underlying security on the books of the Fund's custodian or by placing liquid securities in a segregated account at the Fund's custodian. When a Fund writes a put option, it will "cover" its obligation by placing liquid securities in a segregated account at the Fund's custodian.

A Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Funds have adopted certain other nonfundamental policies concerning option transactions that are discussed below. A Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

OPTIONS ON STOCKS. A Fund may write or purchase options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying stock at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying stock sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by a Fund exposes the Fund during the term of the option to a decline in price of the underlying stock.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction" which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased.

OPTIONS ON SECURITIES INDEXES. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities" or, to the extent allowed by law, as a substitute for investment in individual securities.

Options on securities indexes entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indexes is more likely to occur, although the Fund generally will only purchase or write such an option if the Fund Sub-Advisor believes the option can be closed out.

Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the respective Fund Sub-Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund Sub-Advisor may be forced to liquidate portfolio securities to meet settlement obligations.

When a Fund writes a put or call option on a securities index it will cover the position by placing liquid securities in a segregated asset account with the Fund's custodian.

Options on securities indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a security index gives the holders the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by
(b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple.

The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of securities prices in the market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Fund Sub-Advisor's ability to predict correctly movement in the direction of that securities market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities.

RELATED INVESTMENT POLICIES. A Fund may purchase and write put and call options on securities indexes listed on domestic and, in the case of those Funds which may invest in foreign securities, on foreign exchanges. A securities index fluctuates with changes in the market values of the securities included in the index.

OPTIONS ON FOREIGN CURRENCIES. Options on foreign currencies are used for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, are utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Options on foreign currencies may be written for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency, which, if rates move in the manner projected, will expire, unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash and liquid securities in a segregated account with its custodian.

The Funds may also write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

RELATED INVESTMENT POLICIES. Each Fund that may invest in foreign securities may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may not forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on currency when the Fund Sub-Advisor anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options. A Fund's ability to terminate over-the-counter options ("OTC Options") will be more limited than the exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

FORWARD CURRENCY CONTRACTS. Because, when investing in foreign securities, a Fund buys and sells securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, such Funds from time to time may enter into forward currency transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. A Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward currency contracts to purchase or sell foreign currencies.

A forward currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward currency contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward currency contract generally has no deposit requirement and is traded at a net price without commission. Each Fund maintains with its custodian a segregated account of liquid securities in an amount at least equal to its obligations under each forward currency contract. Neither spot transactions nor forward currency contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into a Fund Sub-Advisor's long-term investment decisions, a Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Fund Sub-Advisors believe that it is important to have the flexibility to enter into foreign currency hedging transactions when they determine that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward currency contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

While these contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate forward currency contracts. In such event the Fund's ability to utilize forward currency contracts may be restricted. Forward currency contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of forward currency contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject a Fund to certain risks.

The matching of the increase in value of a forward currency contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward currency contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movements of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

BORROWING AND LENDING

BORROWING. The Funds may borrow money from banks (including their custodian bank) or from other lenders to the extent permitted under applicable law, for temporary or emergency purposes and to meet redemptions and may pledge their assets to secure such borrowings. The 1940 Act requires the Funds to maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Funds would be required to reduce their borrowings within three days to the extent necessary to meet the requirements of the 1940 Act. To reduce their borrowings, the Funds might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Funds may have less net investment income during periods when its borrowings are substantial. The interest paid by the Funds on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

A Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets. As a matter of current operating policy, the Emerging Growth Fund, the Large Cap Core Equity Fund, the Value Plus Fund, the Large Cap Growth Fund, the Small Cap Growth Fund and the Micro Cap Growth Fund each intend to borrow money only as a temporary measure for extraordinary or emergency purposes. This policy is not fundamental and may be changed by the Board of Trustees without shareholder approval.

LENDING. By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Each Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

As a matter of current operating policy, the Large Cap Growth Fund intends to limit the amount of loans of portfolio securities to no more than 25% of its net assets. This policy may be changed by the Board of Trustees without shareholder approval.

OTHER INVESTMENT POLICIES

SWAP AGREEMENTS. To help enhance the value of its portfolio or manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage swap agreements and may purchase and sell interest rate "caps," "floors" and "collars."

In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

Swap agreements may involve leverage and may be highly volatile. Swap agreements may have a considerable impact on a Fund's performance, depending on how they are used. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Fund Sub-Advisor, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. All swap agreements are considered as illiquid securities and, therefore, will be limited, along with all of a Fund's other illiquid securities, to 15% of that Fund's net assets.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, a Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. A Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by a Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

Securities purchased on a when issued or delayed-delivery basis may expose a Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, each Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. The Funds will enter into repurchase agreements that are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' Custodian at the Federal Reserve Bank. At the time a Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement.

REVERSE REPURCHASE AGREEMENTS AND FORWARD ROLL TRANSACTIONS. In a reverse repurchase agreement a Fund agrees to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price. Forward roll transactions are equivalent to reverse repurchase agreements but involve mortgage-backed securities and involve a repurchase of a substantially similar security. At the time the Fund enters into a reverse repurchase agreement or forward roll transaction it will place in a segregated custodial account cash or liquid securities having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements and forward roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the securities. Reverse repurchase agreements and forward roll transactions are considered to be borrowings by a Fund.

TEMPORARY INVESTMENTS. For temporary defensive purposes during periods when the Fund Sub-Advisor believes that pursuing the Fund's basic investment strategy may be inconsistent with the best interests of its shareholders, a Fund may invest its assets without limit in the following money market instruments: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit, master notes, time deposits and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

A Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

CONVERTIBLE SECURITIES. Convertible securities may offer higher income than the common stocks into which they are convertible and include fixed-income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both non-convertible debt securities and equity securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

ASSET COVERAGE. To assure that a Fund's use of futures and related options, as well as when-issued and delayed-delivery transactions, forward currency contracts and swap transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with its custodian containing liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

WARRANTS AND RIGHTS. Warrants are options to purchase equity securities at a specified price and are valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. A Fund may purchase warrants and rights, provided that no Fund presently intends to invest more than 5% of its net assets at the time of purchase in warrants and rights other than those that have been acquired in units or attached to other securities.

SHORT-TERM TRADING. Short-term trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what the Sub-Advisor believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of a Fund and its transaction costs.

VARIABLE AND FLOATING RATE SECURITIES. The Growth Opportunities Fund may acquire variable and floating rate securities, subject to the Fund's investment objective, policies and restrictions. A variable rate security is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value.

DERIVATIVES. A Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset, or market index. Some "derivatives" such as certain mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There is a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. A Fund Sub-Advisor will use derivatives only in circumstances where the Fund Sub-Advisor believes they offer the most economic means of improving the risk/reward profile of the Fund. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative.

INITIAL PUBLIC OFFERINGS ("IPOS"). The Emerging Growth Fund, Small Cap Growth Fund and Micro Cap Growth Fund may invest in IPOs. An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transactions costs. IPO shares are subject to market risk and liquidity risk. When a Fund's asset base is small, a significant portion of the Fund's performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund's asset grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. There is no assurance that the Fund will be able to obtain allocable portions of IPO shares. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investments in IPO shares may include the securities of "unseasoned" companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited products.

SENIOR SECURITIES. As a matter of current operating policy, the following activities will not be considered to be issuing senior securities with respect to the Funds:
      1. Collateral arrangements in connection with any type of option, futures contract, forward contract or swap.
      2. Collateral arrangements in connection with initial and variation margin.
      3. A pledge, mortgage or hypothecation of a Fund's assets to secure its borrowings.
      4. A pledge of a Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

MAJORITY. As used in this Statement of Additional Information, the term "majority" of the outstanding shares of the Trust (or of any Fund) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable Fund) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or the applicable Fund) are present or represented at such meeting or (2) more than 50% of the outstanding shares of the Trust (or the applicable Fund).

RATING SERVICES. The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, each Fund Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees of the Trust. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but a Fund Sub-Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectuses is set forth in the Appendix to this SAI.

INVESTMENT LIMITATIONS
----------------------

FUNDAMENTAL LIMITATIONS. The Trust has adopted certain fundamental investment limitations designed to reduce the risk of an investment in the Funds. These limitations may not be changed with respect to any Fund without the affirmative vote of a majority of the outstanding shares of that Fund. The vote of a majority of the outstanding shares means the vote of the lesser of (1) 67% or more of the shares present or represented by proxy at the meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

THE FUNDAMENTAL LIMITATIONS FOR THE FUNDS ARE:

      1. BORROWING MONEY. The Funds may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

      2. UNDERWRITING. (VALUE PLUS FUND, LARGE CAP CORE EQUITY FUND, LARGE CAP GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALL CAP GROWTH FUND AND MICRO CAP GROWTH FUND). The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

      (EMERGING GROWTH FUND). The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws.

      3. LOANS. The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities,
      (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

      4. REAL ESTATE. The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

      5. COMMODITIES. The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

      6. CONCENTRATION OF INVESTMENTS. The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

      7. SENIOR SECURITIES. The Funds may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

NONFUNDAMENTAL LIMITATIONS. The Trust, on behalf of each Fund, has adopted the following nonfundamental investment limitations as a matter of "operating policy." These limitations may be changed by the Board of Trustees without shareholder vote.

THE NONFUNDAMENTAL INVESTMENT LIMITATIONS FOR THE VALUE PLUS FUND AND THE LARGE CAP CORE EQUITY FUND ARE:

      1. BORROWING MONEY. A Fund will not borrow money (including through reverse repurchase agreements or forward roll transactions involving mortgage-backed securities or similar investment techniques entered into for leveraging purposes), except that the Fund may borrow for temporary or emergency purposes up to 10% of its total assets; provided, however, that no Fund may purchase any security while outstanding borrowings exceed 5%;

      2. PLEDGING. A Fund will not pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;

      3. MARGIN PURCHASES. A Fund will not purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

      4. SELLING SECURITIES. A Fund will not sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

      5. INVESTING FOR CONTROL. A Fund will not invest for the purpose of exercising control or management;

      6. ILLIQUID SECURITIES. A Fund will not invest more than 15% of its net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as a security that cannot be sold in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security) not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which is not traded flat or in default as to interest or principal and either (i) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Fund's Board of Trustees has determined the commercial paper to be liquid; or (ii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Fund's Board of Trustees has determined that the commercial paper is equivalent quality and is liquid;

      7. RESTRICTED SECURITIES. A Fund will not invest more than 10% of its total assets in securities that are restricted from being sold to the public without registration under the 1933 Act (other than Rule 144A Securities deemed liquid by the Fund's Board of Trustees);

      8. SECURITIES OF ONE ISSUER. A Fund will not purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

      9. SHORT SALES. A Fund will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Funds have no current intention to engage in short selling);

      10. PURCHASE OF PUTS AND CALLS. A Fund will not purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of the Fund's aggregate investment in such classes of securities will exceed 5% of its total assets;

      11. WRITING OF PUTS AND CALLS. A Fund will not write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or liquid securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written).

      12. PUTS AND CALLS ON FUTURES. A Fund will not buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

THE NONFUNDAMENTAL INVESTMENT LIMITATION FOR THE EMERGING GROWTH FUND IS:

      1. BORROWING MONEY. The Emerging Growth Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. In addition, the Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage.

THE NONFUNDAMENTAL INVESTMENT LIMITATIONS FOR THE GROWTH OPPORTUNITIES FUND ARE:

      1. ILLIQUID INVESTMENTS. The Fund will not purchase securities for which there are legal or contractual restrictions on resale or for which no readily available market exists (or engage in a repurchase agreement maturing in more than seven days) if, as a result thereof, more than 15% of the value of its net assets would be invested in such securities.

      2. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities or to the extent necessary to engage in transactions described in the Prospectus and Statement of Additional Information involving margin purchases.

      3. SHORT SALES. The Fund will not make short sales of securities.

NONFUNDAMENTAL 80% INVESTMENT POLICIES. Certain Funds have adopted nonfundamental 80% investment policies that may be changed by the Board of Trustees without shareholder approval. Shareholders will be provided with at least 60 days' prior notice of any change in a Fund's nonfundamental 80% investment policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

THE NONFUNDAMENTAL 80% INVESTMENT POLICIES FOR THE LARGE CAP GROWTH FUND, SMALL CAP GROWTH FUND, MICRO CAP GROWTH FUND AND LARGE CAP CORE EQUITY FUND ARE:

      1. LARGE CAP GROWTH FUND 80% INVESTMENT POLICY. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in a non-diversified portfolio of common stocks of large cap companies. A large cap company has a market capitalization of more than $10 billion.

      2. SMALL CAP GROWTH FUND 80% INVESTMENT POLICY. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in common stocks of small cap companies. A small cap company has a market capitalization of less than $1.5 billion.

      3. MICRO CAP GROWTH FUND 80% INVESTMENT POLICY. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in common stocks of micro cap companies. A micro cap company has a market capitalization of $30 to $300 million.

      4. LARGE CAP CORE EQUITY FUND 80% INVESTMENT POLICY. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in common stocks of large cap companies. A large cap company has a market capitalization of more than $10 billion.

With respect to the percentages adopted by the Trust as maximum limitations on the Funds' investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

TRUSTEES AND OFFICERS
---------------------

The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Family of Funds and other directorships held. The Trustees who are not interested persons of the Trust, as defined in the 1940 Act, are referred to an "Independent Trustees."


---------------------------------------------------------------------------------------------------------------------------------
INTERESTED
TRUSTEES(1):
---------------------------------------------------------------------------------------------------------------------------------
         NAME           POSITION      TERM OF      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    NUMBER              OTHER
       ADDRESS          HELD WITH     OFFICE                                                      OF FUNDS        DIRECTORSHIPS
         AGE            TRUST         AND                                                         OVERSEEN           HELD(4)
                                      LENGTH                                                      IN THE
                                      OF TIME                                                     TOUCHSTONE
                                      SERVED(2)                                                   FAMILY OF
                                                                                                  FUNDS(3)
---------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder        Trustee and   Until        Senior Vice President of The Western and           31      Director of
Touchstone              President     retirement   Southern Life Insurance Company.  President                LaRosa's (a
Advisors, Inc                         at age 75    and a director of IFS Financial Services,                  restaurant chain).
221 East Fourth Street                or until     Inc. (a holding company).  She is a
Cincinnati, OH                        she          director of Capital Analysts Incorporated
Age: 50                               resigns or   (an investment advisor and broker-dealer),
                                      is removed   Integrated Fund Services, Inc. (the Trust's
                                                   administrator and transfer agent), IFS Fund
                                      Trustee      Distributors, Inc. (a broker-dealer),
                                      since 1999   Touchstone Advisors, Inc. (the Trust's
                                                   investment advisor) and Touchstone
                                                   Securities, Inc. (the Trust's
                                                   distributor).  She is also President and a
                                                   director of IFS Agency Services, Inc. (an
                                                   insurance agency), W&S Financial Group
                                                   Distributors, Inc. and IFS Systems, Inc.
                                                   She is Senior Vice President and a director
                                                   of Fort Washington Brokerage Services, Inc.
                                                   (a broker-dealer).  She is President of
                                                   Touchstone Tax-Free Trust, Touchstone
                                                   Investment Trust, Touchstone Variable
                                                   Series Trust and Touchstone Strategic
                                                   Trust.  She was President of Touchstone
                                                   Advisors, Inc., and Touchstone Securities,
                                                   Inc. until 2004.
---------------------------------------------------------------------------------------------------------------------------------
John F. Barrett         Trustee       Until        Chairman of the Board, President and Chief           31    Director of The
The Western and                       retirement   Executive Officer of The Western and                       Andersons (an
Southern Life                         at age 75    Southern Life Insurance Company, Western-                  agribusiness and
Insurance                             or until     Southern Life Assurance Company and Western                retailing
Company                               he resigns   & Southern Financial Group, Inc.; Director                 company);
400 Broadway                          or is        and Chairman of Columbus Life Insurance                    Convergys
Cincinnati, OH                        removed      Company; Fort Washington Investment                        Corporation (a
Age 56                                             Advisors, Inc., Integrity Life Insurance                   provider of
                                      Trustee      Company and National Integrity Life                        business support
                                      since 2002   Insurance Company; Director of Eagle                       systems and
                                                   Reality Group, Inc., Eagle Investments                     customer care
                                                   Inc.; Integrated Fund Services, Inc. and                   operations) and
                                                   IFS Holdings, Inc.; Director, Chairman and                 Fifth Third
                                                   CEO of WestAd, Inc.; President and Trustee                 Bancorp.
                                                   of Western & Southern Financial Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
TRUSTEES:
---------------------------------------------------------------------------------------------------------------------------------
Richard L. Brenan       Trustee       Until        Retired Managing Partner of KPMG LLP (a           31       Director of Wing
1420 Neeb Road                        retirement   certified public accounting firm); Director                Eyecare Companies.
Cincinnati, OH                        at age 75    of The National Underwriter Company (a
Age: 60                               or until     publisher of insurance and financial
                                      he resigns   service products) until 2003.
                                      or is
                                      removed

                                      Trustee
                                      since 2005
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster  II  Trustee       Until        Retired Senior Partner of Frost Brown Todd         31       None
5155 Ivyfarm Road                     retirement   LLC (a law firm); Director of Consolidated
Cincinnati, OH                        in 2005 or   Health Services, Inc. until 2004.
Age: 76                               until he
                                      resigns or
                                      is
                                      removed

                                      Trustee
                                      since 2000
---------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox           Trustee      Until        President and Chief Executive Officer of           31      Director of the
105 East Fourth Street                retirement   Cox Financial Corp. (a financial services                  Federal Reserve
Cincinnati, OH                        at age 75    company).                                                  Bank of Cleveland
Age: 57                               or until                                                                and Cinergy
                                      he resigns                                                              Corporation (a
                                      or is                                                                   utility company);
                                      removed                                                                 Chairman of
                                                                                                              Cincinnati Bell;
                                      Trustee                                                                 Director of The
                                      since 1999                                                              Timken Company (a
                                                                                                              manufacturer of
                                                                                                              bearings, alloy
                                                                                                              steels and
                                                                                                              related products
                                                                                                              and services).
---------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner         Trustee      Until        Principal of HJL Enterprises (a privately          31      None
c/o Touchstone                        retirement   held investment company).
Advisors, Inc.                        at age 75
221 East Fourth Street                or until
Cincinnati, OH                        he resigns
Age: 66                               or is
                                      removed

                                      Trustee
                                      since 1989
---------------------------------------------------------------------------------------------------------------------------------
Donald C. Siekmann       Trustee      Until        Executive for Duro Bag Manufacturing Co. (a        31      None
c/o Touchstone                        retirement   bag manufacturer);  President of Shor
Advisors, Inc.                        at age 75    Foundation for Epilepsy Research (a
221 East Fourth Street                or until     charitable foundation);  Trustee of
Cincinnati, OH                        he resigns   Riverfront Funds (mutual funds) from 1999 -
Age: 67                               or is        2004.
                                      removed

                                      Trustee
                                      since 2005
---------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg      Trustee      Until        Retired Partner of KPMG LLP (a certified           31      Trustee of Good
                                      retirement   public accounting firm).  He is Vice                       Samaritan
c/o Touchstone                        at age 75    President of St. Xavier High School.                       Hospital,
Advisors, Inc.                        or until                                                                Bethesda Hospital
221 East Fourth Street                he resigns                                                              and Tri-Health,
Cincinnati, OH                        or is                                                                   Inc.
Age: 70                               removed

                                      Trustee
                                      since 1999
---------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti          Trustee      Until        CEO, Chairman and Director of Avaton, Inc.         31      Director of Qmed
c/o Touchstone                        retirement   (a wireless entertainment company).                        (a health care
Advisors, Inc.                        at age 75    President of Cincinnati Biomedical (a life                 management
221 East Fourth Street                or until     science and economic development company).                 company).
Cincinnati, OH                        he resigns   CEO, Chairman and Director of Astrum
Age: 56                               or is        Digital Information (an information
                                      removed      monitoring company) from 2000 until 2001;
                                                   President of Great American Life Insurance
                                      Trustee      Company from 1999 until 2000; A Director of
                                      since 2002   Chiquita Brands International, Inc. until
                                                   2000.
---------------------------------------------------------------------------------------------------------------------------------

(1) Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor and an officer of affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor and an officer of other affiliates of the advisor and distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner resigns or is removed.

(3) The Touchstone Family of Funds consists of 7 series of the Trust, 4 series of Touchstone Tax-Free Trust, 5 series of Touchstone Investment Trust and 15 variable annuity series of Touchstone Variable Series Trust.

(4) Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
OFFICERS:
-------------------------------------------------------------------------------------------------------------------------
        NAME            POSITION       TERM OF     PRINCIPAL OCCUPATION(S) DURING PAST      NUMBER OF         OTHER
      ADDRESS          HELD WITH     OFFICE AND                  5 YEARS                 FUNDS OVERSEEN   DIRECTORSHIPS
        AGE             TRUST(1)      LENGTH OF                                              IN THE            HELD
                                     TIME SERVED                                           TOUCHSTONE
                                                                                           FAMILY OF
                                                                                            FUNDS(2)
-------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder      President     Until          See biography above                         31        Director of
Touchstone            and Trustee   resignation,                                                         LaRosa's (a
Advisors, Inc.                      removal or                                                           restaurant
221 E. Fourth Street                disquali-                                                            chain).
Cincinnati, OH                      cation
Age: 50
                                    President
                                    since
                                    2004;
                                    President
                                    from
                                    2000-2002
-------------------------------------------------------------------------------------------------------------------------
Brian E. Hirsch       Vice          Until          Vice President-Compliance of IFS            31        None
Touchstone            President     resignation,   Financial Services, Inc., Director
Advisors, Inc.        and Chief     removal or     of Compliance of Fort Washington
221 E. Fourth Street  Compliance    disquali-      Brokerage Services, Inc.; Chief
Cincinnati, OH        Officer       fication       Compliance Officer of Puglisi & Co.
Age: 48                                            from 2001 until 2002; Vice
                                    Vice           Compliance of Palisade
                                    President      Capital Management LLC (an
                                    since 2003     investment advisor) from 1997 until
                                                   2000.
-------------------------------------------------------------------------------------------------------------------------
James H. Grifo        Vice          Until          President of Touchstone Securities,         31        None
Touchstone            President     resignation,   Inc. and Touchstone Advisors,
Securities, Inc.                    removal or     Inc.;  Managing Director, Deutsche
221 E. Fourth Street                disqualifi-    Asset Management until 2001.
Cincinnati, OH                      cation
Age: 54
                                    Vice
                                    President
                                    since 2004
-------------------------------------------------------------------------------------------------------------------------
William A. Dent       Vice          Until          Senior Vice President of Touchstone         31        None
Touchstone            President     resignation,   Advisors, Inc.; Marketing Director
Advisors, Inc.                      removal or     of Promontory Interfinancial
221 E. Fourth Street                disquali-      Network from 2002-2003; Senior Vice
Cincinnati, OH                      fication       President of McDonald Investments
Age: 42                                            from 1998 - 2001;
                                    Vice
                                    President
                                    since 2004
-------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft  Controller    Until          Senior Vice President, Chief                31        None
Touchstone            and           resignation,   Financial Officer and Treasurer of
Advisors, Inc.        Treasurer     removal or     Integrated Fund Services, Inc., IFS
221 E. Fourth Street                disqualifi-    Fund Distributors, Inc. and Fort
Cincinnati, OH                      cation         Washington Brokerage Services, Inc.
Age: 43                                            She is Chief Financial Officer of
                                    Controller     IFS Financial Services, Inc.,
                                    since 2000     Touchstone Advisors, Inc. and
                                    Treasurer      Touchstone Securities, Inc. and
                                    since 2003     Assistant Treasurer of Fort
                                                   Washington Investment Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------
Tina H. Bloom         Secretary     Until          Vice President - Managing Attorney          31        None
Integrated Fund                     resignation,   of Integrated Fund Services, Inc.
Services, Inc.                      removal or     and IFS Fund Distributors, Inc.
221 E. Fourth Street                disqualifi-
Cincinnati, OH                      cation
Age: 36
                                    Secretary
                                    since 1999
-------------------------------------------------------------------------------------------------------------------------

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.
(2) The Touchstone Family of Funds consists of 7 series of the Trust, 4 series of Touchstone Tax-Free Trust, 5 series of Touchstone Investment Trust and 15 variable annuity series of Touchstone Variable Series Trust.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Trust and the Touchstone Family of Funds as of December 31, 2004.

                                                                                AGGREGATE DOLLAR
                                                       DOLLAR RANGE OF           RANGE OF EQUITY
                                                     EQUITY SECURITIES IN         SECURITIES IN
                                                             TRUST               THE TOUCHSTONE
                                                                                    FAMILY(1)
John F. Barrett                                         Over $100,000             Over $100,000
Richard L. Brenan(2)                                         None                     None
J. Leland Brewster II                                $50,001 - $100,000        $50,001 - $100,000
Phillip R. Cox                                               None                     None
H. Jerome Lerner                                             None                 Over $100,000
Jill T. McGruder                                      $10,001 - $50,000        $50,001 - $100,000
Donald C. Siekmann(2)                                        None                     None
Robert E. Stautberg                                   $10,001 - $100,000       $50,001 - $100,000
John P. Zanotti                                       $10,001 - $50,000         $10,001 - $50,000


(1) The Touchstone Family of Funds consists of 7 series of the Trust, 4 series of Touchstone Tax-Free Trust, 5 series of Touchstone Investment Trust and 15 variable annuity series of Touchstone Variable Series Trust.
(2)   Messrs. Brenan and Siekmann were not Trustees as of December 31, 2004.

TRUSTEE COMPENSATION

The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Family of Funds during the fiscal year ended March 31, 2005.

                                      COMPENSATION             AGGREGATE COMPENSATION
NAME                                  FROM TRUST(1)            FROM THE TOUCHSTONE FAMILY(1),(2)
----                                  -------------            ---------------------------------
John F. Barrett                       $    0                   $     0
Richard L. Brenan(3)                  $2,250                   $ 9,000
J. Leland Brewster II                 $8,075                   $32,600
Philip R. Cox                         $8,575                   $34,600
H. Jerome Lerner                      $8,500                   $34,300
Jill T. McGruder                      $    0                   $     0
Donald C. Siekmann(3)                 $2,000                   $ 8,000
Robert E. Stautberg                   $8,650                   $34,600
John P. Zanotti                       $8,075                   $32,300

(1) Effective January 1, 2001, the Independent Trustees are eligible to participate in the Touchstone Trustee Deferred Compensation Plan that allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Funds during the fiscal year ended March 31, 2005 is as follows: J. Leland Brewster II - $5,067, Robert
      E. Stautberg - $5,000 and Richard L. Brenan - $2,500.
(2) The Touchstone Family of Funds consists of 7 series of the Trust, 4 series of Touchstone Tax-Free Trust, 5 series of Touchstone Investment Trust and 15 variable annuity series of Touchstone Variable Series Trust.
(3)   Messrs. Brenan and Siekmann were elected Trustees in February 2005.

Each Independent Trustee receives a quarterly retainer of $4,000 and a fee of $3,000 for each Board meeting attended in person and $300 for attendance by telephone. Each Committee member receives a fee of $1,000 for each committee meeting attended in person and $300 for attendance by telephone. The lead Trustee and Committee Chairmen receive an additional $500 quarterly retainer. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions. Each Committee is composed entirely of Independent Trustees.

AUDIT COMMITTEE. Messrs. Brewster, Lerner, Siekmann and Stautberg are members of the Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended March 31, 2005, the Audit Committee held four meetings.

VALUATION COMMITTEE. Messrs. Brenan, Cox and Zanotti are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended March 31, 2005, the Valuation Committee held four meetings.

NOMINATING COMMITTEE. Messrs. Brewster, Cox and Stautberg are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board. During the fiscal year ended March 31, 2005, the Nominating Committee held one meeting. The Nominating Committee does not consider nominees recommended by shareholders.

COMPLIANCE COMMITTEE. Messrs. Brenan, Cox, Lerner and Stautberg are members of the Compliance Committee. The Compliance Committee meets to discuss the Trust's compliance program and other compliance matters. During the fiscal year ended March 31, 2005, the Compliance Committee held two meetings.

THE INVESTMENT ADVISOR AND SUB-ADVISORS
---------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor"), is the Funds' investment manager. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western - Southern Mutual Holding Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because she is a Director of the Advisor and an officer of affiliates of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because he is President and Chairman of The Western and Southern Life Insurance Company and Western - Southern Life Assurance Company, parent companies of the Advisor and an officer of affiliates of the Advisor. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises each Fund Sub-Advisor, reviews and evaluates the performance of the Fund Sub-Advisors and determines whether or not a Fund's Sub-Advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. Each Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate as shown below:


Emerging Growth Fund                0.80% of average daily net assets

Value Plus Fund                     0.75% on the first $100 million of average daily net assets
                                    0.70% from $100 million to $200 million of average daily net assets
                                    0.65% from $200 million to $300 million of average daily net assets
                                    0.60% thereafter

Large Cap Core Equity Fund          0.65% on the first $100 million of average daily net assets
                                    0.60% from $100 million to $200 million of average daily net assets
                                    0.55% from $200 million to $300 million of average daily net assets
                                    0.50% on assets over $300 million

Large Cap Growth Fund               0.75% on the first $200 million of average daily net assets
                                    0.70% from $200 million to $1 billion of average daily net assets
                                    0.65% thereafter

Growth Opportunities Fund           1.00% on the first $50 million of average daily net assets
                                    .90% from $50 million to $100 million of average daily net assets
                                    .80% from $100 million to $200 million of average daily net assets
                                    .75% thereafter

Small Cap Growth Fund               1.25% of average daily net assets

Micro Cap Growth Fund               1.25% of average daily net assets


Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor has been retained to provide certain management and supervisory services to the Emerging Growth Fund, the Value Plus Fund, the Large Cap Core Equity Fund, the Small Cap Growth Fund and the Micro Cap Growth Fund in exchange for the payment of a sponsor fee by the Funds equal to an annual rate of 0.20% of a Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse expenses in order to limit each Fund's annual expenses as follows: Emerging Growth Fund - 1.50% for Class A shares, 2.25% for Class B and Class C shares; Value Plus Fund - 1.30% for Class A shares, 2.05% for Class B and Class C shares; Large Cap Core Equity Fund - 1.00% for Class A shares, 1.75% for Class B and Class C shares; Small Cap Growth Fund - 1.95% for Class A shares, 2.70% for Class B and Class C shares and 1.55% for Class I shares; Micro Cap Growth Fund - 1.95% for Class A shares, 2.70% for Class C shares and 1.55% for Class I shares. The fee waivers and expense limitations will remain in effect until at least March 31, 2006.

Set forth below are the advisory fees incurred by the Funds during the last three fiscal years. The Advisor has contractually agreed to waive fees and reimburse certain expenses, as set forth in the footnotes below:

                                                        FISCAL YEAR ENDED
                                           3-31-               3-31-             3-31-
                                           2005                2004              2003
                                           ----                -----           --------
Emerging Growth Fund(1)                $6,885,663         $4,133,417         $2,176,150
Value Plus Fund(2)                        576,263            451,059            480,547
Growth Opportunities Fund               1,125,654          1,265,516          1,104,328
Large Cap Core Equity Fund(3)              82,797             67,854             54,485
Small Cap Growth Fund(4)                1,248,883            569,567             86,494
Micro Cap Growth Fund(5)                  253,379                 --                 --

(1) Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $651,105, $431,162 and $697,087 for the fiscal years ended March 31, 2005, 2004 and 2003, respectively.
(2) Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $173,153, $157,051 and $226,146 for the fiscal years ended March 31, 2005, 2004 and 2003, respectively.
(3) Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $182,574, $154,978 and $167,072 for the fiscal years ended March 31, 2005, 2004 and 2003, respectively.
(4) Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $230,345, $125,840 and $97,022 for the fiscal periods ended March 31, 2005 and 2004 and 2003, respectively.
(5) Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $126,701, for the fiscal period ended March 31, 2005.

Set forth below are the advisory fees incurred by the Large Cap Growth Fund during the stated fiscal periods. The Advisor has contractually agreed to waive fees and reimburse certain expenses, as set forth in the footnote below:

                              3-31-04-     12-31-03-         12-31-02-       12-31-01-
                              3-31-05      3-31-04(1)        12-31-03(1)     12-31-02(2)
                           ----------      ----------       ------------     -----------
Large Cap Growth Fund      $1,302,547      $  131,585       $ 220,563        $135,879

(1) Pursuant to a written contract between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $8,913 for the fiscal year ended March 31, 2005, $45,340 for the fiscal period ended March 31, 2004 and $86,843 for the fiscal year ended December 31, 2003 in order to reduce the operating expenses of the Fund.
(2) Navellier Management, Inc. was the investment advisor during the fiscal period. Pursuant to a written contract between Navellier Management, Inc. and the Large Cap Growth Fund, Navellier Management, Inc. paid $113,766 of the Fund's operating expenses for the fiscal year ended December 31, 2002.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to limit the annual expenses of the Large Cap Growth Fund as follows: 1.30% for Class A shares, 2.25% for Class B and Class C shares and 1.05% for Class I shares. These expense limitations will remain in effect until at least March 31, 2006.

Each Fund shall pay the expenses of its operation, including but not limited to
(i) charges and expenses for accounting, pricing and appraisal services, (ii) the charges and expenses of auditors; (iii) the charges and expenses of its custodian, transfer and dividend disbursing agent and administrative agent appointed by the Trust with respect to a Fund; (iv) brokers' commissions, and issue and transfer taxes chargeable to a Fund in connection with securities transactions to which a Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Funds with the SEC, state or blue sky securities agencies and foreign countries; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of the Independent Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor is paid by the Advisor.

By its terms, the Funds' investment advisory agreement will remain in force for an initial period of two years and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Funds' investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISORS. The Advisor has retained one or more Sub-Advisor(s) to serve as the discretionary portfolio manager(s) of each Fund. The Sub-Advisor selects the portfolio securities for investment by a Fund, purchases and sells securities of a Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate of a Fund's average daily net assets as set forth below.


EMERGING GROWTH FUND*
TCW Investment Management Company LLC             0.50% of average daily net assets managed
Westfield Capital Management Company LLC          0.50% of average daily net assets managed

VALUE PLUS FUND
Fort Washington Investment Advisors, Inc.         0.45% on the first $100 million of average net assets
                                                  0.40% on the next $100 million of net assets
                                                  0.35% on the next $100 million of net assets
                                                  0.30% thereafter
LARGE CAP GROWTH FUND
Navellier & Associates, Inc.                      0.40% of the first $1 billion of average net assets
                                                  0.35% thereafter


LARGE CAP CORE EQUITY FUND**
Todd Investment Advisors, Inc.                    0.40% on the first $100 million of average net assets
                                                  0.35% on the next $100 million of net assets
                                                  0.30% on the next $100 million of net assets
                                                  0.25% thereafter
GROWTH OPPORTUNITIES FUND
Mastrapasqua Asset Management, Inc.               0.60% on the first $50 million of average net assets
                                                  0.50% on the next $50 million of net assets
                                                  0.40% on the next $100 million of net assets
                                                  0.35% thereafter

SMALL CAP GROWTH FUND***
Bjurman, Barry & Associates                       0.90% of average daily net assets managed
Longwood Investment Advisors, Inc.                0.85% of average daily net assets managed

MICRO CAP GROWTH FUND
Bjurman, Barry & Associates                       0.85% of average daily net assets

* The Advisor has allocated responsibility for managing the Emerging Growth Fund between TCW Investment Management Company LLC and Westfield Capital Management Company LLC. TCW uses a value style management process and Westfield uses a growth style process.

** Todd Investment Advisors, Inc. has voluntarily agreed to waive a portion of its sub-advisory fee to .25% of average daily net assets.

*** The Advisor has allocated to Longwood Investment Advisors, Inc. responsibility for managing approximately 70% of the Small Cap Growth Fund's assets and has allocated to Bjurman, Barry & Associates responsibility for managing approximately 30% of the Fund's assets. These allocations may be larger or smaller at various times, but the Advisor will not reallocate the Fund's assets between Sub-Advisors to reduce these differences in size until the assets vary from the percentages above by approximately 10% or more of the Fund's average daily net assets for a period of 3 consecutive months. In such event, the Advisor may, but is not obligated to, reallocate assets among the Sub-Advisors to provide for a more equal distribution of the Fund's assets.

The services provided by the Sub-Advisors are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to a Fund is paid by the Sub-Advisor.

Each sub-advisory agreement will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of a Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. A sub-advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of a Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. Each sub-advisory agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change non-affiliated Sub-Advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of a Fund will be notified of any changes in its Sub-Advisor.

SUB-ADVISOR CONTROL. Listed below is a description of the persons or entities that control the Sub-Advisors.

WESTFIELD CAPITAL MANAGEMENT COMPANY LLC is a wholly-owned subsidiary of Boston Private Financial Holdings Company, Inc., a publicly traded company listed on the NASDAQ exchange.

TCW INVESTMENT MANAGEMENT COMPANY, LLC is a subsidiary of The TCW Group, Inc. The TCW Group, Inc. is a subsidiary of Societe Generale Asset Management S.A., which is owned by Societe Generale S.A.

FORT WASHINGTON INVESTMENT ADVISORS, INC. is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder and Mr. Barrett may be deemed to be affiliates of Fort Washington Investment Advisors, Inc.

NAVELLIER & ASSOCIATES, INC. is wholly-owned by Louis G. Navellier.

TODD INVESTMENT ADVISORS, INC. is a wholly-owned subsidiary of Fort Washington Investment Advisors, Inc. Fort Washington Investment Advisors, Inc. is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company. Ms. McGruder and Mr. Barrett may be deemed to be affiliates of Todd Investment Advisors, Inc.

MASTRAPASQUA ASSET MANAGEMENT, INC. is wholly-owned by Frank Mastrapasqua.

BJURMAN, BARRY & ASSOCIATES is owned by the George A. Bjurman Living Trust and the Thomas Barry Living Trust.

LONGWOOD INVESTMENT ADVISORS, INC. is majority owned by Robert Davidson, Jennifer Pawloski, Kathleen Jordan, Eileen Madden, Sara D'Eathe Leggat and Leonard Sorgini.

PORTFOLIO MANAGERS
------------------

The following charts list the Funds' portfolio managers, the number of their other managed accounts per investment category, the total assets in each category of managed accounts and the beneficial ownership in the Fund(s) managed at the end of the March 31, 2005 fiscal year. Listed below the charts is (i) a description of accounts managed where the advisory fee is based on the performance of the account, if any, (ii) a description of the portfolio managers' compensation structure as of March 31, 2005, and (iii) a description of any material conflicts that may arise in connection with the portfolio manager's management of the Fund's investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager.

EMERGING GROWTH FUND - TCW INVESTMENT MANAGEMENT COMPANY LLC

                                             OTHER ACCOUNTS MANAGED
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER OF      TOTAL                 BENEFICIAL
                                                           ACCOUNTS       ASSETS IN             OWNERSHIP
                                                                          ACCOUNTS              IN FUND
-----------------------------------------------------------------------------------------------------------------
Nicholas Galluccio      Registered Investment Companies          7        $1,768,011,943        None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles        10        $1,311,784,056
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts                          52        $3,911,920,985
-----------------------------------------------------------------------------------------------------------------
Susan Suvall            Registered Investment Companies          7        $1,768,011,943        None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles        10        $1,311,784,056
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts                          52        $3,911,920,985
-----------------------------------------------------------------------------------------------------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Galluccio and Ms. Suvall co-manage 1 pooled investment vehicle and 7 other accounts where the advisory fee is based on the performance of the account. The total assets in the pooled investment vehicle are $7,349,726 and the total assets in the other accounts are $264,008,258.

COMPENSATION STRUCTURE. Mr. Galluccio and Ms. Suvall are paid a fixed base salary and fee sharing based compensation (fee sharing). Fee sharing generally represents most of the portfolio managers' total compensation and is linked quantitatively to a fixed percentage of fee revenues of accounts in the investment strategy areas for which the managers are responsible. Fee sharing applies to all TCW accounts managed by the portfolio managers and is paid quarterly.

Fee sharing revenues for each portfolio manager are allocated to a pool and fee sharing compensation is paid out after the deduction of group expenses. Fee sharing revenues included in this pool include only those from the products managed by the portfolio managers. The fee sharing percentage used to compensate the portfolio managers for management of the Fund is the same as that used to compensate them for all other TCW client accounts they manage. In general, portfolio managers do not receive discretionary bonuses.

Certain accounts of TCW have a performance fee in addition to or in lieu of a flat asset-based fee. These performance fees can be (a) asset-based fees, the percentage of which is tied to the performance of the account relative to a benchmark or (b) a percentage of the net gains of the account over a threshold gain tied to a benchmark. For these accounts, the portfolio managers' fee sharing compensation will apply to such performance fees. The fee sharing percentage in the case of performance fees is generally the same as it is for the fee sharing compensation applicable to the Fund.

Each portfolio manager also participates in other TCW compensation programs, which are not tied to the accounts managed by such portfolio manager. Each portfolio manager is a holder of stock and/or stock options of TCW and/or TCW's parent company, Societe Generale.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as a performance fee account.

EMERGING GROWTH FUND - WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC

                                            OTHER ACCOUNTS MANAGED
-----------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER OF      TOTAL                 BENEFICIAL
                                                           ACCOUNTS       ASSETS IN             OWNERSHIP
                                                                          ACCOUNTS              IN FUND
-----------------------------------------------------------------------------------------------------------------
William Muggia          Registered Investment Companies*         7        $1,811,000,000        None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles*        4        $412,000,000
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts*                         515       $5,267,000,000
-----------------------------------------------------------------------------------------------------------------
Arthur Bauernfeind      Registered Investment Companies*         7        $1,811,000,000        None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles*        4        $412,000,000
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts*                         515       $5,267,000,000
-----------------------------------------------------------------------------------------------------------------
Ethan Meyers            Registered Investment Companies*         7        $1,811,000,000        None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles*        4        $412,000,000
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts*                         515       $5,267,000,000
-----------------------------------------------------------------------------------------------------------------
Scott Emerman           Registered Investment Companies*         7        $1,811,000,000        None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles*        4        $412,000,000
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts*                         515       $5,267,000,000
-----------------------------------------------------------------------------------------------------------------
Bruce Jacobs            Registered Investment Companies*         7        $1,811,000,000        None
-----------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles*        4        $412,000,000
-----------------------------------------------------------------------------------------------------------------
                        Other Accounts*                         515       $5,267,000,000
-----------------------------------------------------------------------------------------------------------------

* Represents accounts managed/ownership by Westfield management team. The Westfield management team consists of 11 members. The 5 members of the management team that have the most significant responsibilities are listed on the chart.

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. The Westfield management team manages 4 pooled investment vehicles (limited partnerships) where the advisory fee is based on the performance of the account. The Westfield management team is the portfolio manager for 11 other accounts (separately managed accounts) where the advisory fee is based on the performance of the account. The total assets in the limited partnerships are $412,000,000 and the total assets in the separately managed accounts are $699,000,000.

COMPENSATION STRUCTURE. Mr. Muggia and Mr. Bauernfeind are paid a fixed salary and are eligible to receive an annual bonus that is paid after year-end. The bonus is based on the overall financial performance of Westfield and can vary depending on the company's results. Additionally, as manager of four limited partnerships, Mr. Muggia is also entitled to receive a portion of the performance fees earned on the partnerships, if any. Mr. Muggia is also given discretion to award a portion of any performance based fees earned by Westfield's managed limited partnerships to any member of Westfield. Messrs. Meyers, Emerman and Jacobs receive a fixed salary and are eligible to receive an annual bonus. The bonus is based on the team member's overall performance as well as the financial performance of the company. Specific performance criteria include the quantity and quality of recommendations submitted to the investment committee, as well as attitude, teamwork, communication and motivation. Individual performance attribution is also reviewed. All portfolio managers are eligible to participate in the Boston Private Financial Holdings 401(k) Profit Sharing Plan offered by the parent company. Messrs. Muggia and Bauernfeind are eligible to participate in the Boston Private Financial Holdings Deferred Compensation Plan. All portfolio managers are eligible to receive stock option awards from Boston Private Financial Holdings. The stock option awards are determined by the CEO of Boston Private Financial Holdings based on factors such as Westfield's overall contribution to the holding company. The aggregate amount is then distributed to various senior level Westfield employees at the discretion of Mr. Bauernfeind.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when the Westfield management team has portfolio management responsibilities to more than one account (including the Fund), such as devotion of unequal time and attention to the management of the different accounts, inability to allocate limited investment opportunities across a broad range of accounts and incentive to allocate opportunities to an account where a management team member may have a greater financial incentive, such as a pooled investment vehicle or other account with a performance based fee. In addition, the Westfield management team may also have a direct or indirect interest in a security that is purchased or sold by the Fund and portfolio managers may effect transactions in these securities that are inconsistent with the transactions effected in the Fund.

VALUE PLUS FUND - FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                     OTHER ACCOUNTS MANAGED
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER         TOTAL ASSETS          BENEFICIAL
                                                           OF             IN ACCOUNTS           OWNERSHIP IN FUND
                                                           ACCOUNTS
--------------------------------------------------------------------------------------------------------------------
John Holden             Registered Investment Companies          1            $20,104,532       $100,001 -$500,000
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0                 $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          44           $1,050,940,705
--------------------------------------------------------------------------------------------------------------------
Brad Reed               Registered Investment Companies          0                 $0           $50,001 - $100,000
--------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0                 $0
--------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          44           $1,050,940,705
--------------------------------------------------------------------------------------------------------------------

COMPENSATION STRUCTURE. Mr. Holden and Mr. Reed receive a fixed base salary and performance bonuses. Bonuses are based on the overall performance of Fort Washington as well as the level of assets in the manager's asset category. Mr. Holden's bonus is based on overall firm performance. Mr. Reed's bonus is based on the one and three year pre-tax performance of his managed asset category as compared to the Russell 1000 Value Index. Each portfolio manager is granted long-term deferred compensation that is tied to the pre-tax performance of his portfolio and is vested. The pre-tax performance of the Fund is measured against its benchmark in the prospectus. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the President and approved by the Board of Directors.

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Holden and Mr. Reed co-manage one other account where the advisory fee is based on the performance of the account. The total assets in this account are $5,848,209.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). This would include devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad array of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as allocation opportunities for performance based accounts. Mr. Holden and Mr. Reed manage a performance based account in addition to the Fund. From time to time the same securities may be recommended for both types of accounts.

LARGE CAP CORE EQUITY FUND - TODD INVESTMENT ADVISORS, INC.

                                                     OTHER ACCOUNTS MANAGED
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER OF      TOTAL                 BENEFICIAL
                                                           ACCOUNTS       ASSETS IN             OWNERSHIP
                                                                          ACCOUNTS              IN FUND
-------------------------------------------------------------------------------------------------------------------
Curtiss Scott           Registered Investment Companies          5            $41,911,330       None
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0                 $0
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          67           $2,159,400,000
-------------------------------------------------------------------------------------------------------------------
John White              Registered Investment Companies          5            $41,911,330       None
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0                 $0
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          67           $2,159,400,000
-------------------------------------------------------------------------------------------------------------------
Robert Bordogna         Registered Investment Companies          0                 $0           None
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0                 $0
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          67           $2,159,400,000
-------------------------------------------------------------------------------------------------------------------
Bosworth Todd           Registered Investment Companies          0                 $0           None
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0                 $0
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          67           $2,159,400,000
-------------------------------------------------------------------------------------------------------------------

COMPENSATION STRUCTURE. Each portfolio manager is paid a fixed base salary and short-term bonus arrangement. The specific compensation a portfolio manger receives from the short-term bonus pool is based primarily on the firm's profitability and secondarily on how each individual contributes to the organization. Todd's parent also has long-term deferred compensation arrangement that provides significant additional incentives for key professionals to remain within the organization.

CONFLICTS OF INTEREST. Todd believes the management of its accounts, including the Fund, does not present any material conflicts of interest in either the devotion of time, attention or the allocation of investment opportunities. The Fund focuses on the top 200 stocks within the Russell 1000, a group of large companies with securities that trade well in the marketplace. Other strategies managed by Todd concentrate on larger capitalization, well-traded securities. Allocation of investment opportunities is not an issue within this universe.

LARGE CAP GROWTH FUND - NAVELLIER & ASSOCIATES, INC.

                                                     OTHER ACCOUNTS MANAGED
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER OF      TOTAL                 BENEFICIAL
                                                           ACCOUNTS       ASSETS IN             OWNERSHIP
                                                                          ACCOUNTS              IN FUND
-------------------------------------------------------------------------------------------------------------------
Louis Navellier         Registered Investment Companies          1        $9,000,000            $100,001 -
                                                                                                $500,000
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                         1,900      $800,000,000
-------------------------------------------------------------------------------------------------------------------
Shawn Price             Registered Investment Companies          3        $47,000,000           $1 - $10,000
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         2        $7,000,000
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                         1,181      $761,000,000
-------------------------------------------------------------------------------------------------------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Navellier manages 176 other accounts where the advisory fee is based on the performance of the account. The total assets in these accounts are $90,026,000. Mr. Price manages 24 other accounts where the advisory fee is based on the performance of the account. The total assets in these accounts are $8,046,000.

COMPENSATION STRUCTURE. Portfolio managers receive a fixed base salary and incentive compensation based upon the asset growth of their managed portfolios. Navellier has also established an options program to retain senior management and investment research personnel.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund), such as devotion of unequal time and attention to the management of the accounts, inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio manager has a greater financial incentive, such as a pooled investment vehicle or other account with a performance based fee. Navellier manages separate managed accounts that conform to the same investment model as the Fund; however the portfolio manager is not compensated differently on other account types. Additionally, the portfolio manager issues orders to buy and sell securities to Navellier's Trading Department and does not give specific instructions as to whether a particular account should receive priority in the trading process.

GROWTH OPPORTUNITIES FUND - MASTRAPASQUA & ASSOCIATES

                                                    OTHER ACCOUNTS MANAGED
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER OF      TOTAL                 BENEFICIAL
                                                           ACCOUNTS       ASSETS IN             OWNERSHIP
                                                                          ACCOUNTS              IN FUND
-------------------------------------------------------------------------------------------------------------------
Frank Mastrapasqua      Registered Investment Companies          3        $369,000,000          $1-10,000
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          388       $662,000,000
-------------------------------------------------------------------------------------------------------------------
Thomas Trantum          Registered Investment Companies          3        $369,000,000          $1-10,000
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          388       $662,000,000
-------------------------------------------------------------------------------------------------------------------

COMPENSATION STRUCTURE. Mr. Mastrapasqua and Mr. Trantum receive a fixed base salary and bonus based on the profitability of the firm. They also participate in the firm's 401(k) plan, medical plan and profit sharing plan.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund), such as devotion to unequal time and attention to the management of the accounts or inconsistent purchases and sales among accounts due to different investment objectives, cash availability, or a limited supply of a security. The portfolio managers may also have a direct or indirect interest in a security that is purchased or sold by the Fund and the portfolio managers may effect transactions in these securities that are inconsistent with the transactions effected in the Fund.

SMALL CAP GROWTH FUND - BJURMAN BARRY & ASSOCIATES

                                                    OTHER ACCOUNTS MANAGED
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER OF      TOTAL                 BENEFICIAL
                                                           ACCOUNTS       ASSETS IN             OWNERSHIP
                                                                          ACCOUNTS              IN FUND
-------------------------------------------------------------------------------------------------------------------
O. Thomas Barry III     Registered Investment Companies          7            $786,140,000          None
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0                 $0
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          18            $115,660,000
-------------------------------------------------------------------------------------------------------------------
Stephen Shipman         Registered Investment Companies          7            $786,140,000         $1 - $10,000
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0                 $0
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          38            $41,220,000
-------------------------------------------------------------------------------------------------------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. Mr. Shipman manages eight "Small Cap Absolute Return Strategy" accounts where the advisory fee may be subject to a performance fee in addition to the annual management fee. The total assets in these accounts are $4,580,000.

COMPENSATION STRUCTURE. Mr. Barry and Mr. Shipman receive a fixed salary, year-end profit sharing, bonus and account retention commissions. Bonuses are determined using subjective decisions by management based upon a number of factors, including term of employment, level of demonstrated effort and attitude. Account retention commissions are a specific percentage of the account fees paid to the portfolio account manager while the manager and account are still with the firm. Mr. Barry and Mr. Shipman may also receive an incentive bonus based upon an account's performance, including the performance of the Fund. Incentive bonuses are paid as a specific percentage of the account fees when the account's annual returns occur in the top quartile of the returns achieved by other managers having the same investment objective as the managed account. They are calculated using the top 25% of the universe provided by Effron-PSN for that investment style.

CONFLICTS OF INTEREST. Mr. Barry and Mr. Shipman manage other accounts that may have an investment focus similar to the Fund. The management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, Mr. Shipman manages eight accounts where the advisory fee may be subject to a performance fee in addition to the annual management fee. A conflict of interest could arise between an account Mr. Shipman manages that may have a performance based fee and the Fund. From time to time the same securities may be recommended for both types of accounts.

SMALL CAP GROWTH FUND - LONGWOOD INVESTMENT ADVISORS, INC.

                                                    OTHER ACCOUNTS MANAGED
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER OF      TOTAL                 BENEFICIAL
                                                           ACCOUNTS       ASSETS IN             OWNERSHIP
                                                                          ACCOUNTS              IN FUND
-------------------------------------------------------------------------------------------------------------------
Robert Davidson         Registered Investment Companies          0                 $0            None
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         1            $ 43,136,897
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          297          $1,479,240,658
-------------------------------------------------------------------------------------------------------------------

COMPENSATION STRUCTURE. Mr. Davidson receives a fixed salary and a bonus. The majority of his compensation is derived from a bonus pool that is allocated based on his contribution to performance and client service. Bonuses are based on the firm's profitability and are determined by Mr. Davidson. Mr. Davidson also participates in a profit sharing plan and is eligible to receive stock options.

CONFLICTS OF INTEREST. Actual or potential conflicts of interest may arise when Mr. Davidson has management responsibilities to more that one account (including the Fund) such as devotion of unequal time and attention to the management of the accounts and inability to allocate limited investment opportunities across a broad band of accounts.

MICRO CAP GROWTH FUND - BJURMAN BARRY & ASSOCIATES

                                                    OTHER ACCOUNTS MANAGED
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER                TYPE OF ACCOUNT           NUMBER OF      TOTAL                 BENEFICIAL
                                                           ACCOUNTS       ASSETS IN             OWNERSHIP
                                                                          ACCOUNTS              IN FUND
-------------------------------------------------------------------------------------------------------------------
O. Thomas Barry III     Registered Investment Companies          7        $783,100,000             None
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          18        $115,660,000
-------------------------------------------------------------------------------------------------------------------
Stephen Shipman         Registered Investment Companies          7        $783,100,000           $1 - $10,000
-------------------------------------------------------------------------------------------------------------------
                        Other Pooled Investment Vehicles         0        $0
-------------------------------------------------------------------------------------------------------------------
                        Other Accounts                          38        $41,220,000
-------------------------------------------------------------------------------------------------------------------

ACCOUNTS WHERE ADVISORY FEE IS BASED ON THE ACCOUNT'S PERFORMANCE. See description under "Small Cap Growth Fund - Bjurman Barry & Associates."

COMPENSATION STRUCTURE. See description under "Small Cap Growth Fund - Bjurman Barry & Associates."

CONFLICTS OF INTEREST. See description under "Small Cap Growth Fund - Bjurman Barry & Associates."

PROXY VOTING PROCEDURES
-----------------------

The Funds have adopted the Sub-Advisors' policies and procedures for voting proxies relating to portfolio securities held by the Funds, including procedures used when a vote presents a conflict between the interests of a Fund's shareholders and those of the Sub-Advisor or its affiliates. Information about how the Funds voted proxies relating to their portfolio securities during the most recent year ending June 30 is available by August 1st of that year without charge, upon request, by calling toll-free 1-800-543-0407 and on the SEC website at http://www.sec.gov. Listed below is a summary of the Sub-Advisors' proxy voting procedures:

TCW INVESTMENT MANAGEMENT COMPANY, LLC. TCW has adopted proxy voting guidelines on issues involving governance, capital structure, mergers and restructuring, board of directors, anti-takeover provisions, compensation and other issues. When voting proxies, TCW's utmost concern is that all decisions be made solely in the interests of the Fund and with the goal of maximizing the value of the Fund's investments. The voting guidelines generally specify whether TCW will vote for or against a particular type of proposal. TCW's underlying philosophy is that its portfolio managers are best able to determine how best to further the Fund's interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee and an outside proxy voting service.

Consistent with the approaches described above, the following are examples of TCW's voting position on specific matters.

      o     TCW will vote for director nominees in uncontested elections.

      o TCW will vote against proposals to authorize preferred stock if the Board has unlimited rights to set the terms and conditions.

      o TCW will vote against proposals to ratify or adopt poison pill plans.

      o TCW will vote against proposals to establish or increase super majority vote requirements.

      o TCW will vote for executive and director compensation plans unless they are dilutive beyond pre-determined levels, in which case such votes will be determined on a case-by-case basis.

      o     TCW will vote for mergers and acquisitions.

If a potential conflict of interest arises, the primary means by which TCW will avoid a conflict is by casting such votes solely in the interests of the Fund and in the interests of maximizing the value of its portfolio holdings. If a conflict of interest arises and the proxy vote is predetermined, TCW will vote accordingly. If a conflict of interest arises and there is no predetermined vote, TCW will refer the vote to an outside service for its consideration in the event the client's relationship is determined to be material to TCW. If TCW identifies a conflict of interest between a portfolio manager and an issuer soliciting proxy votes from TCW clients, the Proxy Committee will cast the vote.

WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC. Westfield's policy is to vote all proxies in the best interest of the Fund in accordance with its fiduciary obligations and applicable law. Westfield has a Proxy Committee composed of individuals from the investment committee, operations staff and compliance department. The Proxy Committee is responsible for setting general policy as to proxies. Westfield has also contracted with The Investor Responsibility Research Center ("IRRC") to assist it in the proxy voting process by providing proxy voting research and maintaining documentation to substantiate the manner in which Westfield votes proxies. Westfield maintains written voting guidelines, that are available on its website, setting forth the voting positions determined by its Proxy Committee on those issues believed most likely to arise day to day. These issues include board-approved proposals (election of directors, executive compensation, capitalization, acquisitions, mergers, reorganizations and anti-takeover measures) and shareholder proposals. Westfield will vote proxies in accordance with these guidelines, subject to two exceptions: 1) if the portfolio manager believes that following the guidelines would not be in the Fund's best interests and 2) for clients with plan assets subject to ERISA, Westfield may accept instructions to vote proxies in accordance with AFL-CIO proxy voting guidelines except when voting in accordance with AFL-CIO guidelines would be inconsistent with ERISA.

The following are examples of Westfield's voting position on specific matters.

      o Westfield will withhold votes for the entire board of directors if the board does not have a majority of independent directors or the board does not have a nominating, audit and compensation committee composed solely of independent directors.

      o Westfield will vote on a case-by-case basis board approved proposals relating to executive compensation. Westfield may vote against executive compensation proposals where compensation is excessive by reasonable corporate standards or where a company fails to provide transparent disclosure of executive compensation.

      o Westfield will vote against board proposals to adopt anti-takeover measures such as a shareholder rights plan, supermajority voting provisions, adoption of fair price provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except Westfield will vote on a case-by-case basis poison pill proposals and proposals to adopt fair price provisions.

If a conflict of interest should arise when voting proxies of an issuer that has a significant business relationship with Westfield, Westfield will vote proxies based solely on the investment merits of the proposal.

FORT WASHINGTON INVESTMENT ADVISORS, INC. Fort Washington's policy is to vote proxies in the best interests of a Fund at all times. Fort Washington has adopted procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of a Fund in accordance with its fiduciary duties and SEC rules governing investment advisers. Reflecting a basic investment philosophy that good management is shareholder focused, proxy votes will generally be cast in support of management on routine corporate matters and in support of any management proposal that is plainly in the interest of all shareholders. Specifically, proxy votes generally will be cast in favor of proposals that:

      o maintain or strengthen the shared interests of stockholders and management;

      o     increase shareholder value; and

      o     maintain or increase shareholder rights generally.

Proxy votes will generally be cast against proposals having the opposite effect of the above. Where Fort Washington perceives that a management proposal, if approved, would tend to limit or reduce the market value of the company's securities, it will generally vote against it. Fort Washington generally supports shareholder rights and recapitalization measures undertaken unilaterally by boards of directors properly exercising their responsibilities and authority, unless such measures could have the effect of reducing shareholder rights or potential shareholder value. In cases where shareholder proposals challenge such actions, Fort Washington's voting position will generally favor not interfering with the directors' proper function in the interest of all shareholders.

Fort Washington may delegate its responsibilities under its proxy voting procedures to a third party, provided that Fort Washington retains final authority and fiduciary responsibility for proxy voting. Fort Washington has retained IRRC to assist it in the proxy voting process and will use IRRC's proxy voting guidelines as a resource in its proxy voting.

Fort Washington will review each proxy to assess the extent, if any, to which there may be a material conflict between it and the interests of a Fund. If Fort Washington determines that a potential conflict may exist, it will be reported to the Proxy Voting Committee. The Proxy Voting Committee is authorized to resolve any conflict in a manner that is in the collective best interests of a Fund (excluding any Fund that may have a potential conflict). The Proxy Voting Committee may resolve a potential conflict in any of the following manners:

      o If the proposal is specifically addressed in the proxy voting procedures, Fort Washington may vote the proxy in accordance with these policies, provided that such pre-determined policy involves little discretion on Fort Washington's part;

      o Fort Washington may engage an independent third party to determine how the proxy should be voted;

      o Fort Washington may establish an ethical wall or other informational barriers between the person involved in the potential conflict and the persons making the voting decision in order to insulate the potential conflict from the decision maker.

TODD INVESTMENT ADVISORS, INC. Todd will vote proxies solely in the best long-term interests of the Fund. Todd has adopted guidelines on key issues such as election of directors, stock incentive plans, expensing of options, severance agreements, takeover provisions, and social and environmental issues. Todd employs Institutional Shareholder Services ("ISS") to help it analyze particular issues. The following are examples of Todd's position on specific matters.

Todd will generally vote for proposals seeking to end the staggered election of directors and prefers that all directors be elected annually.

      o Todd will generally support proposals requiring a majority of independent directors on the board.

      o     Todd prefers to see the separation of Chairman and CEO positions.

      o     Todd prefers that all incumbent directors own company stock.

      o Todd prefers that all stock incentive plans be limited to restricted stock or other truly long-term incentive plans, but recognizes that short-term incentive plans do have a place in providing key executives with a balanced compensation program.

      o     Todd supports proposals requiring the expensing of options.

If a conflict of interest should arise, Todd will inform its Executive Committee of the conflict and notify the Fund why Todd's vote may differ from the Fund's request. Todd will consider a Fund's request but will vote only for what it believes will best advance the long-term interests of the Fund.

MASTRAPASQUA ASSET MANAGEMENT, INC. Mastrapasqua's proxy voting decisions will be made solely in the best interests of the Fund. In voting proxies, Mastrapasqua is required to consider those factors that may affect the value of the Fund's investment and may not subordinate the interest of the Fund to unrelated objectives. Mastrapasqua has adopted guidelines for voting proxies with respect to routine issues, such as board of directors, proxy contest defenses, auditors, acquisitions and mergers, shareholder rights, capital structure, executive and director compensation and social and environmental issues, and its compliance officer will vote routine issues according to these guidelines. Non-routine issues will be voted according to recommendations received from the research department. The following are examples of Mastrapasqua's policies on specific matters:

      o Mastrapasqua will evaluate directors fairly and objectively, rewarding them for significant contributions and holding them ultimately accountable to shareholders for corporate performance. Mastrapasqua will vote for directors on a case-by-case basis.

      o Mastrapasqua will vote against proposals to eliminate cumulative voting.

      o Mastrapasqua will vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

      o Mastrapasqua will vote against proposals that provide that directors may be removed only for cause and for proposals that permit shareholders to elect directors to fill vacancies.

      o Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account the impact of the merger on shareholder value, the anticipated financial and operating benefits, the offering price, the financial viability of the combined companies as a single entity, whether the deal was made in good faith, the changes in corporate governance and their impact on shareholder rights and the impact on community stakeholders and employees in both workforces.

If a material conflict should arise between Mastrapasqua's interest and that of the Fund, Mastrapasqua will vote the proxies in accordance with the recommendation of the research analyst and portfolio manager. A written record will be maintained describing the conflict of interest, the resolution of the conflict and an explanation of how the vote taken was in the Fund's best interest.

BJURMAN, BARRY & ASSOCIATES. Bjurman uses a third party service provider, ISS, to vote all proxies for the Fund. The proxy voting guidelines adopted by Bjurman are provided by ISS. The voting process involves an assessment that results in voting in agreement with company management and/or varying ISS recommendations. Management and ISS recommendations may be identical. In the event Bjurman votes against ISS recommendations, documentation must be prepared to describe the basis for such a decision. Bjurman has adopted proxy voting recommendations on issues involving board of directors, proxy contest defenses, auditors, tender offer defenses, miscellaneous governance provisions, capital structure, executive and director compensation, mergers and corporate restructuring, mutual fund proxies and social and environmental issues. The following are examples of Bjurman's policies on specific matters:

      o Votes on director nominations will be made on a case-by-case basis examining factors such as long-term corporate performance relative to a market index, composition of board and keyboard committees, nominee's attendance at meetings, nominee's investment in the company, whether a retired CEO sits on the board and whether the chairman is also serving as CEO.

      o Bjurman will vote against proposals that provide that directors may be removed only for cause and for proposals giving shareholders the ability to remove directors with or without cause.

      o Bjurman will vote for shareholder proposals that ask a company to submit its poison pills for shareholder ratification.

      o Bjurman will vote on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue and will vote against proposed common stock authorizations that increase the existing authorization by more than 100% unless a clear need for the excess shares is presented by the company.

Bjurman's proxy voting policy does not demonstrate a conflict of interest regarding the Fund's best interests since votes are in accordance with a pre-determined policy based upon the recommendations of ISS. The proxy voting guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Bjurman may not vote in strict adherence to these guidelines.

LONGWOOD INVESTMENT ADVISORS, INC. Longwood's proxy voting policy and procedures are designed to ensure that Longwood votes proxies in the best interest of the Fund and to prevent and detect fraudulent, deceptive or manipulative acts by Longwood and its advisory affiliates. Longwood's policy is to vote proxies in the interest of maximizing shareholder value. To that end, Longwood will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Longwood has contracted with IRRC to assist it in the proxy voting process. Accordingly, IRRC shall be a source of proxy voting research and also maintain the documentation to substantiate the manner in which Longwood votes proxies. In general, Longwood will support management if management's position appears reasonable, is not detrimental to the long-term equity ownership of the corporation and reflects consideration of the impact of societal values and attitudes on the long-term viability of the corporation. The position of management on any resolution will typically not be supported if it:

      o     Would enrich management excessively.

      o Would entrench incumbent officers or members of the board of directors.

      o Would not reflect consideration of short and long-term costs and gains, including effects on the basic human rights of its employees and goodwill both in the U.S. and foreign countries in which the company operates.

      o     Would result in unreasonable costs.

      o     Would disadvantage the corporation relative to other corporations.

      o Would oppose a proposal to have the shareholders approve the selection of an independent auditor.

      o Would not support equal and fair employment practices for all employees.

If Longwood detects a conflict of interest with respect to voting of the Fund's proxies, such conflict will be addressed by IRRC, or another independent third party, to vote proxies that involve such conflict. Any vote cast by IRRC is binding and may not be overridden by Longwood.

NAVELLIER & ASSOCIATES, INC. Navellier's proxy voting policies and procedures are designed to ensure that proxies are voted in an appropriate manner. In the absence of specific voting guidelines from the Fund, Navellier will vote proxies in a manner that is in the best interests of the Fund, which may result in different voting results for proxies for the same issuer. Navellier shall consider only those factors that relate to the Fund's investment or dictated by the Fund's written instructions, including how its vote will economically impact and affect the value of the Fund's investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the Fund). Navellier has adopted specific voting policies for voting proxies with respect to routine issues, such as board of directors, reclassification of common stock and independent auditors. Navellier has adopted specific voting policies for voting non-routine issues, such as mergers and anti-greenmail provisions. The following are examples of Navellier's policies on specific matters involving routine and non-routine issues:

      o Navellier will generally vote for the election of directors (where no corporate governance issues are implicated).

      o Navellier will generally vote for proposals that maintain or increase the rights of shareholders.

      o Navellier will generally vote for management proposals for merger or reorganization if the transaction appears to offer fair value.

If the proxy includes a routine item that implicates corporate governance changes, a non-routine item where no specific policy applies or a conflict of interest where no specific policy applies, Navellier may engage ISS to determine how the proxies should be voted. If an actual or potential conflict is found to exist, written notification of the conflict will be given to the Fund describing Navellier's vote recommendation or requesting the Fund to vote the proxy directly. If the Fund has not responded before the response deadline, Navellier may engage a non-interested party to independently review Navellier's vote recommendation if the vote is in favor of Navellier's interest, cast its vote as recommended if the vote is against Navellier's interest or abstain from voting if Navellier determines this to be in the best interest of the Fund.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone"), 221 East Fourth Street, Cincinnati, Ohio 45202, is the principal distributor of the Trust and, as such, the exclusive agent for distribution of shares of the Funds. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis.

Touchstone currently allows concessions to dealers who sell shares of the Funds. Touchstone receives that portion of the sales charge that is not reallowed to the dealers who sell shares of a Fund. Touchstone retains the entire sales charge on all direct initial investments in a Fund and on all investments in accounts with no designated dealer of record.

For the fiscal year ended March 31, 2005, the aggregate underwriting commissions on sales of the Trust's shares were $2,947,552 of which Touchstone paid $2,275,014 to unaffiliated broker-dealers in the selling network, earned $267,114 as a broker-dealer in the selling network and retained $405,423 in underwriting commissions.

For the fiscal period ended March 31, 2004, the aggregate underwriting commissions on sales of the Trust's shares were $2,328,684 of which Touchstone paid $1,871,231 to unaffiliated broker-dealers in the selling network, earned $140,617 as a broker-dealer in the selling network and retained $316,836 in underwriting commissions.

For the fiscal period ended March 31, 2003, the aggregate underwriting commissions on sales of the Trust's shares were $1,501,520 of which Touchstone paid $1,200,478 to unaffiliated broker-dealers in the selling network, earned $89,601 as a broker-dealer in the selling network and retained $211,441 in underwriting commissions.

Prior to October 6, 2003, shares of the Large Cap Growth Fund were distributed by Navellier Securities Corp. During the fiscal year ended December 31, 2002, the Large Cap Growth Fund did not pay any underwriting commissions to Navellier Securities Corp. During the period October 6, 2003 until December 31, 2003, the aggregate underwriting commissions on sales of the Large Cap Growth Fund's shares were $86,868, of which Touchstone paid $72,079 to unaffiliated broker-dealers in the selling network, earned $2,246 as a broker-dealer in the selling network and retained $12,543 in underwriting commissions.

Touchstone retains the contingent deferred sales charge on redemptions of shares of the Funds that are subject to a contingent deferred sales charge. For the fiscal period ended March 31, 2005, Touchstone collected $192,384, $16,041, $10,187, $2,228, $28,097, $14,841 and $4,008 of contingent deferred sales charges on redemptions of Class B and Class C shares of the Emerging Growth Fund, the Growth Opportunities Fund, the Large Cap Core Equity Fund, the Value Plus Fund, the Large Cap Growth Fund, the Small Cap Growth Fund and the Micro Cap Growth Fund, respectively.

For the fiscal period ended March 31, 2004, Touchstone collected $142,079, $8,470, $14,836, $5,930, $10,788 and $3,061 of contingent deferred sales charges on redemptions of Class B and Class C shares of the Emerging Growth Fund, Large Cap Core Equity Fund, Growth Opportunities Fund, Large Cap Growth Fund, Small Cap Growth Fund and Value Plus Fund, respectively.

For the fiscal year ended March 31, 2003, Touchstone collected $113,872, $8,535, $21,126, $1,268 and $1,009 of contingent deferred sales charges on redemptions of Class B and Class C shares of the Emerging Growth Fund, the Large Cap Core Equity Fund, the Growth Opportunities Fund, the Small Cap Growth Fund and the Value Plus Fund, respectively. For the period October 6, 2003 to December 31, 2003, Touchstone collected $2,396 of contingent deferred sales charges on redemptions of Class B and Class C shares of the Large Cap Growth Fund.

Ms. McGruder may be deemed to be an affiliate of Touchstone because she is a Director of Touchstone and an officer of affiliates of Touchstone. Mr. Barrett may be deemed to be an affiliate of Touchstone because he is President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone, and an officer of other affiliates of Touchstone. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

Touchstone may from time to time pay from its own resources cash bonuses or other incentives to selected dealers in connection with the sale of shares of the Funds. On some occasions, such bonuses or incentives may be conditioned upon the sale of a specified minimum dollar amount of the shares of the Funds and/or other funds in the Touchstone Funds during a specific period of time. Such bonuses or incentives may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and other dealer-sponsored programs or events. The Advisor, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. The Advisor may also reimburse Touchstone for making these payments.

The Funds may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Funds for which the dealer is designated as the party responsible for the account. See "Distribution Plans" below.

DISTRIBUTION PLANS
------------------

CLASS A SHARES. The Funds have adopted a plan of distribution (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act which permits a Fund to pay for expenses incurred in the distribution and promotion of its shares, including but not limited to, the printing of prospectuses, SAIs, and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with Touchstone. The Class A Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of .25% of the average daily net assets of Class A shares of a Fund. Unreimbursed expenses will not be carried over from year to year.

For the fiscal year ended March 31, 2005, the aggregate distribution-related expenditures of the Growth Opportunities Fund, the Emerging Growth Fund, the Value Plus Fund, the Large Cap Growth Fund, the Large Cap Core Equity Fund, the Small Cap Growth Fund and the Micro Cap Growth Fund under the Class A Plan were $234,469, $1,300,944, $185,291, $349,244, $22,729, $110,106 and $36,353,
respectively. Payments were to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

CLASS B SHARES. Each Fund (except the Micro Cap Growth Fund) has also adopted a plan of distribution (the "Class B Plan") with respect to its Class B shares. The Class B Plan provides for two categories of payments. First, the Class B Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class B shares, which may be paid to other dealers based on the average value of

Class B shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class B shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class B shares, costs of advertising and promotion and any other expenses related to the distribution of the Class B shares. Unreimbursed expenditures will not be carried over from year to year. A Fund may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class B shares owned by their clients, in addition to the .25% account maintenance fee described above.

For the fiscal year ended March 31, 2005, the aggregate distribution-related expenditures of the Growth Opportunities Fund, the Emerging Growth Fund, the Value Plus Fund, the Large Cap Growth Fund, the Large Cap Core Equity Fund and the Small Cap Growth Fund under the Class B Plan were $32,439, $679,730, $8,469, $52,367, $16,550 and $81,062, respectively. Payments were to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

CLASS C SHARES. The Funds have also adopted a plan of distribution (the "Class C Plan") with respect to their Class C shares. The Class C Plan provides for two categories of payments. First, the Class C Plan provides for the payment to Touchstone of an account maintenance fee, in an amount equal to an annual rate of .25% of the average daily net assets of the Class C shares, which may be paid to other dealers based on the average value of Class C shares owned by clients of such dealers. In addition, a Fund may pay up to an additional .75% per annum of the daily net assets of the Class C shares for expenses incurred in the distribution and promotion of the shares, including prospectus costs for prospective shareholders, costs of responding to prospective shareholder inquiries, payments to brokers and dealers for selling and assisting in the distribution of Class C shares, costs of advertising and promotion and any other expenses related to the distribution of the Class C shares. Unreimbursed expenditures will not be carried over from year to year. The Funds may make payments to dealers and other persons in an amount up to .75% per annum of the average value of Class C shares owned by their clients, in addition to the .25% account maintenance fee described above.

For the fiscal year ended March 31, 2005, the aggregate distribution-related expenditures of the Growth Opportunities Fund, the Emerging Growth Fund, the Value Plus Fund, the Large Cap Growth Fund, the Large Cap Core Equity Fund, the Small Cap Growth Fund and the Micro Cap Growth Fund under the Class C Plan were $249,638, $2,723,578, $18,720, $177,149, $19,913, $171,208 and $57,292,
respectively. Payments were to broker-dealers and others for advertising, printing and mailing, asset growth and retention and other expenses.

GENERAL INFORMATION. Agreements implementing the Plans (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plans are made in accordance with written agreements. Some financial intermediaries charge fees in excess of the amounts available under the Plans, in which case the Advisor pays the additional fees.

The continuance of the Plans and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees who have no direct or indirect financial interest in the Plans or any Implementation Agreement at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event a Plan is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for expenses incurred by Touchstone after the termination date. The Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plans must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the Plans, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plans should assist in the growth of the Funds which will benefit each Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plans will be renewed only if the Trustees make a similar determination for each subsequent year of the Plans. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plans are in effect, all amounts spent by the Funds pursuant to the Plans and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all the shares of the Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

Jill T. McGruder and John F. Barrett, as interested persons of the Trust, may be deemed to have a financial interest in the operation of the Plans and the Implementation Agreements.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Funds and the placing of the Funds' securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisors and are subject to review by the Advisor and the Board of Trustees. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for a Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

Set forth below are the brokerage commissions paid by the Funds during their three most recent fiscal periods:

---------------------------------------------------------------------------------------
NAME OF FUND                             PERIOD ENDED            COMMISSION AMOUNT
---------------------------------------------------------------------------------------
Growth Opportunities Fund                3-31-05                 $   211,648
---------------------------------------------------------------------------------------
Growth Opportunities Fund                3-31-04                 $   201,825
---------------------------------------------------------------------------------------
Growth Opportunities Fund                3-31-03                 $   177,061
---------------------------------------------------------------------------------------
Large Cap Core Equity Fund               3-31-05                 $       772
---------------------------------------------------------------------------------------
Large Cap Core Equity Fund               3-31-04                 $     5,112
---------------------------------------------------------------------------------------
Large Cap Core Equity Fund               3-31-03                 $    12,631
---------------------------------------------------------------------------------------
Emerging Growth Fund                     3-31-05                 $ 2,344,174
---------------------------------------------------------------------------------------
Emerging Growth Fund                     3-31-04                 $ 1,928,861
---------------------------------------------------------------------------------------
Emerging Growth Fund                     3-31-03                 $ 1,154,702
---------------------------------------------------------------------------------------
Value Plus Fund                          3-31-05                 $    62,106
---------------------------------------------------------------------------------------
Value Plus Fund                          3-31-04                 $    80,331
---------------------------------------------------------------------------------------
Value Plus Fund                          3-31-03                 $   164,914
---------------------------------------------------------------------------------------
Small Cap Growth Fund                    3-31-05                 $   955,074
---------------------------------------------------------------------------------------
Small Cap Growth Fund                    3-31-04                 $   546,008
---------------------------------------------------------------------------------------
Small Cap Growth Fund*                   3-31-03                 $   112,858
---------------------------------------------------------------------------------------
Large Cap Growth Fund                    3-31-05                 $   486,588
---------------------------------------------------------------------------------------
Large Cap Growth Fund**                  3-31-04                 $    94,172
---------------------------------------------------------------------------------------
Micro Cap Growth Fund***                 3-31-05                 $   232,462
---------------------------------------------------------------------------------------

*     From October 21, 2002 to March 31, 2003
**    From October 1, 2003 to March 31, 2004.
***   From June 22, 2004 to March 31, 2005

The higher commissions paid by the Small Cap Growth Fund during the fiscal years ended March 31, 2005 and 2004 are due to increased assets. The higher commissions paid by the Large Cap Growth Fund during the fiscal year ended March 31, 2005 are due to increased assets. The lower commissions paid by the Large Cap Core Equity Fund during the fiscal year ended March 31, 2005 are due to low portfolio turnover.

Each Sub-Advisor is specifically authorized to pay a broker who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor's overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

During the fiscal period ended March 31, 2005, the amount of brokerage transactions and related commissions for the Funds directed to brokers due to research services provided were as follows:

                                BROKERAGE TRANSACTIONS    BROKERAGE COMMISSIONS
                                DIRECTED TO RESEARCH      FROM RESEARCH
                                --------------------      -------------
Growth Opportunities Fund       $ 105,975,807             $ 189,018
Emerging Growth Fund            $ 279,596,278             $ 408,109
Value Plus Fund                 $  12,688,279             $  13,872
Small Cap Growth Fund           $  19,063,479             $  32,070
Large Cap Growth Fund           $  89,506,603             $ 131,818
Micro Cap Growth Fund           $     153,120             $     500

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Funds and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Funds and the Sub-Advisors, it is not possible to place a dollar value on it. Research services furnished by brokers through whom a Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with a Fund.

The Funds have no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Funds may effect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. A Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Funds do not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Funds with other brokers. The Funds may direct transactions to certain brokers in order to reduce brokerage commissions through a commission recapture program offered by Lynch Jones & Ryan, Inc.
The Funds may also participate in a custody offset program offered by Brown Brothers Harriman & Co. ("BBH"), the Trust's custodian, that provides a custody offset credit and a low commission rate for agency trades that do not include research services placed through BBH's brokerage firm. Under the BBH custody offset program, any payments or benefits accrued by or credited to a particular Fund are applied against the Fund's gross expenses. Accordingly, in the event the Advisor waives or limits its fees or assumes other expenses of a Fund in accordance with the Expense Limitation Agreement or Sponsor Agreement described herein (collectively, "expense reimbursements"), payments or benefits accrued or credited to the Fund under the custody offset program may reduce the expense reimbursements owed by the Advisor to the Fund.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the respective Fund Sub-Advisor's other clients. Investment decisions for a Fund and for the Fund Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, it is believed that the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

During the fiscal period ended March 31, 2005, the Funds acquired common stock of the Trust's regular broker-dealers as follows:

-------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF SHARES        MARKET VALUE
FUND                              BROKER-DEALER                      AT 3-31-05            AT 3-31-05
-------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund         Goldman Sachs Group                  27,000             $ 2,969,730
Growth Opportunities Fund         Merrill Lynch & Co., Inc.            46,500             $ 2,631,900
Small Cap Growth Fund             Knight Trading Group, Inc.          294,700             $ 2,840,908
----------------------------------------------------------------------------------------------------------------

CODE OF ETHICS
--------------

The Trust, the Advisor, the Sub-Advisors and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits Fund personnel to invest in securities for their own accounts and may permit personnel to invest in securities that may be purchased by a Fund. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisors and Touchstone is on public file with, and is available from, the SEC.

PORTFOLIO TURNOVER
------------------

A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. High turnover may result in a Fund recognizing greater amounts of income and capital gains, which would increase the amount of commissions. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period. The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when the Sub-Advisor believes that portfolio changes are appropriate. A Fund may engage in active trading to achieve its investment goals and, as a result, may have substantial portfolio turnover.

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------

The Touchstone Funds have adopted policies and procedures for disclosing the Funds' portfolio securities to any person requesting this information. These policies and procedures are monitored on an on-going basis by the Board of Trustees through periodic reporting by the Funds' Chief Compliance Officer. No compensation will be received by the Fund, the Advisor, or any other party in connection with the disclosure of information about portfolio securities. The procedures prohibit the disclosure of portfolio holdings except under the following conditions:

      1) Routine shareholder reports filed quarterly with the SEC within 60 days after the quarter-end and routine shareholder reports distributed to shareholders within 60 days after the six-month end;
      2)    A routine request made by a Sub-Advisor for a Fund that it manages;
      3) For use in preparing and distributing routine periodic reporting to market data agencies (Morningstar, Lipper, Bloomberg, Standard & Poor's and Thompson Financial);
      4) A request by executive officers of the Advisor for routine oversight and management purposes;
      5) For use in preparing and distributing routine shareholder reports, including disclosure to Ernst & Young LLP, (the Trust's public accounting firm), Chirp! Typesetting and Design, (typesetter) and Financial Graphic Services (printer).

The Funds provide their full holdings to various market data agencies as of the end of a calendar month, within one to ten business days after month end. All other disclosures are made in accordance with the requests of the parties indicated above. Employees of Touchstone Investments and the Funds' Sub-Advisor that are access persons under the Funds' Code of Ethics have access to Fund holdings on a regular basis, but are subject to confidentiality requirements and trading prohibitions in the Code of Ethics. In addition, custodians of the Funds' assets and the Funds' accounting services agent, each of whose agreements contains a confidentiality provision, have access to the current Fund holdings on a daily basis.

The Chief Compliance Officer is authorized to determine whether disclosure of a Fund's portfolio securities is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. Any conflict between the interests of shareholders and the interests of the Advisor, Touchstone, or any affiliates, will be reported to the Board, which will make a determination that is in the best interests of shareholders.

CALCULATION OF SHARE PRICE AND PUBLIC OFFERING PRICE
----------------------------------------------------

The share price or net asset value ("NAV") and the public offering price (NAV plus applicable sales load) of shares of the Funds are determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m. eastern standard time), each day the Trust is open for business. The Trust is open for business every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days when there is sufficient trading in a Fund's portfolio securities that its NAV might be materially affected. If a Fund holds foreign securities, they may be primarily listed on foreign exchanges or traded in foreign markets that are open on days (such as Saturdays and U.S. holidays) when the New York Stock Exchange is not open for business. As a result the NAV of a Fund holding foreign securities may be significantly affected by trading on days when the Trust is not open for business. For a description of the methods used to determine the share price and the public offering price, see "Pricing of Fund Shares" in the Prospectuses.

Securities held by a Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees. Any debt securities held by a Fund for which market quotations are not readily available are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities. The Funds may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Funds may use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The Funds may also use fair value pricing if the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund's NAV calculation. The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

CHOOSING A SHARE CLASS
----------------------

The Emerging Growth Fund, Value Plus Fund, Large Cap Core Equity Fund and Growth Opportunities Fund offer three classes of shares: Class A, Class B and Class C shares. The Micro Cap Growth Fund offers three classes of shares: Class A, Class C and Class I shares. The Large Cap Growth Fund and the Small Cap Growth Fund offer four classes of shares: Class A, Class B, Class C and Class I shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges, distribution expense amounts and shareholder features. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced front-end sales charges or, in the case of purchases of $1 million or more, no initial sales charge, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without an initial sales charge so the entire purchase price is immediately invested in a Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because a Fund's future returns cannot be predicted, there can be no assurance that this would be the case. If you participate in an asset allocation program offered by a selected financial advisor and your initial investment in the Small Cap Growth Fund, Micro Cap Growth Fund or Large Cap Growth Fund is $10,000 or more, you may find Class I shares attractive since Class I shares are sold without a sales charge or 12b-1 distribution fee. However, you must pay your financial advisor an annual fee and meet the financial advisor's minimum investment requirements in order to participate in the asset allocation program offered by your financial advisor.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many financial advisors throughout the country that may provide assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes these value-added services can benefit you through market cycles.

Finally, you should consider the effect of the contingent deferred sales charge ("CDSC") and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower CDSC upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares, therefore, are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately eight years and will be subject to only a .25% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer-term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares.

Below is a chart comparing the sales charges, 12b-1 fees and conversion features for each share class:

CLASS      SALES CHARGE                                    12B-1 FEE     CONVERSION  FEATURE
---------------------------------------------------------------------------------------------------------------
A          Maximum of 5.75% initial sales charge             0.25%         None
           reduced for purchases of $50,000 and
           over; shares sold without an initial sales
           charge may be subject to a 1.00% CDSC
           during 1st year if a commission was paid
           to a dealer

B          Maximum 5.00% CDSC during 1st year,               1.00%        Class B  Shares automatically
           which decreases incrementally and is                           convert to Class A shares
           0 after 6 years                                                after  approximately 8 years

C          1.00% CDSC during 1st year                        1.00%         None

I          None                                              None          None
---------------------------------------------------------------------------------------------------------------

CLASS A SHARES. Class A shares are sold at NAV plus an initial sales charge as shown in the table below. In some cases, reduced or waived initial sales charges for the purchase of Class A shares may be available, as described below. Class A shares are also subject to an annual 12b-1 distribution fee of up to .25% of a Fund's average daily net assets allocable to Class A shares.

                                           Sales             Sales           Dealer
                                           Charge as         Charge as %     Reallowance
                                           % of Offering     of Net Amount   as  % of Net
                                           Price             Invested        Amount Invested
                                           -------------   ---------------   -------------
Less than $50,000                            5.75%            6.10%             5.00%
$50,000 but less than $100,000               4.50%            4.71%             3.75%
$100,000 but less than $250,000              3.50%            3.63%             2.75%
$250,000 but less than $500,000              2.95%            3.04%             2.25%
$500,000 but less than $1,000,000            2.25%            2.30%             1.75%
$1,000,000 or more                           None             None

For initial purchases of Class A shares of $1 million or more and subsequent purchases further increasing the size of the account, participating unaffiliated dealers may receive compensation of up to 1.00% of such purchases from Touchstone according to the following schedule:

Amount of Investment                                 Dealer Fee
--------------------                                 -----------
$1 million but less than $3 million                    1.00%
$3 million but less than $5 million                    0.75%
$5 million but less than $25 million                   0.50%
$25 million or more                                    0.25%

Touchstone does not have an annual reset for these fees. In determining a dealer's eligibility for such commission, purchases of Class A shares of the Funds may be aggregated with concurrent purchases of Class A shares of other Touchstone Funds. If a commission was paid to a participating unaffiliated dealer and the Class A shares are redeemed within a year of their purchase, a CDSC of 1.00% will be charged on the redemption. Dealers should contact Touchstone for more information on the calculation of the dealer's commission in the case of combined purchases.

An exchange from other Touchstone funds will not qualify for payment of the dealer's commission unless the exchange is from a Touchstone fund with assets as to which a dealer's commission or similar payment has not been previously paid. No commission will be paid if the purchase represents the reinvestment of a redemption from a Fund made during the previous twelve months. Redemptions of Class A shares may result in the imposition of a CDSC if the dealer's commission described in this paragraph was paid in connection with the purchase of such shares. See "CDSC for Certain Redemptions of Class A shares" below.

CLASS B SHARES. Class B shares are sold at NAV without an initial sales charge. Class B shares are subject to a CDSC if you redeem Class B shares within 6 years of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A CDSC will not be imposed upon redemptions of Class B shares held for at least six years. The amount of sales charge will depend on how long you have held your shares, as set forth in the following table:

YEAR SINCE PURCHASE         CDSC AS A % OF AMOUNT
PAYMENT MADE                SUBJECT TO CHARGE
--------------------------------------------------------
First                           5.00%
Second                          4.00%
Third                           3.00%
Fourth                          2.00%
Fifth                           1.00%
Sixth                           1.00%
Seventh and thereafter*         None

* Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years.

Class B shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES. Class C shares are sold at NAV, without an initial sales charge and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

CLASS I SHARES. Class I shares are sold at NAV, without an initial sales charge and are not subject to a 12b-1 fee or CDSC, but may be subject to higher initial investment requirements than other classes of shares of a Fund. Class I shares are only offered through certain broker-dealers or financial institutions that have distribution agreements with Touchstone. These agreements are generally limited to discretionary managed, asset allocation, or wrap products offered by broker-dealers and financial institutions and may be subject to fees by the participating broker-dealer or financial institution.

ADDITIONAL INFORMATION ON THE CDSC

The CDSC is waived under the following circumstances:

      o Any partial or complete redemption following death or disability (as defined in the Internal Revenue Code) of a shareholder (including one who owns the shares with his or her spouse as a joint tenant with rights of survivorship) from an account in which the deceased or disabled is named. Touchstone may require documentation prior to waiver of the charge, including death certificates, physicians' certificates, etc.

      o Redemptions from a systematic withdrawal plan. If the systematic withdrawal plan is based on a fixed dollar amount or number of shares, systematic withdrawal redemptions are limited to no more than 10% of your account value or number of shares per year, as of the date the transfer agent receives your request. If the systematic withdrawal plan is based on a fixed percentage of your account value, each redemption is limited to an amount that would not exceed 10% of your annual account value at the time of withdrawal.

      o Redemptions from retirement plans qualified under Section 401 of the Internal Revenue Code. The CDSC will be waived for benefit payments made by Touchstone directly to plan participants. Benefit payments will include, but are not limited to, payments resulting from death, disability, retirement, separation from service, required minimum distributions (as described under IRC Section 401(a)(9)), in-service distributions, hardships, loans and qualified domestic relations orders. The CDSC waiver will not apply in the event of termination of the plan or transfer of the plan to another financial institution.

      o Redemptions that are mandatory withdrawals from a traditional IRA account after age 70 1/2.

GENERAL. All sales charges imposed on redemptions are paid to Touchstone. In determining whether the CDSC is payable, it is assumed that shares not subject to the CDSC are the first redeemed followed by other shares held for the longest period of time. The CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

CDSC FOR CERTAIN REDEMPTIONS OF CLASS A SHARES. A CDSC is imposed upon certain redemptions of Class A shares of the Funds (or shares into which such Class A shares were exchanged) purchased at NAV in amounts totaling $1 million or more, if the dealer's commission described above was paid by Touchstone and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to Touchstone and will be equal to the commission percentage paid at the time of purchase as applied to the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed, or (2) the NAV of such Class A shares at the time of redemption. If a purchase of Class A shares is subject to the CDSC, you will be notified on the confirmation you receive for your purchase. Redemptions of such Class A shares of the Funds held for at least one year will not be subject to the CDSC.

EXAMPLE. The following example will illustrate the operation of the CDSC.
Assume that you open an account and purchase 1,000 shares at $10 per share and that six months later the NAV per share is $12 and, during such time, you have acquired 50 additional shares through reinvestment of distributions. If at such time you should redeem 450 shares (proceeds of $5,400), 50 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 400 shares, the charge is applied only to the original cost of $10 per share and not to the increase in NAV of $2 per share. Therefore, $4,000 of the $5,400 redemption proceeds will pay the charge. At the rate of 5.00%, the CDSC would be $200 for redemptions of Class B shares. At the rate of 1.00%, the CDSC would be $40 for redemptions of Class C shares. In determining whether an amount is available for redemption without incurring a deferred sales charge, the purchase payments made for all shares in your account are aggregated.

EXAMPLE. The following example will illustrate the operation of the CDSC for Class B shares. Assume that you open an account and purchase 1,000 shares at $10 per share and that twenty-eight months later the NAV per share is $14 and, during such time, you have acquired (a) 150 additional shares through reinvestment of distributions and (b) 500 shares through purchases at $11 per share during the second year. If at such time you should redeem 1,450 shares (proceeds of $20,300), 150 shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 1,300 shares, the charge is applied only to the (a) original cost of $10 per share for the first 1,000 shares and not to the increase in NAV of $4 per share and (b) to the original cost of $11 per share for the next 300 shares and not to the increase in NAV of $3 per share. Therefore, $18,200 of the $20,300 redemption proceeds will pay the charge. The redemption of the first 1,000 shares is in the third year of the CDSC schedule and will be charged at the rate of 3.00%, or $300. The redemption of the next 300 shares is in the second year of the CDSC schedule and will be charged at the rate of 4.00%, or $132. After this transaction is completed, the account has 200 shares remaining with an initial purchase value of $11 per share and these shares are in the second year of the CDSC schedule.

OTHER PURCHASE AND REDEMPTION INFORMATION
-----------------------------------------

WAIVER OF MINIMUM INVESTMENT REQUIREMENTS. The minimum and subsequent investment requirements for purchases in the Funds may not apply to:

1. Any director, officer or other employee (and their immediate family members) of The Western and Southern Life Insurance Company or any of its affiliates or any portfolio advisor or service provider to the Trust.
2. Any employee benefit plan that is provided administrative services by a third-party administrator that has entered into a special service arrangement with Touchstone.

The minimum investment waivers are not available for Class I shares of the Funds.

WAIVER OF CLASS A SALES CHARGE FOR WESTERN-SOUTHERN AFFILIATES. In addition to the purchasers described in the Prospectus who may waive the sales charge on purchases of Class A shares, there is no front-end sales charge on purchases by any director, officer or other employee (and their immediate family members*) of The Western and Southern Financial Group or any of its affiliates, or any portfolio advisor or service provider to the Trust. Exemptions must be qualified in advance by Touchstone. At the option of the Trust, the front-end sales charge may be included on purchases by such persons in the future.

*Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a director, officer or employee. The term "employee" is deemed to include current and retired employees.

WAIVER OF LARGE CAP GROWTH FUND CLASS A SALES CHARGE FOR FORMER NAVELLIER SHAREHOLDERS. Effective October 6, 2003, sales charges do not apply to Class A shares of the Large Cap Growth Fund purchased by former shareholders of the Navellier Performance Large Cap Growth Portfolio who are purchasing additional shares for their account or opening new accounts in the Large Cap Growth Fund.

PURCHASES IN KIND. Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to shares of common stock, provided the acquisition of such securities is consistent with the Fund's investment objectives and is otherwise acceptable to the Advisor.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable. The Trust has filed an irrevocable election with the SEC under Rule 18f-1 of the 1940 Act wherein the Funds are committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of $250,000 or 1% of a Fund's NAV at the beginning of such period.

TAXES
-----

The Trust intends to qualify annually and to elect that each Fund be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of March 31, 2005, the following Funds had capital loss carryforwards for federal income tax purposes.

                                               AMOUNT     EXPIRATION DATE
-------------------------------------------------------------------------
Growth Opportunities Fund                 $ 2,005,441     March 31, 2009
                                          $22,448,509     March 31, 2010
                                          $21,975,058     March 31, 2011
                                          $17,098,132     March 31, 2012
                                          $ 1,976,702     March 31, 2013

Large Cap Core Equity Fund                $    99,480     March 31, 2009
                                          $    24,780     March 31, 2010
                                          $   414,728     March 31, 2011
                                          $ 1,025,778     March 31, 2012
                                          $    11,425     March 31, 2013

Value Plus Fund                           $ 4,556,010     March 31, 2011
                                          $ 8,129,338     March 31, 2012

Large Cap Growth Fund*                    $ 1,492,563     March 31, 2008
                                          $17,152,658     March 31, 2009
                                          $14,651,843     March 31, 2010
                                          $19,675,611     March 31, 2011
                                          $ 3,322,314     March 31, 2012
                                          $ 1,798,659     March 31, 2013

Micro Cap Growth Fund                     $ 1,123,992     March 31, 2013

Small Cap Growth Fund                     $ 1,952,789     March 31, 2013
------------------------------------------------------------------------
* A portion of these capital loss carryforwards may be limited under tax regulations.

Each Fund shareholder will receive, if appropriate, various written notices at the end of the calendar year as to the federal income status of his dividends and distributions that were received from the Fund during the year. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions.

FOREIGN TAXES. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of each applicable Fund's assets to be invested in various countries will vary. If the Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities, such as the corresponding Fund, which have invested in the Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the corresponding Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country. The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

DISTRIBUTIONS. Dividends paid out of the Fund's investment company taxable income will be taxable to U.S. shareholders, other than corporations, at the qualified dividend income rate of 15%, or 5% for lower income levels and may qualify for the corporate dividends-received deduction, to the extent derived from qualified dividend income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

SALE OF SHARES. Any gain or loss realized by a shareholder upon the sale or other disposition of any shares of a Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

TIMING OF INVESTMENT. At the time of a shareholder's purchase of a Fund's shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such shareholder even if the NAV of the shareholder's shares is, as a result of the distributions, reduced below the shareholder's cost for such shares and the distributions economically represent a return of a portion of the investment.

FOREIGN WITHHOLDING TAXES. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup-withholding rate is 28%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

FOREIGN SHAREHOLDERS. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

OTHER TAXATION. Shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

UNCASHED DISTRIBUTION CHECKS. If you have chosen to receive your distributions in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 90 days, your dividends may be reinvested in your account at the then current NAV and any future distributions will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution checks.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

From time to time, the Funds may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                P (1 + T)  = ERV

Where:

P   = a hypothetical initial payment of $1,000
T   = average annual total return
n   = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUNDS FOR THE PERIODS ENDED MARCH 31, 2005 ARE AS FOLLOWS:

Growth Opportunities Fund (Class A)
-----------------------------------
1 Year                                          -6.47%
5 Years                                        -12.23%
Since inception (9-29-95)                        8.85%

Growth Opportunities Fund (Class B)
-----------------------------------
1 Year                                          -5.89%
Since inception (5-1-01)                        -7.68%

Growth Opportunities Fund (Class C)
-----------------------------------
1 Year                                          -1.61%
5 Years                                        -11.93%
Since inception (8-2-99)                        -1.18%

Large Cap Core Equity Fund (Class A)
------------------------------------
1 Year                                          -0.79%
Since inception (5-1-00)                        -1.80%

Large Cap Core Equity Fund (Class B)
------------------------------------
1 Year                                           0.55%
Since inception (5-1-01)                        -0.51%

Large Cap Core Equity Fund (Class C)
------------------------------------
1 Year                                           4.52%
Since inception (5-16-00)                       -1.23%

Emerging Growth Fund (Class A)
------------------------------
1 Year                                          -1.88%
5 Years                                          5.25%
10 Years                                        14.63%

Emerging Growth Fund (Class B)
------------------------------
1 Year                                          -0.53%
Since inception (5-1-01)                         6.11%

Emerging Growth Fund (Class C)
------------------------------
1 Year                                           3.36%
5 Years                                          5.74%
10 Years*                                       14.44%

Value Plus Fund (Class A)
-------------------------
1 Year                                           0.22%
5 Years                                         -0.07%
Since inception (5-1-98)                         2.41%

Value Plus Fund (Class B)
-------------------------
1 Year                                           1.55%
Since inception (5-1-01)                        -1.34%

Value Plus Fund (Class C)
-------------------------
1 Year                                           5.62%
5 Years                                          0.50%
Since inception (5-1-98)*                        2.40%

Small Cap Growth Fund (Class A)
-------------------------------
1 Year                                          -8.04%
Since inception (10-21-02)                      18.43%

Small Cap Growth Fund (Class B)
-------------------------------
1 Year                                          -6.92%
Since inception (10-21-02)                      19.57%

Small Cap Growth Fund (Class C)
-------------------------------
1 Year                                          -3.15%
Since inception (10-21-02)                      20.54%

Small Cap Growth Fund (Class I)
-------------------------------
Since inception (5-5-04)                         2.29%

Large Cap Growth Fund (Class A)
-------------------------------
1 Year                                           8.00%
5 Years                                         -8.01%
Since inception (12-19-97)                       9.02%

Large Cap Growth Fund (Class B)
-------------------------------
1 Year                                           9.69%
Since inception (10-6-03)                       14.81%

Large Cap Growth Fund (Class C)
-------------------------------
1 Year                                          13.81%
Since inception (10-6-03)                       17.39%

Large Cap Growth Fund (Class I)
-------------------------------
Since inception (11-10-04)                       8.29%

Micro Cap Growth Fund (Class A)
-------------------------------
Since inception (6-22-04)                        4.34%

Micro Cap Growth Fund (Class C)
-------------------------------
Since inception (6-22-04)                        9.10%

Micro Cap Growth Fund (Class I)
-------------------------------
Since inception (10-4-04)                       12.84%

* Date reflects inception of the predecessor. The predecessor was a series of Select Advisors Trust C that was reorganized into Touchstone Series Trust, the Funds' previous Trust, on December 31, 1998.

Each Fund may also advertise total return (a "nonstandardized quotation") that is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable sales charge, which, if included, would reduce total return.

THE TOTAL RETURNS OF THE FUNDS AS CALCULATED IN THIS MANNER FOR EACH OF THE LAST TEN FISCAL PERIODS ARE AS FOLLOWS:

----------------------------------------------------------------------------------------------------------------------------------

             Growth Opportunities Fund       Large Cap Core Equity Fund          Small Cap Growth Fund            Micro Cap Growth
                                                                                                                        Fund
----------------------------------------------------------------------------------------------------------------------------------
Period        Cl A       Cl B       Cl C          Cl A       Cl B      Cl C       Cl A       Cl B       Cl C        Cl A      Cl C
Ended
----------------------------------------------------------------------------------------------------------------------------------
3-31-96     14.50%(1)
----------------------------------------------------------------------------------------------------------------------------------
3-31-97     11.82%
----------------------------------------------------------------------------------------------------------------------------------
3-31-98     36.73%
----------------------------------------------------------------------------------------------------------------------------------
3-31-99     29.89%
----------------------------------------------------------------------------------------------------------------------------------
3-31-00     88.88%                76.52%(2)
----------------------------------------------------------------------------------------------------------------------------------
3-31-01    -38.42%               -38.89%       -11.80%(3)            -12.35%(4)
----------------------------------------------------------------------------------------------------------------------------------
3-31-02     -8.96%   -21.81%(5)   -9.93%         3.86%     -3.60%(5)   3.00%
----------------------------------------------------------------------------------------------------------------------------------
3-31-03    -30.14%   -31.78%     -31.55%       -26.19%    -26.70%    -26.32%     -2.20%(6)   -2.50%(6)  -2.60%(6)
----------------------------------------------------------------------------------------------------------------------------------
3-31-04     42.20%    42.70%      42.89%        36.41%     35.37%     35.38%     68.02%      66.99%     67.26%
----------------------------------------------------------------------------------------------------------------------------------
3-31-05     -0.78%    -1.96%      -1.61%         5.32%      4.55%      4.52%     -2.43%      -3.15%     -3.15%   10.70%(7) 10.10%(7)
-----------------------------------------------------------------------------------------------------------------------------------

(1)   Since public offering on September 29, 1995
(2)   Since public offering on August 2, 1999
(3)   Since public offering on May 1, 2000
(4)   Since public offering on May 16, 2000
(5)   Since public offering on May 1, 2001
(6)   Since public offering on October 21, 2002
(7)   Since public offering on June 22, 2004


Class I Shares
------------------------------------------------------------------------------------------------------------------
Period Ended            Small Cap Growth Fund          Large Cap Growth Fund           Micro Cap Growth Fund
------------------------------------------------------------------------------------------------------------------
3-31-05                 2.29%(1)                       8.29%(2)                        12.84%(3)
------------------------------------------------------------------------------------------------------------------

(1) Since public offering on May 5, 2004
(2) Since public offering on November 10, 2004
(3) Since public offering on October 4, 2004

-------------------------------------------------------------------------------------------------------
                         Emerging Growth Fund                    Value Plus Fund
-------------------------------------------------------------------------------------------------------
Period Ended      Class A(1)  Class B(3)  Class C(1)          Class A(2)     Class B(3)   Class C(2)
-------------------------------------------------------------------------------------------------------
12-31-96             10.56%                  9.67%
12-31-97             32.20%                 30.67%
12-31-98              2.65%                  1.95%             4.29%                         2.60%
12-31-99             45.85%                 44.86%            15.51%                        14.24%
12-31-00             25.92%                 24.58%             1.91%                         1.87%
3-31-01              -4.95%                 -5.91%            -0.74%                        -0.89%
3-31-02              22.72%      11.35%     22.09%             2.34%           -5.01%        1.60%
3-31-03             -27.90%     -30.34%    -30.27%           -28.59%          -29.05%      -29.08%
3-31-04              56.44%      59.86%     59.68%            37.04%           36.04%       35.89%
3-31-05              4.13%        3.37%      3.36%             6.34%            5.55%        5.62%
-------------------------------------------------------------------------------------------------------

(1) Since public offering on October 3, 1994. Date of Class C offering reflects inception of the predecessor series.
(2) Since public offering on May 1, 1998. Date of Class C offering reflects inception of the predecessor series.
(3)   Since public offering on May 1, 2001

------------------------------------------------------------
                             Large Cap Growth Fund
------------------------------------------------------------
Period Ended          Class A    Class B   Class C
------------          -------    -------   -------

12-31-97               2.56%(1)
12-31-98              41.17%
12-31-99              63.03%
12-31-00              -7.66%
12-31-01             -23.47%
12-31-02             -26.70%
12-31-03              35.60%       6.80%(1)    6.80%(1)
3-31-04               38.70%      11.59%      11.59%
3-31-05               14.62%      13.69%      13.81%
------------------------------------------------------------
(1) Class A shares began their offering on December 19, 1997. Class B and Class C shares began their offering on October 6, 2003.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable sales charge or over periods other than those specified for average annual total return.

THE AVERAGE ANNUAL COMPOUNDED RATES OF RETURN FOR THE FUNDS (EXCLUDING SALES CHARGES) FOR THE PERIODS ENDED MARCH 31, 2005 ARE AS FOLLOWS:

Growth Opportunities Fund (Class A)
-----------------------------------
1 Year                               -0.78%
5 Years                             -11.19%
Since inception (9-29-95)             9.53%

Growth Opportunities Fund (Class B)
-----------------------------------
1 Year                               -1.96%
Since inception (5-1-01)             -7.20%

Growth Opportunities Fund (Class C)
-----------------------------------
1 Year                               -1.61%
5 Years                             -11.93%
Since inception (8-2-99)             -1.18%

Large Cap Core Equity Fund (Class A)
------------------------------------
1 Year                                5.32%
Since inception (5-1-00)             -0.59%

Large Cap Core Equity Fund (Class B)
------------------------------------
1 Year                                4.55%
Since inception (5-1-01)              0.00%

Large Cap Core Equity Fund (Class C)
------------------------------------
1 Year                                4.52%
Since inception (5-16-00)            -1.23%

Emerging Growth Fund (Class A)
------------------------------
1 Year                                4.13%
5 Years                               6.50%
10 Years                             15.31%

Emerging Growth Fund (Class B)
------------------------------
1 Year                                3.37%
Since inception (5-1-01)              6.54%

Emerging Growth Fund (Class C)
------------------------------
1 Year                                3.36%
5 Years                               5.74%
10 Years                             14.44%

Value Plus Fund (Class A)
------------------------------
1 Year                                6.34%
5 Years                               1.12%
Since inception (5-1-98)              3.29%

Value Plus Fund (Class B)
-------------------------------
1 Year                                5.55%
Since inception (5-1-01)             -0.83%

Value Plus Fund (Class C)
-------------------------------
1 Year                                5.62%
5 Years                               0.50%
Since inception (5-1-98)*             2.40%

Small Cap Growth Fund (Class A)
---------------------------------
1 Year                               -2.43%
Since inception (10-21-02)           21.34%

Small Cap Growth Fund (Class B)
----------------------------------
1 Year                               -3.15%
Since inception (10-21-02)           20.51%

Small Cap Growth Fund (Class C)
----------------------------------
1 Year                               -3.15%
Since inception (10-21-02)           20.54%

Large Cap Growth Fund (Class A)
---------------------------------
1 Year                               14.62%
5 Years                              -6.91%
Since inception (12-19-97)            9.91%

Large Cap Growth Fund (Class B)
---------------------------------
1 Year                               13.69%
Since inception (10-6-03)            17.31%

Large Cap Growth Fund (Class C)
--------------------------------
1 Year                               13.81%
Since inception (10-6-03)            17.39%

Micro Cap Growth Fund (Class A)
--------------------------------
Since inception (6-22-04)            10.70%

Micro Cap Growth Fund (Class C)
---------------------------------
Since inception (6-22-04)            10.10%

*     Date reflects inception of the predecessor.

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

The Funds may advertise average annual total return after taxes on distributions. Average annual total return after taxes on distributions will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

      n
P(1+T) =ATV
           D

Where:

P    = a hypothetical initial payment of $1,000.

T    = average annual total return (after taxes on distributions).

n    = number of years.

ATV  = ending value of a hypothetical $1,000 payment made at the beginning of
   D the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation of average annual total return after taxes on distributions assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If a Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated

THE AVERAGE ANNUAL RETURNS OF THE FUNDS AFTER TAXES ON DISTRIBUTIONS FOR THE PERIODS ENDED MARCH 31, 2005 ARE AS FOLLOWS:

Growth Opportunities Fund (Class A)
-----------------------------------
1 Year                               -6.47%
5 Years                             -12.23%
Since inception (9-29-95)             8.14%

Growth Opportunities Fund (Class B)
-----------------------------------
1 Year                               -5.89%
Since inception (5-1-01)             -7.68%

Growth Opportunities Fund (Class C)
-----------------------------------
1 Year                               -1.61%
5 Years                             -11.93%
Since inception (8-2-99)             -1.28%

Large Cap Core Equity Fund (Class A)
------------------------------------
1 Year                               -0.95%
Since inception (5-1-00)             -2.01%

Large Cap Core Equity Fund (Class B)
------------------------------------
1 Year                                0.50%
Since inception (5-1-01)             -0.56%

Large Cap Core Equity Fund (Class C)
------------------------------------
1 Year                                4.47%
Since inception (5-16-00)            -1.28%

Emerging Growth Fund (Class A)
------------------------------
1 Year                               -2.66%
5 Years                               3.81%
10 Years                             12.17%

Emerging Growth Fund (Class B)
-------------------------------
1 Year                               -1.43%
Since inception (5-1-01)              5.71%

Emerging Growth Fund (Class C)
------------------------------
1 Year                                2.46%
5 Years                               4.22%
10 Years                             12.01%

Value Plus Fund (Class A)
-------------------------
1 Year                                0.16%
5 Years                              -0.66%
Since inception (5-1-98)              1.87%

Value Plus Fund (Class B)
-------------------------
1 Year                                1.55%
Since inception (5-1-01)             -1.42%

Value Plus Fund (Class C)
-------------------------
1 Year                                5.62%
5 Years                               0.00%
Since inception (5-1-98)*             1.96%

Small Cap Growth Fund (Class A)
-------------------------------
1 Year                               -8.67%
Since inception (10-21-02)           17.71%

Small Cap Growth Fund (Class B)
-------------------------------
1 Year                               -7.60%
Since inception (10-21-02)           18.82%

Small Cap Growth Fund (Class C)
-------------------------------
1 Year                               -3.82%
Since inception (10-21-02)           19.81%

Small Cap Growth Fund (Class I)
-------------------------------
Since inception (5-5-04)              1.58%

Large Cap Growth Fund (Class A)
-------------------------------
1 Year                                8.00%
5 Years                              -8.03%
Since inception (12-19-97)            9.01%

Large Cap Growth Fund (Class B)
-------------------------------
1 Year                                9.69%
Since inception (10-6-03)            14.81%

Large Cap Growth Fund (Class C)
-------------------------------
1 Year                               13.81%
Since inception (10-6-03)            17.39%

Large Cap Growth Fund (Class I)
-------------------------------
Since inception (11-10-04)            8.29%

Micro Cap Growth Fund (Class A)
-------------------------------
Since inception (6-22-04)             4.34%

Micro Cap Growth Fund (Class C)
-------------------------------
Since inception (6-22-04)             9.10%

Micro Cap Growth Fund (Class I)
-------------------------------
Since inception (10-4-04)            12.84%

*     Date reflects inception of the predecessor.

The Funds may advertise average annual total return after taxes on distributions and redemption. Average annual total return after taxes on distributions and redemption will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

               n
         P(1+T) = ATV
                     DR
Where:
P        = a hypothetical initial payment of $1,000.
T        = average annual total return (after taxes on distributions and redemption).
n        = number of years.
ATV      = ending value of a hypothetical $1,000 payment made at the beginning
   DR of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation of average annual total return after taxes on distributions and redemption assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If the Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

THE AVERAGE ANNUAL TOTAL RETURNS FOR THE FUNDS AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION FOR THE PERIODS ENDED MARCH 31, 2005 ARE AS FOLLOWS:

Growth Opportunities Fund (Class A)
-----------------------------------
1 Year                                -4.21%
5 Years                               -9.93%
Since inception (9-29-95)              7.55%

Growth Opportunities Fund (Class B)
-----------------------------------
1 Year                                -3.83%
Since inception (5-1-01)              -6.41%

Growth Opportunities Fund (Class C)
-----------------------------------
1 Year                                -1.05%
5 Years                               -9.70%
Since inception (8-2-99)              -1.04%

Large Cap Core Equity Fund (Class A)
------------------------------------
1 Year                                -0.29%
Since inception (5-1-00)              -1.62%

Large Cap Core Equity Fund (Class B)
------------------------------------
1 Year                                 0.43%
Since inception (5-1-01)              -0.45%

Large Cap Core Equity Fund (Class C)
------------------------------------
1 Year                                3.01%
Since inception (5-16-00)            -1.06%

Emerging Growth Fund (Class A)
------------------------------
1 Year                               -0.21%
5 Years                               3.69%
10 Years                             11.47%

Emerging Growth Fund (Class B)
------------------------------
1 Year                                0.82%
Since inception (5-1-01)              5.14%

Emerging Growth Fund (Class C)
------------------------------
1 Year                                3.35%
5 Years                               4.08%
10 Years                             11.37%

Value Plus Fund (Class A)
-------------------------
1 Year                                0.22%
5 Years                              -0.29%
Since inception (5-1-98)              1.85%

Value Plus Fund (Class B)
-------------------------
1 Year                                1.01%
Since inception (5-1-01)             -1.18%

Value Plus Fund (Class C)
-------------------------
1 Year                                3.66%
5 Years                               0.25%
Since inception (5-1-98)*             1.90%

Small Cap Growth Fund (Class A)
-------------------------------
1 Year                               -5.02%
Since inception (10-21-02)           15.56%

Small Cap Growth Fund (Class B)
-------------------------------
1 Year                               -4.27%
Since inception (10-21-02)           16.54%

Small Cap Growth Fund (Class C)
-------------------------------
1 Year                               -1.82%
Since inception (10-21-02)           17.40%

Small Cap Growth Fund (Class I)
-------------------------------
Since inception (5-5-04)              1.72%

Large Cap Growth Fund (Class A)
-------------------------------
1 Year                                5.20%
5 Years                              -6.63%
Since inception (12-19-97)            7.93%

Large Cap Growth Fund (Class B)
-------------------------------
1 Year                                6.30%
Since inception (10-6-03)            12.65%

Large Cap Growth Fund (Class C)
-------------------------------
1 Year                                8.97%
Since inception (10-6-03)            14.86%

Large Cap Growth Fund (Class I)
-------------------------------
Since inception (11-10-04)            5.39%

Micro Cap Growth Fund (Class A)
-------------------------------
Since inception (6-22-04)             2.82%

Micro Cap Growth Fund (Class C)
-------------------------------
Since inception (6-22-04)             5.91%

Micro Cap Growth Fund (Class I)
-------------------------------
Since inception (10-4-04)             8.35%

*     Date reflects inception of the predecessor.

From time to time, the Funds may advertise their yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

               Yield = 2[(a-b/cd +1)(6) -1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that a Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

Performance quotations are based on historical earnings and are not intended to indicate future performance. Average annual total return and yield are computed separately for Class A, Class B and Class C shares of the Funds. The yield of Class A shares is expected to be higher than the yield of Class B and Class C shares due to the higher distribution fees imposed on Class B and Class C shares. The yield of Class I shares is expected to be higher than the yield of Class A, Class B and Class C shares of a Fund due to the distribution fees and/or sales charges imposed on the other classes of shares.

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding a Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare Fund performance to performance as reported by other investments, indices and averages.

When advertising current ratings or rankings, the Funds may use the following publications to discuss or compare Fund performance:

Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars and ratings are effective for one month.

In addition, a Fund may also use comparative performance information of relevant indices, including the following:

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index.

The S&P 500 Index is a widely recognized unmanaged index that measures the stock performance of 500 large and medium sized companies and is often used to indicate the performance of the overall stock market.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Mid Cap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, as ranked by total market capitalization.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Microcap Index measures the performance of the smallest companies in the Russell 2000 Index and the next smallest 1,000 companies by market capitalization.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Funds to calculate their performance. In addition, there can be no assurance that a Fund will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
--------------------------

As of July 1, 2005, the following shareholders owned of record or beneficially over 5% of the outstanding shares of a class of a Fund. Shares that are held beneficially are indicated by one asterisk. Accounts that may be deemed to control a class are indicated by two asterisks.

---------------------------------------------------------------------------------------------------
FUND                                  SHAREHOLDER                                     % OF CLASS
---------------------------------------------------------------------------------------------------
Large Cap Growth Fund -               Fifth Third Bank - Trustee                         6.87%
Class A                               FBO Various Fascorp Record Kept Plans
                                      8515 E. Orchard 2T2
                                      Centennial, CO
---------------------------------------------------------------------------------------------------
Large Cap Growth Fund -               Western & Southern Financial Group*                7.26%
Class A                               400 Broadway
                                      Cincinnati, OH
---------------------------------------------------------------------------------------------------
Large Cap Growth Fund -               Charles Schwab & Company, Inc.                    29.74%
Class A                               Cust SPL Custody Bnft
                                      101 Montgomery Street
                                      San Francisco, CA
---------------------------------------------------------------------------------------------------
Large Cap Growth Fund -               Merrill Lynch, Pierce Fenner & Smith              13.54%
Class A                               Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Large Cap Growth Fund -               Merrill Lynch, Pierce Fenner & Smith              26.60%
Class B                               Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
Large Cap Growth Fund -               Merrill Lynch, Pierce Fenner & Smith              44.61%
Class C                               Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
Large Cap Growth Fund -               New York Trust Company                            99.88%
Class I                               169 Lackawanna Avenue
                                      Parsippany, NJ
---------------------------------------------------------------------------------------------------
Growth Opportunities Fund - Class A   Fidelity Investments Institutional                37.72%
                                      100 Magellan Way
                                      Covington, KY
---------------------------------------------------------------------------------------------------
Growth Opportunities Fund - Class A   Fifth Third Bank - Trustee                         7.91%
                                      FBO Various Fascorp Record Kept Plans
                                      8515 E. Orchard 2T2
                                      Centennial, CO
---------------------------------------------------------------------------------------------------
Emerging Growth Fund-Class A          Merrill Lynch, Pierce Fenner & Smith              11.60%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
Emerging Growth Fund-Class A          Charles Schwab & Company, Inc.                     9.80%
                                      Mutual Funds - Special Custody Benefit
                                      101 Montgomery Street
                                      San Francisco, CA
---------------------------------------------------------------------------------------------------
Emerging Growth Fund-Class B          Merrill Lynch, Pierce Fenner & Smith               15.78%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
Emerging Growth Fund-Class C          Merrill Lynch, Pierce Fenner & Smith               34.52%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund-Class A    The Western & Southern Life Insurance Co.*         18.12%
                                      400 Broadway
                                      Cincinnati, OH
---------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund-Class A    The Western & Southern Financial Group*           49.95%**
                                      400 Broadway
                                      Cincinnati, OH
---------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund - Class C  Merrill Lynch, Pierce Fenner & Smith               24.55%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund - Class C  NFSC FEBO                                          7.02%
                                      NFS FMTC IRA
                                      Willow Grove, PA
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Large Cap Core Equity Fund - Class C  Morgan Keegan Company, Inc.*                       9.76%
                                      FBO A Customer
                                      50 North Front Street
                                      Memphis, TN
---------------------------------------------------------------------------------------------------
Value Plus Fund-Class A               Fifth Third Bank - Trustee                         20.17%
                                      FBO Various Fascorp Record Kept Plans
                                      8515 E. Orchard 2T2
                                      Centennial, CO
---------------------------------------------------------------------------------------------------
Value Plus Fund-Class A               NFSC FEBO An Account*                              6.68%
                                      Bank of New York, Custodian
                                      1Wall Street
                                      New York, NY
---------------------------------------------------------------------------------------------------
 Value Plus Fund-Class A              The Western & Southern Financial Group*            20.91%
                                      400 Broadway
                                      Cincinnati, OH
---------------------------------------------------------------------------------------------------
 Value Plus Fund-Class A              Western & Southern Life Insurance Co.*             18.25%
                                      400 Broadway
                                      Cincinnati, OH
---------------------------------------------------------------------------------------------------
Value Plus Fund-Class A               NFSC FBO an Account*                               6.24%
                                      North Fork Bank Corp. Inc.
                                      275 Broadhollow Road
                                      Melville, NY
---------------------------------------------------------------------------------------------------
Value Plus Fund - Class B             Merrill Lynch, Pierce Fenner & Smith               7.82%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
Value Plus Fund - Class B             Stifel Nicolaus Co. Inc *                          5.89%
                                      For the Sole Benefit of an Account
                                      501 North Broadway
                                      St. Louis, MO
---------------------------------------------------------------------------------------------------
Value Plus Fund - Class C             Merrill Lynch, Pierce Fenner & Smith               9.54%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
 Value Plus Fund-Class C              Western & Southern Life Insurance Co.*             16.83%
                                      400 Broadway
                                      Cincinnati, OH
---------------------------------------------------------------------------------------------------
 Value Plus Fund-Class C              The Western & Southern Financial Group*            11.85%
                                      400 Broadway
                                      Cincinnati, OH
---------------------------------------------------------------------------------------------------
Small Cap Growth Fund-Class A         Merrill Lynch, Pierce Fenner & Smith               7.71%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
Small Cap Growth Fund-Class A         SEI Private Trust Company*                         6.78%
                                      FBO A Customer
                                      One Freedom Valley Drive
                                      Oaks, PA
---------------------------------------------------------------------------------------------------
Small Cap Growth Fund-Class A         Fifth Third Bank - Trustee                         6.28%
                                      FBO Various Fascorp Record Kept Plans
                                      8515 E. Orchard 2T2
                                      Centennial, CO
---------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
Small Cap Growth Fund-Class B         Merrill Lynch, Pierce Fenner & Smith               10.80%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
Small Cap Growth Fund-Class C         Merrill Lynch, Pierce Fenner & Smith               41.51%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
Small Cap Growth Fund-Class I         Charles Schwab & Company, Inc.                     16.17%
                                      Cust SPL Custody Bnft
                                      101 Montgomery Street
                                      San Francisco, CA
---------------------------------------------------------------------------------------------------
Small Cap Growth Fund-Class I         Prudential Investment Management Service           83.66%
                                      FBO Mutual Fund Clients
                                      100 Mulberry Street
                                      Newark, NJ
---------------------------------------------------------------------------------------------------
Micro Cap Growth Fund-Class A         Western & Southern Life Insurance Co.*             15.87%
                                      400 Broadway
                                      Cincinnati, OH
---------------------------------------------------------------------------------------------------
Micro Cap Growth Fund-Class A         Merrill Lynch, Pierce Fenner & Smith               18.47%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
Micro Cap Growth Fund-Class C         Merrill Lynch, Pierce Fenner & Smith               23.58%
                                      Incorporated
                                      For the Sole Benefit of its Customers
                                      4800 Deer Lake Drive East
                                      Jacksonville, FL
---------------------------------------------------------------------------------------------------
Micro Cap Growth Fund-Class I         Tulsa & Co.                                        98.62%
                                      5727 South Lewis, Suite 800
                                      Tulsa, OK
---------------------------------------------------------------------------------------------------

*     Indicates that shares are held beneficially.
** May be deemed to control a class because it owned beneficially more than 25% of the outstanding shares as of July 1, 2005.

As of July 1, 2005, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Trust and of each Fund (or class thereof).

CUSTODIAN
---------

Brown Brothers Harriman & Co.("BBH"), 40 Water Street, Boston, MA 02109, serves as the Trust's custodian. BBH acts as the Trust's depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------

The firm of Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, has been selected as the independent accountants for the Trust for fiscal year ending March 31, 2006. The independent accountants will perform an audit of the Trust's financial statements for its fiscal year end and advise the Trust as to certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT
---------------------------------------------

TRANSFER AGENT. The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Cincinnati, Ohio 45202, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Trust, Integrated receives a monthly per account fee from each Fund, plus out of-pocket expenses. Integrated is an affiliate of the Advisor by reason of common ownership.

The Funds may also pay a fee to certain servicing organizations, such as broker-dealers and financial institutions, who provide sub-transfer agency services. These services include maintaining shareholder records, processing shareholder transactions and distributing communications to shareholders.

ACCOUNTING AND PRICING AGENT. Integrated provides accounting and pricing services to the Trust. For calculating daily NAV per share and maintaining all necessary books and records to enable Integrated to perform its duties, each Fund pays Integrated a fee based on the asset size of the Fund, plus out-of-pocket expenses. The Funds also pay the costs of outside pricing services. Set forth below are the accounting service fees paid by the Funds during their last three fiscal periods:

                                     3-31-04- 3-31-03- 3-31-02-
                                     3-31-05  3-31-04  3-31-02
                                     -------  -------  -------
Emerging Growth Fund                 $69,000  $68,000  $66,234
Value Plus Fund                      $45,000  $45,000   52,782
Large Cap Core Equity Fund           $39,000  $39,000   45,750
Growth Opportunities Fund            $51,000  $51,396   56,750
Small Cap Growth Fund                $54,300  $41,500   19,169
Micro Cap Growth Fund                $28,126       --       --

                                     3-31-04-   1-1-04- 12-31-02-  12-31-01-
                                     3-31-05   3-31-04  12-31-03   12-31-02
                                     -------   -------  --------   --------
Large Cap Growth Fund                $56,450  $ 9,128  $23,724

ADMINISTRATIVE AGENT. Integrated also provides administrative services to the Funds. These administrative services include supplying non-investment related statistical and research data, internal regulatory compliance services, executive and administrative services, supervising the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, Integrated receives a monthly fee from each

Fund based on its average daily net assets, plus out-of-pocket expenses. The fees paid for administrative services by the Funds are set forth below:

                                        3-31-04-       3-31-03-         3-31-02-
                                        3-31-05        3-31-04          3-31-03
                                        -------        -------          -------
Emerging Growth Fund                   $351,145       $230,008         $151,466
Value Plus Fund                          42,258         33,077          37,217
Large Cap Core Equity Fund                6,647          5,778            3,025*
Growth Opportunities Fund                65,986         74,709           41,073*
Small Cap Growth Fund                    54,471         25,060           3,806
Micro Cap Growth Fund                    11,148

*     From period August 1, 2002 - March 31, 2003

Prior to October 6, 2003, Navellier provided administrative services to the Large Cap Growth Fund. In addition, Navellier had an agreement with FBR National Bank & Trust to perform some or all administrative services and these services were paid by Navellier out of its administrative service fee. Effective October 6, 2003, Integrated provides administrative services to the Large Cap Growth Fund. Set forth below are the administrative service fees paid by the Large Cap Growth Fund during the stated fiscal periods:

              3-31-04-             3 Months          12-31-02-         12-31-01-
              3-31-05-          Ended 3-31-04        12-31-03          12-31-02
              --------          -------------        --------          --------
              $90,716              $9,649             $39,924          $40,440

COMPLIANCE SERVICE FEES. Integrated provides compliance program development, implementation and administration services to the Trust pursuant to a Compliance Services Agreement entered into on October 5, 2004. For providing compliance services to the Trust, the Funds pay a one-time compliance program development and implementation fee plus an annual compliance administration fee. The Funds also pay other costs and expenses incurred in connection with the services provided under the Compliance Services Agreement. Set forth below are the compliance fees and expenses paid by the Funds from 10-5-04 until 3-31-05.

                  Emerging Growth Fund               $8,391
                  Value Plus Fund                    $1,000
                  Large Cap Core Equity Fund         $  162
                  Large Cap Growth Fund              $1,346
                  Growth Opportunities Fund          $1,107
                  Small Cap Growth Fund              $1,228
                  Micro Cap Growth Fund              $  183

FINANCIAL STATEMENTS
--------------------

The Funds' annual financial statements as of March 31, 2005 appear in the Trust's Annual Report, which is incorporated by reference herein. The Trust's annual financial statements were audited by Ernst & Young LLP.

                                    APPENDIX
                        BOND AND COMMERCIAL PAPER RATINGS

      Set forth below are descriptions of the ratings of Moody's, S&P and Fitch, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

                              MOODY 'S BOND RATINGS

Aaa Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               S&P'S BOND RATINGS

AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from higher rated issues only in a small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB,B, Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as CCC, predominantly speculative with respect to capacity to pay interest
CC, C and repay principal in accordance with the terms of this obligation.
      BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR    Not rated.

                                 FITCH RATINGS:

      AAA - "AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events."

      AA - "AA ratings denote a very low expectation of credit risk. They indicate strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events."

      A - "A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings."

      BBB - "BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category."

      BB - "BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade."

      B - "B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment."

      CCC, CC, C - "Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default."

      DDD, DD and D - "Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50%-90% of such outstanding, and 'D' the lowest recovery potential, i.e. below 50%."

UNRATED. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

      Should no rating be assigned, the reason may be one of the following:

      1.    An application for rating was not received or accepted.

      2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

      3.    There is a lack of essential data pertaining to the issue or issuer.

      4. The issue was privately placed, in which case the rating is not published in Moody's publications.

      Suspension or withdrawal may occur if new and material circumstances arise, the effect of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

      Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, Ba-1 and B-1.

                         S&P'S COMMERCIAL PAPER RATINGS

A. S& P's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A" for the highest-quality obligations to "D" for the lowest. These categories are as follows:

      A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
      A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."
      A-3 Issues carrying this designation have an adequate capacity for timely payment. The are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
      B Issues rated "B" are regarded as having only speculative capacity for timely payment.
      C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
      D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                        MOODY'S COMMERCIAL PAPER RATINGS

      Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                         MOODY'S CORPORATE NOTE RATINGS

MIG-1 "Notes which are rated MIG-1 are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."

MIG-2 "Notes which are rated MIG-2 are judged to be of high quality. Margins of protection are ample although not so large as in the preceding group."

                          S&P'S CORPORATE NOTE RATINGS

SP-1 "Debt rated SP-1 has very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

SP-2  "Debt rated SP-2 has satisfactory capacity to pay principal and interest."

SP-3  "Debt rated SP-3 has speculative capacity to pay principal and interest."

PART C.   OTHER INFORMATION
------    -----------------

Item 23.  Exhibits
-------   --------

     (a)  ARTICLES OF INCORPORATION
          Restated   Agreement  and  Declaration  of  Trust and Amendment No. 1
          dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is incorporated by reference.

          Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

          Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

          Amendment to Restated Agreement and Declaration of Trust dated April 6, 2000, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

          Amendment to Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 is incorporated by reference.

          Amendment to Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 is incorporated by reference.

          Amendment to Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 48 is incorporated by reference.

          Amendment dated November 7, 2002 to Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

          Amendment dated April 14, 2004 to Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

     (b)  BYLAWS
          Bylaws with Amendments adopted July 17, 1984 and April 5, 1989, which were filed as Exhibits to Registrant's Post-Effective Amendment No.36, are hereby incorporated by reference.

     (c)  INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS
          Article IV of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

          LIQUIDATION. In event of the liquidation or dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

          VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

          REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

          Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

          TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

          Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

          VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in
          Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

     (d)  INVESTMENT ADVISORY CONTRACTS

          (i) Advisory Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57 is filed herwith.

          (ii) Subadvisory Agreement between Touchstone Advisors, Inc. and Mastrapasqua Asset Management, Inc. for the Growth Opportunities Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

         (iii) Subadvisory Agreement between Touchstone Advisors, Inc. and TCW Investment Management Company for the Emerging Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 is incorporated by reference.

          (iv) Subadvisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management, Inc. for the Emerging Growth Fund, which was filed as an Exhibit to Registrant's Post-Efffective Amendment No. 57 is filed herewith.

           (v) Subadvisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. for the Value Plus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

          (vi) (a) Form of Subadvisory Agreement between Touchstone Advisors, Inc. and Navellier & Associates, Inc. for the Large Cap Growth Fund,which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

               (b) Amendment to Sub-Advisory Agreement with Navellier &
                   Associates, Inc. is filed herewith.

         (vii) Subadvisory Agreement between Touchstone Advisors, Inc. and Todd Investment Advisors, Inc. for the Large Cap Core Equity Fund (formerly the Enhanced 30 Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

        (viii) Subadvisory Agreement betweeen Touchstone Advisors, Inc. and Bjurman, Barry & Associates for the Small Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 48 is hereby incorporated by reference.

         (ix) Subadvisory Agreement between Touchstone Advisors, Inc. and Longwood Investment Advisors, Inc. for the Small Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 48 is hereby incorporated by reference.

         (x) Subadvisory Agreement between Touchstone Advisors, Inc. and Bjurman, Barry & Associates for the Micro Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

       (e)     UNDERWRITING CONTRACTS

          (i) Distribution Agreement with Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is incorporated by reference.

          (ii) Form of Underwriter's Dealer Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 56, is incorporated by reference.

       (f)     BONUS OR PROFIT SHARING CONTRACTS

               The Touchstone Trustee Deferred Compensaton Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43,is incorporated by reference.

       (g)     CUSTODIAN AGREEMENTS

          (i) Custodian Agreement with Brown Brothers Harriman & Co., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

         (ii) Securities Lending Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

         (iii) Custody Fee Offset Agreement with Brown Brothers Harriman & Co. is filed herewith.

       (h)     OTHER MATERIAL CONTRACTS

          (i) Accounting Services Agreement dated December 31, 2002 with Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

         (ii)  (a)  Transfer Agency Agreement dated December 31, 2002 with
                    Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

               (b) Recordkeeping Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51 is incorporated by reference.

               (c) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51 is incorporated by reference.

         (iii) Administration Agreement dated December 31, 2002 with Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

         (iv) Allocation Agreement for Allocation of Fidelty Bond Proceeds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50 is incorporated by reference.

         (v) Amended Expense Limitation Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57 is filed herewith.

         (vi) (a) Sponsor Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43 is incorporated by reference.

               (b) Amendment No. 1 to Sponsor Agreement, which was filed as an
                   Exhibit to Registrant's Post-Effective Amendment No. 45 is incorporated by reference.

               (c) Amendment No. 2 to Sponsor Agreement, which was filed as an
                   Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

               (d) Amendments 3 and 4 to Sponsor Agreement with Touchstone
                   Advisors, Inc., which were filed as Exhibits to Registrant's Post-Effective Amendment No.50 are incorporated by reference.

               (d) Amendments 5, 6, and 7 to Sponsor Agreement with Touchstone
                   Advisors, Inc.,which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

               (e) Amendments 8 and 9 to Sponsor Agreement with Touchstone
                   Advisors, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 57 are incorporated by reference.

         (vii) iCompliance Services Agreement with Integrated Fund Services, Inc. which was filed as an Exhibit to Touchstone Investment Trust's Post-Effective Amendment No. 89 (File Number 2-52242) is incorporated by reference.

      (i)      LEGAL OPINION

               Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

       (j)     OTHER OPINIONS

               Consent of Independent Accountants is filed herewith.

       (k)    OMITTED FINANCIAL STATEMENTS

              None

       (l)    INITIAL CAPITAL AGREEMENTS

              Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

       (m)    RULE 12B-1 PLAN

          (i) Registrant's Plans of Distribution Pursuant to Rule 12b-1 for Class A Shares and Class C Shares, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, are incorporated by reference.

          (ii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is incorported by reference.

        (n)   RULE 18f-3 PLAN

              Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 56 is incorporated by reference.

       (o)    CODE OF ETHICS

          (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51 is incorporated by reference.

         (ii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Touchstone Variable Series Trust's Post-Effective Amendment No. 22, (File No. 33-76566) is incorporated by reference.

        (iii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Touchstone Variable Series Trust's Post-
               Effective Amendment No. 22, (File No. 33-76566) is incorporated by reference.

         (iv) Code of Ethics for Fort Washington Investment Advisors, Inc., which was filed as an Exhibit to Touchstone Variable Series Trust's Post-Effective Amendment No. 22, (File No. 33-76566) is incorporated by reference.

        (v) Code of Ethics for Westfield Capital Management, Inc. is filed herewith.

        (vi) Code of Ethics for Todd Investment Advisors, Inc., which was filed as an Exhibit to Touchstone Variable Series Trust's Post-Effective Amendment No. 22, (File No. 33-76566) is incorporated by reference.

        (vii) Code of Ethics for Mastrapasqua Asset Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57 is incorporated by reference.

        (viii) Code of Ethics for The TCW Group, Inc., which was filed as an Exhibit to Touchstone Variable Series Trust's Post-
               Effective Amendment No. 22, (File No. 33-76566) is incorporated by reference.

        (ix) Code of Ethics for Bjurman, Barry & Associates, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57 is filed herewith.

        (x) Code of Ethics for Longwood Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment herewith.

        (xi) Code of Ethics for Navellier & Associates, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with the Registrant
--------  -----------------------------------------------------------------
          None

Item 25.  INDEMNIFICATION
-------   ---------------
               (a)  Article  VI  of  the  Registrant's  Restated  Agreement  and
                    Declaration  of  Trust  provides  for   indemnification   of
                    officers and Trustees as follows:

               Section 6.4  Indemnification of Trustees, Officers, etc.
               -----------  -------------------------------------------
               The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

               Section 6.5   Advances of Expenses.
               -----------  --------------------
               The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

               Section 6.6  Indemnification Not Exclusive, etc.
               -----------  -----------------------------------
               The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

               (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc. ("Touchstone"), Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. Coverage under the policy includes losses by reason of any act error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                    The Advisory Agreement and the Subadvisory Agreements provide that Touchstone Advisors, Inc.(or a Subadvisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Subadvisor) of its obligations under the Agreement.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS
--------  ---------------------------------------------------------

          A.   TOUCHSTONE   ADVISORS,  INC. (the "Advisor")  is  a  registered
               investment adviser which provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to
               Touchstone  Investment  Trust,   Touchstone  Tax-Free  Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 East Fourth Street, Cincinnati, Ohio 45202.

               (1) Jill T. McGruder, Chief Executive Officer and Director
                   of the Advisor.

                    (a) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer, Integrated Fund Services, Inc., a transfer agent and Touchstone Securities, Inc., a broker-dealer.

                    (b) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company.

                    (c) President and a Director of IFS Agency Services, Inc., an insurance agency, W&S Financial Group Distributors, Inc., an insurance agency, IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (d) Senior Vice President of The Western & Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (e) Senior Vice President and Director of Fort Washington Brokerage Services, Inc., 400 Broadway, Cincinnati, Ohio, a broker-dealer.

                    (f) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

                    (g) President of Touchstone Advisors, Inc. and Touchstone Securities, Inc. until February 2004.

               (2)  James R. Grifo, President of the Advisor

                    (a)  President of Touchstone Securities, Inc.

                    (b) Managing Director, Deutsche Asset Management, 885 Third Avenue, New York, NY until 2003

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4) Donald J. Wuebbling, Chief Legal Officer, Secretary and a Director of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc. IFS Systems, Inc., Integrated Fund Services, Inc.,
                         IFS Holdings, Inc., Capital Analysts Incorporated, Integrity Life Insurance Company, 515 West Market Street, Louisville, KY 40202, National Integrity Life Insurance Company, 515 West Market Street, Louisville, KY 40202 and WestAd Inc., 400 Broadway, Cincinnati, OH 45202

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Senior Vice President and Director of Fort Washington Brokerage Services, Inc., a broker-dealer

                    (d) Senior Vice President and Secretary of Columbus Life Insurance Company, 400 East Fourth Street, Cincinnati, OH 45202

                    (e) Secretary and a Director of Eagle Realty Group, LLC, 421 East Fourth Street, Cincinnati, OH 45202,
                         IFS Financial Services, Inc.and Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH/

                    (f) Assistant Secretary and a Director of Eagle Realty Investments, Inc., 421 East Fourth Street, Cincinnati, OH 45202

               (5)   Richard K. Taulbee, Vice President of the Advisor

                    (a)  Vice  President of IFS Financial  Services,  Inc.,
                         IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., Touchstone Securities, Inc., Capital Analysts Incorporated, Eagle Realty Investments, Inc., Fort Washington Brokerage Services, Inc., IFS Fund Distributors, Inc., IFS Systems, Inc. and WestAd Inc.

                    (b) Assistant Treasurer of Fort Washington Investment Advisors, Inc.

               (6)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Touchstone Securities, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., Integrity Life Insurance Company, National Integrity Life Insurance Company and WestAd Inc.

                    (b)  Treasurer of Fort Washington Brokerage Services, Inc.

               (7)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., Fort Washington Brokerage Services, Inc. and IFS Fund Distributors, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c) Treasurer & Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

                    (d) Assistant Treasurer of Fort Washington Investment Advisors, Inc.

              (8)   James N. Clark - A Director of the Advisor

                    (a) A Director of The Western and Southern Life Insurance
                        Company, Western-Southern Life Assurance Company, Western & Southern Financial Group, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Systems, Inc., Touchstone Securities, Inc. and W&S Financial Group Distributors, Inc.

                    (b) Director and Vice President of Capital Analysts
                        Incorporated

                    (c) Director and Secretary of WestAd Inc.

             (9) William A. Dent, Senior Vice President, Product Management and Marketing of the Advisor

                   (a) Marketing Director, Promontory Interfinancial Network,
                       1515 North Courthouse Road, Arlington, Virginia from 2002-2003.

                   (b) Senior Vice President, McDonald Investments, 800
                       Superior Avenue, Cleveland, OH from 1998-2001 and Managing Director of Key Asset Management, 800 Superior Avenue, Cleveland, OH, from 1991-1998.

          B.   FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft.  Washington") is a
               registered   investment   adviser  which  provides   sub-advisory
               services to the Value Plus Fund. Ft. Washington serves as the Sub-Advisor to Touchstone Investment Trust, Touchstone Tax-Free Trust and certain series of Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients. The address of Ft. Washington is 420 East Fourth Street, Cincinnati, OH 45202.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

               (1)  Maribeth S. Rahe, President and a Director of Ft. Washington

                    (a) Director of Todd Investment Advisors, Inc., 3160
                        National City Tower, Louisville, KY 40202

                    (b) President of United States Trust Company of New York
                        until October 2003.

               (2) Nicholas P. Sargen, Senior Vice President, Chief Investment Officer and a Director of Ft. Washington

                    (a) Director of Todd Investment Advisors, Inc.

                    (b) Managing Director, Global Marketing Strategies of JP
                        Morgan Chase until April 2003

               (3)  John F. Barrett, Chairman and Director of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company, Western-
                         Southern Life Assurance Company and Western & Southern Financial Group, Inc.

                    (b) Trustee of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust

                    (c) A Director and Chairman of Columbus Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

                    (d) A Director of Eagle Realty Group, LLC, Eagle Realty Investments, Inc., Integrated Fund Services, Inc. and IFS Holdings, Inc.

                    (e)  Director, Chairman & CEO of WestAd, Inc.

                    (f)  President and Trustee of Western & Southern Foundation

               (4) Augustine A. Long, Managing Director, Marketing of Ft. Washington

               (5) John J. O'Connor, Managing Director of Ft. Washington

               (6) Donald J. Wuebbling - Secretary and Director of Ft.
                    Washington

                    see biography above

               (7) Michele Hawkins, Chief Compliance Officer of Ft. Washington

               (8) Margaret C. Bell, Managing Director of Ft. Washington

               (9) Brendan M. White, Managing Director of Ft. Washington

              (10) Roger M. Lanham, Managing Director of Ft. Washington

              (11) John C. Holden, Managing Director of Ft. Washington

              (12) Timothy J. Policinski, Managing Director of Ft. Washington

              (13) Robert L. Walker, a Director of Ft. Washington

                     (a) Director of Eagle Realty Group, LLC, Integrated Fund
                         Services, Inc., Integrity Life Insurance Company and National Integrity Life Insurance Company

              (14)  Mark A. Frietch, Vice President of Ft. Washington

              (15)  Terrie A. Wiedenheft, Assistant Treasurer of Ft. Washington
                       See biography above

          C. MASTRAPASQUA ASSET MANAGEMENT,INC.("MASTRAPASQUA")is a registered investment adviser providing investment advisory services to the Growth Opportunities Fund. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee. The following are officers of Mastrapasqua:

               (1) Frank Mastrapasqua - Chairman, Chief Executive Officer and Portfolio Manager

               (2) Thomas A. Trantum - President, Chief Operating Officer and Portfolio Manager

               (3) Mauro M. Mastrapasqua - First Vice President and Associate Portfolio Manager

               (4)  Nancy G. Martinez - Chief Compliance Officer

          D.   TCW INVESTMENT MANAGEMENT COMPANY ("TCW")  is a  registered
               investment  adviser  providing   sub-advisory   services  to  the
               Emerging Growth Fund. The address of TCW 865 South Figueroa Street, Los Angeles California 90017. The following are the executive officers and directors of TCW:

               (1) Alvin R. Albe - Director, President and CEO

               (2) Thomas E. Larkin - Director and Vice Chairman

               (3) Marc I. Stern - Director and Chairman

               (4) William C. Sonneborn - Executive Vice President & Chief
                   Operating Officer

               (5) Michael E. Cahill - General Counsel & Secretary

               (6) David S. Devito - Chief Financial Officer

               (7) Hilary G. Lord - Chief Compliance Officer

               (8) Robert D. Beyer, Executive Vice President and Chief
                   Investment Officer

          E. WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC ("WESTFIELD") is a registered adviser providing sub-advisory services to the Emerging Growth Fund. The address of Westfield is One Financial Center, Boston, MA 02111. The following are executive officers and directors of Westfield:

               (1)  Charles M. Hazard - Director

               (2) Arthur J. Bauernfeind - Director, Chairman and Chief Executive Officer

               (3) William A. Muggia - Director, President and Chief Investment Officer

               (4)  Timothy L. Vaill - Director

               (5) Karen A. Digravio - Director, Chief Financial Officer, Chief Compliance Officer and Executive Vice President

          F. TODD INVESTMENT ADVISORS, INC. ("TODD") is a registered adviser providing sub-advisory services to the Enhanced 30 Fund. The address of Todd is 3160 National City Tower, Louisville, KY 40202. The following are officers and directors of Todd:

               (1)  Bosworth M. Todd - Chairman and Director

               (2) Robert P. Bordogna - President, Chief Executive Officer, Chief Investment Officer

               (3)  Maribeth S. Rahe - Director

               (4) Curtiss M. Scott, Jr. - Partner, Senior Equity Portfolio Manager

               (5)  Gayle S. Dorsey - Partner, Private Client Services

               (6)  Jennifer J. Doss, Partner, Secretary/Treasurer

               (7)  John J. White, Partner, Director of Research

               (8)  John C. Feduchak, Director of Managed Account Programs

               (9)  Nicholas P. Sargen- Director

              (10) Christopher A. Bennett- Regional Director of Managed Account Programs

              (11)  Michele Hawkins - Chief Compliance Officer

              (12)  Matthew J. Saltzman - Director of Marketing

         G. BJURMAN, BARRY & ASSOCIATES ("BJURMAN") is a registered adviser providing sub-advisory services to the Small Cap Growth Fund and the Micro Cap Growth Fund. The address of Bjurman is 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA. The following are officers and directors of Bjurman:

               (1) G. Andrew Bjurman, President, Chief Executive Officer and Director

               (2) O. Thomas Barry III, Senior Executive Vice President, Chief Investment Officer and Director

               (3)  Kathy K. Pommet - Chief Compliance Officer

         H. LONGWOOD INVESTMENT ADVISORS, INC. ("LONGWOOD") is a registered advisor providing sub-advisory services to the Small Cap Growth Fund. The address of Longwood is One International Place, Suite 240, Boston, MA. The following are officers of Longwood:

               (1) Robert A. Davidson, President

               (2) Leonard M. Sorgini, Chief Financial Officer and Chief
                   Compliance Officer

               (3) Regan I. Royston, Director of Operations

               (4) Jennifer M. Pawloski - Director of Research

               (5) Kathleen J. Jordan - Director of Marketing

               (6) Eileen M. Madden - Research Analyst

        I. NAVELLIER & ASSOCIATES, Inc. ("Navellier") is a registered advisor providing sub-advisory services to the Large Cap Growth Fund. The address of Navellier is One East Liberty Street, Third Floor, Reno Nevada. The following are officers of Navellier.

               (1) Louis G. Navellier, Chief Executive Officer

               (2) Arjen P. Kuyper, President & Chief Operating Officer

               (3) Peter R. Knapp, Vice President & Chief Compliance Officer

               (4) Keith M. Basso, Vice President

               (5) James H. O'Leary, Vice President

               (6) Paula M. Boyd, Vice President

Item 27        Principal Underwriters
-------        ----------------------

               (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

                    Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202.
                   *The address is 400 Broadway, Cincinnati, Ohio 45202.

                                           POSITION            POSITION
                                             WITH                WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    James H. Grifo         President           Vice President

                    Jill T. McGruder       Director            Trustee/President


                    James N. Clark*        Director            None

                    Donald J. Wuebbling*   Director            None

                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee*    Vice President      None


                    James J. Vance*        Vice President &    None
                                           Treasurer

                    Terrie A. Wiedenheft   Chief Financial     Controller/
                                           Officer             Treasurer

                    Robert F. Morand*      Secretary           None

                    Richard K. Taulbee*    Vice President      None

            (c)     None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS
-------   --------------------------------
          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.


Item 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------   -----------------------------------------------------
          None.

Item 30.  UNDERTAKINGS
-------   ------------
               (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                    (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

                    (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that meets all of the requirements for effectiveness of the registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 1st day of August, 2005.

                                        TOUCHSTONE STRATEGIC TRUST

                                           /s/ Jill T. McGruder
                                        By:---------------------------
                                           Jill T. McGruder
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 1st day of August, 2005.


/s/ Jill T. McGruder                 Trustee & President
-----------------------
JILL T. MCGRUDER

/s/ Terrie A. Wiedenheft
-----------------------              Controller & Treasurer
TERRIE A. WIEDENHEFT


*JOHN F. BARRETT                      Trustee
---------------------

*RICHARD L. BRENAN                    Trustee
---------------------

*J. LELAND BREWSTER                   Trustee
-----------------------

*PHILLIP R. COX                       Trustee
-----------------------

*H. JEROME LERNER                     Trustee
-----------------------

*DONALD C. SIEKMANN                   Trustee
------------------------

*ROBERT E. STAUTBERG                  Trustee
-----------------------

*JOHN P. ZANOTTI                      Trustee
-----------------------


By: /s/ Tina H. Bloom
-----------------------
   Tina H. Bloom
   *Attorney-in-Fact
   August 1, 2005

                        EXHIBIT INDEX
                        -------------


1.  Custody Fee Offset Agreement with Brown Brothers Harriman

2.  Consent of Indpendent Accountants

3.  Code of Ethics for Westfield Capital Management, Inc.